UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

780 Third Avenue
43rd Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gareth Griffiths
1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

TABLE OF CONTENTS

Baillie Gifford China Equities Fund Class K - BGCDX

Baillie Gifford China Equities Fund Institutional Class - BGCBX

Baillie Gifford Developed EAFE All Cap Fund Class 3 - BGPFX

Baillie Gifford Developed EAFE All Cap Fund Class K - BGPKX

Baillie Gifford Developed EAFE All Cap Fund Institutional Class - BSGPX

Baillie Gifford EAFE Plus All Cap Fund Class 2 - BGCWX

Baillie Gifford EAFE Plus All Cap Fund Class 3 - BGCJX

Baillie Gifford EAFE Plus All Cap Fund Class K - BKGCX

Baillie Gifford EAFE Plus All Cap Fund Institutional Class - BGCSX

Baillie Gifford Emerging Markets Equities Fund Class 2 - BGEHX

Baillie Gifford Emerging Markets Equities Fund Class 3 - BGELX

Baillie Gifford Emerging Markets Equities Fund Class 4 - BGEPX

Baillie Gifford Emerging Markets Equities Fund Class 5 - BGEDX

Baillie Gifford Emerging Markets Equities Fund Class K - BGKEX

Baillie Gifford Emerging Markets Equities Fund Institutional Class - BGEGX

Baillie Gifford Emerging Markets ex China Fund Class K - BGEZX

Baillie Gifford Emerging Markets ex China Fund Institutional Class - BGEWX

Baillie Gifford Global Alpha Equities Fund Class 2 - BGATX

Baillie Gifford Global Alpha Equities Fund Class K - BGAKX

Baillie Gifford Global Alpha Equities Fund Institutional Class - BGASX

Baillie Gifford International Alpha Fund Class 2 - BGITX

Baillie Gifford International Alpha Fund Class 3 - BGIFX

Baillie Gifford International Alpha Fund Class 4 - BGIUX

Baillie Gifford International Alpha Fund Class 5 - BGIVX

Baillie Gifford International Alpha Fund Class K - BGIKX

Baillie Gifford International Alpha Fund Institutional Class - BINSX

Baillie Gifford International Concentrated Growth Equities Fund Class K - BTLKX

Baillie Gifford International Concentrated Growth Equities Fund Institutional Class - BTLSX

Baillie Gifford International Growth Fund Class 2 - BGETX

Baillie Gifford International Growth Fund Class 4 - BGEFX

Baillie Gifford International Growth Fund Class 5 - BGEVX

Baillie Gifford International Growth Fund Class K - BGEKX

Baillie Gifford International Growth Fund Institutional Class - BGESX

Baillie Gifford International Smaller Companies Fund Class K - BICKX

Baillie Gifford International Smaller Companies Fund Institutional Class - BICIX

Baillie Gifford Long Term Global Growth Fund Class 2 - BGLTX

Baillie Gifford Long Term Global Growth Fund Class K - BGLKX

Baillie Gifford Long Term Global Growth Fund Institutional Class - BSGLX

Baillie Gifford U.S. Equity Growth Fund Class K - BGGKX

Baillie Gifford U.S. Equity Growth Fund Institutional Class - BGGSX

Baillie Gifford International All Cap Fund Class 2 - BGICF2

Baillie Gifford International All Cap Fund Class 3 - BGICF3

Baillie Gifford China Equities Fund

Class K | BGCDX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$47	0.87%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,709,424
  Total number of portfolio holdings59
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate6%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	27.5%
Auto Parts & Equipment	7.2%
Retail	6.1%
Home Furnishings	6.0%
Software	4.6%
Banks	4.3%
Beverages	4.2%
Distribution/Wholesale	3.5%
Insurance	3.5%
Electronics	3.3%
Semiconductors	3.1%
Mining	2.7%
Auto Manufacturers	2.6%
Other sectors	19.4%
Other assets less liabilities	2.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford China Equities Fund

Institutional Class | BGCBX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.96%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,709,424
  Total number of portfolio holdings59
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate6%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	27.5%
Auto Parts & Equipment	7.2%
Retail	6.1%
Home Furnishings	6.0%
Software	4.6%
Banks	4.3%
Beverages	4.2%
Distribution/Wholesale	3.5%
Insurance	3.5%
Electronics	3.3%
Semiconductors	3.1%
Mining	2.7%
Auto Manufacturers	2.6%
Other sectors	19.4%
Other assets less liabilities	2.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Developed EAFE All Cap Fund

Class 3 | BGPFX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$33	0.62%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$183,851,875
  Total number of portfolio holdings60
  Total advisory fees paid, net of waiver$372,604
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	9.3%
Banks	8.5%
Internet	7.7%
Machinery - Diversified	6.1%
Semiconductors	5.8%
Cosmetics/Personal Care	4.6%
Investment Companies	4.4%
Pharmaceuticals	3.7%
Chemicals	3.3%
Food	3.0%
Machinery - Construction & Mining	3.0%
Distribution/Wholesale	2.9%
Beverages	2.7%
Other sectors	33.9%
Other assets less liabilities	1.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Developed EAFE All Cap Fund

Class K | BGPKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$36	0.69%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$183,851,875
  Total number of portfolio holdings60
  Total advisory fees paid, net of waiver$372,604
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	9.3%
Banks	8.5%
Internet	7.7%
Machinery - Diversified	6.1%
Semiconductors	5.8%
Cosmetics/Personal Care	4.6%
Investment Companies	4.4%
Pharmaceuticals	3.7%
Chemicals	3.3%
Food	3.0%
Machinery - Construction & Mining	3.0%
Distribution/Wholesale	2.9%
Beverages	2.7%
Other sectors	33.9%
Other assets less liabilities	1.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Developed EAFE All Cap Fund

Institutional Class | BSGPX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.79%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$183,851,875
  Total number of portfolio holdings60
  Total advisory fees paid, net of waiver$372,604
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	9.3%
Banks	8.5%
Internet	7.7%
Machinery - Diversified	6.1%
Semiconductors	5.8%
Cosmetics/Personal Care	4.6%
Investment Companies	4.4%
Pharmaceuticals	3.7%
Chemicals	3.3%
Food	3.0%
Machinery - Construction & Mining	3.0%
Distribution/Wholesale	2.9%
Beverages	2.7%
Other sectors	33.9%
Other assets less liabilities	1.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford EAFE Plus All Cap Fund

Class 2 | BGCWX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$36	0.68%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$254,102,415
  Total number of portfolio holdings69
  Total advisory fees paid, net of waiver$451,066
  Portfolio turnover rate13%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	10.6%
Banks	8.5%
Semiconductors	8.4%
Commercial Services	8.1%
Machinery - Diversified	5.5%
Investment Companies	4.3%
Cosmetics/Personal Care	4.2%
Retail	3.7%
Pharmaceuticals	3.2%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.9%
Chemicals	2.6%
Other sectors	30.4%
Other assets less liabilities	1.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford EAFE Plus All Cap Fund

Class 3 | BGCJX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$32	0.61%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$254,102,415
  Total number of portfolio holdings69
  Total advisory fees paid, net of waiver$451,066
  Portfolio turnover rate13%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	10.6%
Banks	8.5%
Semiconductors	8.4%
Commercial Services	8.1%
Machinery - Diversified	5.5%
Investment Companies	4.3%
Cosmetics/Personal Care	4.2%
Retail	3.7%
Pharmaceuticals	3.2%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.9%
Chemicals	2.6%
Other sectors	30.4%
Other assets less liabilities	1.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford EAFE Plus All Cap Fund

Class K | BKGCX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$36	0.68%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$254,102,415
  Total number of portfolio holdings69
  Total advisory fees paid, net of waiver$451,066
  Portfolio turnover rate13%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	10.6%
Banks	8.5%
Semiconductors	8.4%
Commercial Services	8.1%
Machinery - Diversified	5.5%
Investment Companies	4.3%
Cosmetics/Personal Care	4.2%
Retail	3.7%
Pharmaceuticals	3.2%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.9%
Chemicals	2.6%
Other sectors	30.4%
Other assets less liabilities	1.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford EAFE Plus All Cap Fund

Institutional Class | BGCSX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.71%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$254,102,415
  Total number of portfolio holdings69
  Total advisory fees paid, net of waiver$451,066
  Portfolio turnover rate13%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	10.6%
Banks	8.5%
Semiconductors	8.4%
Commercial Services	8.1%
Machinery - Diversified	5.5%
Investment Companies	4.3%
Cosmetics/Personal Care	4.2%
Retail	3.7%
Pharmaceuticals	3.2%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.9%
Chemicals	2.6%
Other sectors	30.4%
Other assets less liabilities	1.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 2 | BGEHX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$42	0.78%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 3 | BGELX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$39	0.71%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 4 | BGEPX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$37	0.68%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 5 | BGEDX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$34	0.63%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class K | BGKEX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$42	0.78%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Institutional Class | BGEGX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.87%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,914,001,241
  Total number of portfolio holdings81
  Total advisory fees paid$13,970,339
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	23.5%
Semiconductors	22.4%
Banks	11.3%
Oil & Gas	6.7%
Mining	5.0%
Retail	3.9%
Home Furnishings	3.4%
Insurance	2.2%
Computers	2.2%
Diversified Financial Services	2.1%
Electronics	2.0%
Auto Manufacturers	1.9%
Beverages	1.9%
Other sectors	11.3%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets ex China Fund

Class K | BGEZX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$47	0.87%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,164,339
  Total number of portfolio holdings67
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	32.3%
Internet	14.7%
Banks	12.3%
Oil & Gas	7.3%
Mining	6.3%
Retail	3.5%
Diversified Financial Services	2.8%
Computers	2.5%
Telecommunications	2.1%
Miscellaneous Manufacturing	1.8%
Insurance	1.7%
Auto Manufacturers	1.6%
Beverages	1.3%
Other sectors	8.0%
Other assets less liabilities	1.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets ex China Fund

Institutional Class | BGEWX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.87%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,164,339
  Total number of portfolio holdings67
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	32.3%
Internet	14.7%
Banks	12.3%
Oil & Gas	7.3%
Mining	6.3%
Retail	3.5%
Diversified Financial Services	2.8%
Computers	2.5%
Telecommunications	2.1%
Miscellaneous Manufacturing	1.8%
Insurance	1.7%
Auto Manufacturers	1.6%
Beverages	1.3%
Other sectors	8.0%
Other assets less liabilities	1.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Class 2 | BGATX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.66%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$564,386,804
  Total number of portfolio holdings94
  Total advisory fees paid$1,335,674
  Portfolio turnover rate18%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	24.7%
Semiconductors	14.5%
Software	9.4%
Commercial Services	8.0%
Retail	4.8%
Building Materials	4.4%
Diversified Financial Services	3.1%
Healthcare - Services	3.1%
Insurance	2.8%
Biotechnology	2.3%
Aerospace/Defense	2.1%
Real Estate	1.7%
Healthcare - Products	1.6%
Other sectors	16.5%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Class K | BGAKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$35	0.66%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$564,386,804
  Total number of portfolio holdings94
  Total advisory fees paid$1,335,674
  Portfolio turnover rate18%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	24.7%
Semiconductors	14.5%
Software	9.4%
Commercial Services	8.0%
Retail	4.8%
Building Materials	4.4%
Diversified Financial Services	3.1%
Healthcare - Services	3.1%
Insurance	2.8%
Biotechnology	2.3%
Aerospace/Defense	2.1%
Real Estate	1.7%
Healthcare - Products	1.6%
Other sectors	16.5%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Institutional Class | BGASX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.76%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$564,386,804
  Total number of portfolio holdings94
  Total advisory fees paid$1,335,674
  Portfolio turnover rate18%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	24.7%
Semiconductors	14.5%
Software	9.4%
Commercial Services	8.0%
Retail	4.8%
Building Materials	4.4%
Diversified Financial Services	3.1%
Healthcare - Services	3.1%
Insurance	2.8%
Biotechnology	2.3%
Aerospace/Defense	2.1%
Real Estate	1.7%
Healthcare - Products	1.6%
Other sectors	16.5%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 2 | BGITX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.59%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 3 | BGIFX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$28	0.52%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 4 | BGIUX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$26	0.49%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 5 | BGIVX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$24	0.44%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class K | BGIKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$32	0.59%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Institutional Class | BINSX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.69%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,292,508,350
  Total number of portfolio holdings79
  Total advisory fees paid$3,754,383
  Portfolio turnover rate8%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	19.2%
Software	8.9%
Semiconductors	8.4%
Commercial Services	7.2%
Building Materials	4.5%
Insurance	4.4%
Machinery - Diversified	4.4%
Home Furnishings	4.3%
Banks	3.7%
Leisure Time	3.3%
Airlines	3.2%
Pharmaceuticals	3.0%
Transportation	2.9%
Other sectors	21.3%
Other assets less liabilities	1.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Concentrated Growth Equities Fund

Class K | BTLKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Concentrated Growth Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$40	0.72%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$106,255,960
  Total number of portfolio holdings27
  Total advisory fees paid, net of waiver$124,524
  Portfolio turnover rate7%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	51.5%
Semiconductors	15.9%
Commercial Services	9.5%
Auto Manufacturers	7.0%
Apparel	5.2%
Biotechnology	2.0%
Cosmetics/Personal Care	1.8%
Banks	1.6%
Machinery - Diversified	1.6%
Food	1.1%
Investment Companies	0.9%
Pharmaceuticals	0.8%
Other assets less liabilities	1.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Concentrated Growth Equities Fund

Institutional Class | BTLSX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Concentrated Growth Equities Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.81%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$106,255,960
  Total number of portfolio holdings27
  Total advisory fees paid, net of waiver$124,524
  Portfolio turnover rate7%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	51.5%
Semiconductors	15.9%
Commercial Services	9.5%
Auto Manufacturers	7.0%
Apparel	5.2%
Biotechnology	2.0%
Cosmetics/Personal Care	1.8%
Banks	1.6%
Machinery - Diversified	1.6%
Food	1.1%
Investment Companies	0.9%
Pharmaceuticals	0.8%
Other assets less liabilities	1.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 2 | BGETX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$30	0.57%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,428,796,169
  Total number of portfolio holdings57
  Total advisory fees paid$5,241,523
  Portfolio turnover rate15%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	28.5%
Semiconductors	15.5%
Commercial Services	8.0%
Software	7.0%
Auto Manufacturers	6.5%
Machinery - Diversified	4.4%
Pharmaceuticals	3.1%
Insurance	3.0%
Transportation	2.8%
Cosmetics/Personal Care	2.7%
Biotechnology	2.6%
Apparel	2.6%
Banks	2.4%
Other sectors	9.9%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 4 | BGEFX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$25	0.47%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,428,796,169
  Total number of portfolio holdings57
  Total advisory fees paid$5,241,523
  Portfolio turnover rate15%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	28.5%
Semiconductors	15.5%
Commercial Services	8.0%
Software	7.0%
Auto Manufacturers	6.5%
Machinery - Diversified	4.4%
Pharmaceuticals	3.1%
Insurance	3.0%
Transportation	2.8%
Cosmetics/Personal Care	2.7%
Biotechnology	2.6%
Apparel	2.6%
Banks	2.4%
Other sectors	9.9%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 5 | BGEVX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$22	0.42%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,428,796,169
  Total number of portfolio holdings57
  Total advisory fees paid$5,241,523
  Portfolio turnover rate15%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	28.5%
Semiconductors	15.5%
Commercial Services	8.0%
Software	7.0%
Auto Manufacturers	6.5%
Machinery - Diversified	4.4%
Pharmaceuticals	3.1%
Insurance	3.0%
Transportation	2.8%
Cosmetics/Personal Care	2.7%
Biotechnology	2.6%
Apparel	2.6%
Banks	2.4%
Other sectors	9.9%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class K | BGEKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$30	0.57%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,428,796,169
  Total number of portfolio holdings57
  Total advisory fees paid$5,241,523
  Portfolio turnover rate15%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	28.5%
Semiconductors	15.5%
Commercial Services	8.0%
Software	7.0%
Auto Manufacturers	6.5%
Machinery - Diversified	4.4%
Pharmaceuticals	3.1%
Insurance	3.0%
Transportation	2.8%
Cosmetics/Personal Care	2.7%
Biotechnology	2.6%
Apparel	2.6%
Banks	2.4%
Other sectors	9.9%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Institutional Class | BGESX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.64%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,428,796,169
  Total number of portfolio holdings57
  Total advisory fees paid$5,241,523
  Portfolio turnover rate15%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	28.5%
Semiconductors	15.5%
Commercial Services	8.0%
Software	7.0%
Auto Manufacturers	6.5%
Machinery - Diversified	4.4%
Pharmaceuticals	3.1%
Insurance	3.0%
Transportation	2.8%
Cosmetics/Personal Care	2.7%
Biotechnology	2.6%
Apparel	2.6%
Banks	2.4%
Other sectors	9.9%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International Smaller Companies Fund

Class K | BICKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Smaller Companies Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. Please note the Fund Liquidated on July 21,2025. Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$46	0.88%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$290,841
  Total number of portfolio holdings0
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate5%

Tabular Representation of Holdings as of June 30, 2025

There were no investment securities held by the Fund as of June 30, 2025.

Availability of Additional Information

To request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting information as of the Liquidation Date, please refer to the contact information included at the beginning of this shareholder report.

Baillie Gifford International Smaller Companies Fund

Institutional Class | BICIX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International Smaller Companies Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. Please note the Fund Liquidated on July 21,2025. Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.00%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$290,841
  Total number of portfolio holdings0
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate5%

Tabular Representation of Holdings as of June 30, 2025

There were no investment securities held by the Fund as of June 30, 2025.

Availability of Additional Information

To request additional information about the Fund, including but not limited to the Fund's financial information, holdings, and proxy voting information as of the Liquidation Date, please refer to the contact information included at the beginning of this shareholder report.

Baillie Gifford Long Term Global Growth Fund

Class 2 | BGLTX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$37	0.69%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$996,675,308
  Total number of portfolio holdings39
  Total advisory fees paid$2,053,648
  Portfolio turnover rate15%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	39.7%
Software	17.3%
Semiconductors	11.1%
Commercial Services	3.2%
Healthcare - Products	3.0%
Retail	2.9%
Biotechnology	2.9%
Banks	2.8%
Advertising	2.5%
Pharmaceuticals	2.2%
Apparel	1.8%
Cosmetics/Personal Care	1.7%
Beverages	1.6%
Other sectors	5.3%
Other assets less liabilities	2.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Long Term Global Growth Fund

Class K | BGLKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$37	0.69%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$996,675,308
  Total number of portfolio holdings39
  Total advisory fees paid$2,053,648
  Portfolio turnover rate15%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	39.7%
Software	17.3%
Semiconductors	11.1%
Commercial Services	3.2%
Healthcare - Products	3.0%
Retail	2.9%
Biotechnology	2.9%
Banks	2.8%
Advertising	2.5%
Pharmaceuticals	2.2%
Apparel	1.8%
Cosmetics/Personal Care	1.7%
Beverages	1.6%
Other sectors	5.3%
Other assets less liabilities	2.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford Long Term Global Growth Fund

Institutional Class | BSGLX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.78%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$996,675,308
  Total number of portfolio holdings39
  Total advisory fees paid$2,053,648
  Portfolio turnover rate15%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	39.7%
Software	17.3%
Semiconductors	11.1%
Commercial Services	3.2%
Healthcare - Products	3.0%
Retail	2.9%
Biotechnology	2.9%
Banks	2.8%
Advertising	2.5%
Pharmaceuticals	2.2%
Apparel	1.8%
Cosmetics/Personal Care	1.7%
Beverages	1.6%
Other sectors	5.3%
Other assets less liabilities	2.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford U.S. Equity Growth Fund

Class K | BGGKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$34	0.65%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$20,715,325
  Total number of portfolio holdings47
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate7%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	37.7%
Software	26.5%
Biotechnology	4.8%
Semiconductors	3.9%
Healthcare - Products	3.7%
Commercial Services	3.4%
Advertising	2.6%
Auto Manufacturers	2.5%
Real Estate	2.3%
Entertainment	1.9%
Distribution/Wholesale	1.8%
Healthcare - Services	1.3%
Home Furnishings	1.2%
Other sectors	5.6%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford U.S. Equity Growth Fund

Institutional Class | BGGSX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.78%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$20,715,325
  Total number of portfolio holdings47
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate7%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	37.7%
Software	26.5%
Biotechnology	4.8%
Semiconductors	3.9%
Healthcare - Products	3.7%
Commercial Services	3.4%
Advertising	2.6%
Auto Manufacturers	2.5%
Real Estate	2.3%
Entertainment	1.9%
Distribution/Wholesale	1.8%
Healthcare - Services	1.3%
Home Furnishings	1.2%
Other sectors	5.6%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International All Cap Fund

Class 2 | BGICF2

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.64%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$305,799,352
  Total number of portfolio holdings83
  Total advisory fees paid$514,390
  Portfolio turnover rate12%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	12.5%
Semiconductors	11.2%
Banks	9.1%
Commercial Services	7.3%
Retail	5.4%
Machinery - Diversified	4.1%
Beverages	3.2%
Cosmetics/Personal Care	3.0%
Investment Companies	3.0%
Electronics	2.8%
Software	2.7%
Chemicals	2.6%
Pharmaceuticals	2.5%
Other sectors	29.2%
Other assets less liabilities	1.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

Baillie Gifford International All Cap Fund

Class 3 | BGICF3

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025

The semi-annual shareholder report contains important information about  Baillie Gifford International All Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$30	0.57%

Key Fund Statistics as of June 30, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$305,799,352
  Total number of portfolio holdings83
  Total advisory fees paid$514,390
  Portfolio turnover rate12%

Tabular Representation of Holdings as of June 30, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	12.5%
Semiconductors	11.2%
Banks	9.1%
Commercial Services	7.3%
Retail	5.4%
Machinery - Diversified	4.1%
Beverages	3.2%
Cosmetics/Personal Care	3.0%
Investment Companies	3.0%
Electronics	2.8%
Software	2.7%
Chemicals	2.6%
Pharmaceuticals	2.5%
Other sectors	29.2%
Other assets less liabilities	1.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please refer to the website address and contact information included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the financial statements filed under Item 7 of this form.

(b)  In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

Baillie Gifford Developed EAFE All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	28,182 6,518 153,927 5,192 63,395 7,184	01/07/2025 02/12/2025 02/18/2025 03/20/2025 04/07/2025 05/30/2025	322,486	Sudan Accountability and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	5,402 51,226	02/12/2025 02/18/2025	109,375

3,584 20,529 4,011	03/20/2025 04/07/2025 04/08/2025

Baillie Gifford EAFE Plus All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	9,138 50,478 49,701 14,414	01/21/2025 02/03/2025 02/19/2025 05/13/2025	355,700	Sudan Accountability and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	23,064 19.028 6,601 6,689	02/03/2025 02/19/2025 05/13/2025 06/16/2025	163,029

Baillie Gifford Global Alpha Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0017486897	22,950 170,055 14,526 12,362 2,927 23,337 5,579 20,201 934 45,251	03/24/2025 04/25/2025 05/22/2025 06/24/2025 06/25/2025 06/25/2025 06/26/2025 06/26/2025 06/27/2025 06/27/2025	278,324	Sudan Accountability and Divestment Act of 2007

Epiroc B	EPI B	SE0015658117	88,390 10,342	04/25/2025 06/23/2025	169,130

Baillie Gifford International All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0017486897	28,057 12,254	02/05/2025 05/13/2025	323,619	Sudan Accountability and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	9,604 8,158 6,484	01/07/2025 02/05/2025 05/13/2025	185,511

Baillie Gifford International Alpha Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0017486897	77,289 110,162	03/27/2025 06/10/2025	2,510,599	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Growth Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	98,446	03/27/2025	6,772,844	Sudan Accountability and Divestment Act of 2007

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements and financial highlights are attached herewith.

Baillie Gifford Funds

Semi-Annual Financial Statements and Other
Information, June 30, 2025 (Unaudited)

Baillie Gifford China Equities Fund

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

Baillie Gifford Emerging Markets Equities Fund

Baillie Gifford Emerging Markets ex China Fund

Baillie Gifford Global Alpha Equities Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Concentrated Growth
Equities Fund

Baillie Gifford International Growth Fund

Baillie Gifford International Smaller Companies Fund

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford U.S. Equity Growth Fund

Index

Page Number
Baillie Gifford China Equities Fund
01	Industry Diversification Table
02	Portfolio of Investments
04	Financial Statements
07	Financial Highlights
Baillie Gifford Developed EAFE All Cap Fund
09	Industry Diversification Table
10	Portfolio of Investments
13	Financial Statements
16	Financial Highlights
Baillie Gifford EAFE Plus All Cap Fund
19	Industry Diversification Table
20	Portfolio of Investments
24	Financial Statements
27	Financial Highlights
Baillie Gifford Emerging Markets Equities Fund
31	Industry Diversification Table
32	Portfolio of Investments
37	Financial Statements
40	Financial Highlights
Baillie Gifford Emerging Markets ex China Fund
46	Industry Diversification Table
47	Portfolio of Investments
52	Financial Statements
55	Financial Highlights
Baillie Gifford Global Alpha Equities Fund
57	Industry Diversification Table
58	Portfolio of Investments
63	Financial Statements
66	Financial Highlights
Baillie Gifford International Alpha Fund
69	Industry Diversification Table
70	Portfolio of Investments
75	Financial Statements
78	Financial Highlights
Baillie Gifford International Concentrated Growth Equities Fund
84	Industry Diversification Table
85	Portfolio of Investments
88	Financial Statements
91	Financial Highlights
Baillie Gifford International Growth Fund
93	Industry Diversification Table
94	Portfolio of Investments
98	Financial Statements
101	Financial Highlights
Baillie Gifford International Smaller Companies Fund
106	Industry Diversification Table
107	Portfolio of Investments
108	Financial Statements
111	Financial Highlights
Page Number
Baillie Gifford Long Term Global Growth Fund
113	Industry Diversification Table
114	Portfolio of Investments
117	Financial Statements
120	Financial Highlights
Baillie Gifford U.S. Equity Growth Fund
123	Industry Diversification Table
124	Portfolio of Investments
126	Financial Statements
129	Financial Highlights
131	Notes to Financial Statements

This report is intended for shareholders of the funds listed on the front of this report (each, a "Fund", and collectively the "Funds") and may not be used as sales literature unless preceded or accompanied by a current prospectus for each Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time based on a variety of factors. The respective parties disclaim any responsibility to update such views. Actual outcomes may differ significantly from the views expressed.

These views may not be relied on as investment advice or as an indication of trading intent on behalf of any of the Funds.

All investments entail risk, including the possible loss of principal.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford China Equities Fund

	Value	% of Total Net Assets
Apparel	$32,167	1.2%
Auto Manufacturers	70,065	2.6
Auto Parts & Equipment	194,947	7.2
Banks	115,747	4.3
Beverages	113,205	4.2
Biotechnology	54,592	2.0
Chemicals	47,762	1.8
Commercial Services	29,880	1.1
Computers	24,931	0.9
Cosmetics/Personal Care	24,231	0.9
Distribution/Wholesale	95,394	3.5
Electric	40,383	1.5
Electronics	88,637	3.3
Energy — Alternate Sources	18,548	0.7
Gas	28,098	1.0
Healthcare — Products	16,081	0.6
Healthcare — Services	9,568	0.3
Home Furnishings	161,791	6.0
Insurance	95,750	3.5
Internet	745,895	27.5
Machinery — Diversified	38,070	1.4
Metal Fabricate/Hardware	57,267	2.1
Mining	72,011	2.7
Miscellaneous Manufacturing	33,750	1.2
Oil & Gas Services	13,144	0.5
Real Estate	34,417	1.3
Retail	166,242	6.1
Semiconductors	84,306	3.1
Software	123,937	4.6
Telecommunications	24,579	0.9
Total Value of Investments	2,655,395	98.0
Other assets less liabilities	54,029	2.0
Net Assets	$2,709,424	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 98.0%
CHINA — 98.0%
Advanced Micro-Fabrication Equipment, Inc. China, Class A *	1,071	$27,275
Alibaba Group Holding Ltd.	11,900	168,456
Anker Innovations Technology Co., Ltd., Class A	2,410	38,246
ANTA Sports Products Ltd.	3,400	41,139
BeOne Medicines Ltd. *	2,091	39,556
BYD Co., Ltd., Class H	4,500	70,065
Centre Testing International Group Co., Ltd., Class A	18,300	29,880
China Merchants Bank Co., Ltd., Class H	16,500	115,747
China Oilfield Services Ltd., Class H	16,000	13,144
China Yangtze Power Co., Ltd., Class A	9,600	40,383
Contemporary Amperex Technology Co., Ltd., Class A	2,400	84,606
DiDi Global, Inc. ADR *	3,600	17,640
Dongguan Yiheda Automation Co., Ltd., Class A	2,360	7,534
DPC Dash Ltd. *	1,400	18,345
ENN Energy Holdings Ltd.	3,500	28,098
Estun Automation Co., Ltd., Class A *	10,800	30,535
Fuyao Glass Industry Group Co., Ltd., Class H	4,800	34,298
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	2,400	9,568
Haidilao International Holding Ltd.	17,000	32,412
Haier Smart Home Co., Ltd., Class H	11,400	32,759
Hangzhou Robam Appliances Co., Ltd., Class A	9,900	26,274
Horizon Robotics *	30,000	24,931
Huayu Automotive Systems Co., Ltd., Class A	6,700	16,498
Innovent Biologics, Inc. *	1,500	15,037
Jiangsu Azure Corp., Class A	15,900	28,518
KE Holdings, Inc., Class A	5,767	34,417
Kingdee International Software Group Co., Ltd. *	11,000	21,741
Kingsoft Corp., Ltd.	4,600	24,042
Kuaishou Technology *	4,100	33,282
Kweichow Moutai Co., Ltd., Class A	500	98,424
Li Ning Co., Ltd.	9,500	20,588
Luckin Coffee, Inc. ADR *	894	33,319
Medlive Technology Co., Ltd.	11,000	20,613
Meituan, Class B *	4,090	65,792
Midea Group Co., Ltd., Class A	6,400	64,512
Minth Group Ltd.	8,000	22,897
NAURA Technology Group Co., Ltd., Class A	500	30,881

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford China Equities Fund

	Shares	Value
NetEase, Inc.	2,900	$78,153
PDD Holdings, Inc. ADR *	819	85,717
Ping An Insurance Group Co. of China Ltd., Class H	15,000	95,750
Pop Mart International Group Ltd.	2,800	95,394
Proya Cosmetics Co., Ltd., Class A	2,096	24,231
SG Micro Corp., Class A	2,570	26,150
Shandong Sinocera Functional Material Co., Ltd., Class A	13,000	31,492
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	600	14,781
Shenzhen Inovance Technology Co., Ltd., Class A	4,700	42,376
Shenzhen Megmeet Electrical Co., Ltd., Class A	3,125	21,899
Shenzhou International Group Holdings Ltd.	4,500	32,167
Silergy Corp.	2,000	24,362
Sinocare, Inc., Class A	5,100	16,081
Sungrow Power Supply Co., Ltd., Class A	1,960	18,548
Sunny Optical Technology Group Co., Ltd.	3,800	33,750
Tencent Holdings Ltd.	5,500	354,396
Tianqi Lithium Corp., Class H *	4,400	16,270
Weichai Power Co., Ltd., Class H	18,000	36,648
Yifeng Pharmacy Chain Co., Ltd., Class A	5,980	20,438
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	7,800	28,750
Zhongji Innolight Co., Ltd., Class A	1,200	24,579
Zijin Mining Group Co., Ltd., Class H	28,000	72,011
		2,655,395
TOTAL INVESTMENTS — 98.0%
(cost $2,551,571)		$2,655,395
Other assets less liabilities — 2.0%		54,029
NET ASSETS — 100.0%		$2,709,424

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited (the "Manager") retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$136,676	$2,518,719	$—	$2,655,395
Total	$136,676	$2,518,719	$—	$2,655,395

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford China Equities Fund

ASSETS
Investments, at value (cost $2,551,571)	$2,655,395
Cash	21,943
Foreign cash, at value (cost $16,267)	16,276
Due from Manager	62,199
Receivable for investments sold	55,278
Dividends receivable	7,274
Prepaid assets	25,748
Total Assets	2,844,113
LIABILITIES
Advisory fee payable	3,760
Payable for investment purchased	42,512
Administration & Supervisory fee payable	1,162
Trustee fee payable	34
Commitment fee payable	9
Accrued expenses	87,212
Total Liabilities	134,689
NET ASSETS	$2,709,424
COMPOSITION OF NET ASSETS
Paid-in capital	$3,702,965
Total accumulated (loss)	(993,541)
$2,709,424
NET ASSET VALUE, PER SHARE
Class K ($311,184 / 52,120 shares outstanding), unlimited authorized, no par value	$5.97
Institutional Class ($2,398,240 / 403,043 shares outstanding), unlimited authorized, no par value	$5.95

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford China Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,148)	$32,748
Interest	219
Total Investment Income	32,967
EXPENSES
Advisory fee (Note B)	7,598
Administration & Supervisory fee — Class K shares (Note B)	249
Administration & Supervisory fee — Institutional Class shares (Note B)	2,100
Transfer agency	11,868
Sub-transfer agency — Institutional Class shares	1,057
Fund accounting	51,474
Registration fees	19,035
Professional fees	17,778
Custody	5,918
Legal	251
Line of Credit Interest	141
Trustees' fees	73
Commitment fees	20
Miscellaneous	2,697
Total Expenses	120,259
Fees waived/expenses reimbursed	(107,183)
Total Expenses after waiver	13,076
Net Investment Income	19,891
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments	(192,138)
Foreign currency transactions	(114)
(192,252)
Net change in unrealized appreciation on:
Investments	598,128
Translation of net assets and liabilities denominated in foreign currencies	19
598,147
Net realized and unrealized gain	405,895
NET INCREASE IN NET ASSETS FROM OPERATIONS	$425,786

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford China Equities Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$19,891	$48,323
Net realized (loss)	(192,252)	(320,159)
Net change in unrealized appreciation	598,147	527,794
Net Increase in Net Assets from Operations	425,786	255,958
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(5,449)
Institutional Class	—	(46,349)
Total Distributions to Shareholders	—	(51,798)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Institutional Class	10,000	447,600
Dividends reinvested:
Class K	—	5,449
Institutional Class	—	46,349
Cost of shares redeemed:
Institutional Class	(322,868)	(152,779)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(312,868)	346,619
Total Increase in Net Assets	112,918	550,779
NET ASSETS
Beginning of Period	2,596,506	2,045,727
End of Period	$2,709,424	$2,596,506

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford China Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period July 7, 2021(a) through December 31, 2021
Net asset value, beginning of period	$5.11		$4.75	$5.89	$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.05		0.11	0.08	0.05	(0.02)
Net realized and unrealized gain loss on investments and foreign currency	0.81		0.36	(1.15)	(2.40)	(1.71)
Net increase (decrease) in net asset value from investment operations	0.86		0.47	(1.07)	(2.35)	(1.73)
Dividends and Distributions to Shareholders
From net investment income	—		(0.11)	(0.07)	(0.03)	—
Total dividends and distributions	—		(0.11)	(0.07)	(0.03)	—
Net asset value, end of period	$5.97		$5.11	$4.75	$5.89	$8.27
Total Return
Total return based on net asset value(c)	16.83%		9.81%	(18.08)%	(28.40)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$311		$267	$243	$296	$872
Ratio of net expenses to average net assets, before waiver	8.63	%*	10.75%	11.17%	9.21%	11.32%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87%	0.87%	0.87%	0.87%*
Ratio of net investment income (loss) to average net assets	1.64	%*	2.26%	1.48%	0.73%	(0.56)%*
Portfolio turnover rate(d)	6%		25%	14%	31%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford China Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period July 7, 2021(a) through December 31, 2021
Net asset value, beginning of period	$5.10		$4.74	$5.88	$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.04		0.10	0.07	0.03	(0.03)
Net realized and unrealized gain loss on investments and foreign currency	0.81		0.36	(1.14)	(2.38)	(1.70)
Net increase (decrease) in net asset value from investment operations	0.85		0.46	(1.07)	(2.35)	(1.73)
Dividends and Distributions to Shareholders
From net investment income	—		(0.10)	(0.07)	(0.04)	—
Total dividends and distributions	—		(0.10)	(0.07)	(0.04)	—
Net asset value, end of period	$5.95		$5.10	$4.74	$5.88	$8.27
Total Return
Total return based on net asset value(c)	16.67%		9.76%	(18.03)%	(28.43)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,398		$2,330	$1,803	$1,785	$1,801
Ratio of net expenses to average net assets, before waiver	8.71	%*	10.84%	11.25%	9.30%	11.32%*
Ratio of net expenses to average net assets, after waiver	0.96	%*	0.96%	0.95%	0.96%	0.87%*
Ratio of net investment income (loss) to average net assets	1.42	%*	2.11%	1.34%	0.55%	(0.60)%*
Portfolio turnover rate(d)	6%		25%	14%	31%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Value	% of Total Net Assets
Airlines	$3,592,553	2.0%
Apparel	3,710,241	2.0
Banks	15,642,387	8.5
Beverages	5,009,516	2.7
Building Materials	1,935,333	1.1
Chemicals	6,070,651	3.3
Commercial Services	17,012,481	9.3
Computers	2,446,331	1.3
Cosmetics/Personal Care	8,487,550	4.6
Distribution/Wholesale	5,317,126	2.9
Diversified Financial Services	4,486,473	2.4
Electronics	3,512,189	1.9
Food	5,434,415	3.0
Hand/Machine Tools	3,006,759	1.6
Healthcare — Products	4,486,119	2.4
Healthcare — Services	3,483,561	1.9
Home Furnishings	1,164,682	0.6
Insurance	4,335,371	2.4
Internet	14,214,189	7.7
Investment Companies	8,138,542	4.4
Leisure Time	3,320,052	1.8
Machinery — Construction & Mining	5,425,860	3.0
Machinery — Diversified	11,224,006	6.1
Mining	2,300,796	1.3
Oil & Gas	3,832,024	2.1
Pharmaceuticals	6,770,873	3.7
Private Equity	2,559,086	1.4
Retail	4,446,315	2.4
Semiconductors	10,708,671	5.8
Software	2,843,454	1.5
Toys/Games/Hobbies	3,088,782	1.7
Transportation	3,866,692	2.1
Total Value of Investments	181,873,080	98.9
Other assets less liabilities	1,978,795	1.1
Net Assets	$183,851,875	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 1.3%
BHP Group Ltd.	95,637	$2,300,796
BELGIUM — 2.2%
Anheuser-Busch InBev SA/NV	57,869	3,981,409
CHINA — 1.3%
Prosus NV	43,480	2,439,511
DENMARK — 2.1%
DSV A/S	16,121	3,866,692
FRANCE — 7.1%
Air Liquide SA	19,257	3,970,815
LVMH Moet Hennessy Louis Vuitton SE	7,089	3,710,241
Remy Cointreau SA	20,114	1,028,106
SOITEC *	10,757	593,161
TotalEnergies SE	62,694	3,832,024
		13,134,347
GERMANY — 1.5%
Nemetschek SE	19,611	2,843,454
HONG KONG — 5.5%
AIA Group Ltd.	478,600	4,335,371
Hong Kong Exchanges & Clearing Ltd.	51,300	2,759,251
Techtronic Industries Co., Ltd.	272,500	3,006,759
		10,101,381
ITALY — 2.0%
Ryanair Holdings PLC ADR	62,295	3,592,552
JAPAN — 16.2%
Chugai Pharmaceutical Co., Ltd.	40,700	2,125,266
Cosmos Pharmaceutical Corp.	37,100	2,354,535
Hoshizaki Corp.	33,800	1,164,682
Keyence Corp.	5,800	2,319,004
Nippon Paint Holdings Co., Ltd.	261,100	2,099,835

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
Olympus Corp.	206,800	$2,456,437
Recruit Holdings Co., Ltd.	44,000	2,587,492
Shimano, Inc.	22,900	3,320,052
Shiseido Co., Ltd.	97,700	1,744,986
SMC Corp.	6,500	2,329,356
Sysmex Corp.	116,600	2,029,682
Tokyo Electron Ltd.	16,500	3,159,906
Unicharm Corp.	286,000	2,065,146
		29,756,379
NETHERLANDS — 9.0%
Adyen NV *	2,088	3,834,690
ASML Holding NV	8,680	6,955,604
EXOR NV	37,078	3,742,932
IMCD NV	15,578	2,095,169
		16,628,395
PORTUGAL — 2.2%
Jeronimo Martins SGPS SA	162,714	4,119,574
SINGAPORE — 4.9%
United Overseas Bank Ltd.	316,789	8,966,306
SWEDEN — 11.2%
Assa Abloy AB, B Shares	112,341	3,512,189
Atlas Copco AB, A Shares	316,624	5,118,547
Avanza Bank Holding AB	50,903	1,727,222
Epiroc AB, B Shares	109,375	2,096,997
Investor AB, B Shares	148,333	4,395,609
Skandinaviska Enskilda Banken AB, A Shares	212,474	3,703,536
		20,554,100
SWITZERLAND — 7.1%
Cie Financiere Richemont SA	11,054	2,091,780
Lonza Group AG	4,871	3,483,561
Partners Group Holding AG	1,956	2,559,086
Sika AG	7,113	1,935,333
UBS Group AG	87,552	2,972,546
		13,042,306

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
UNITED KINGDOM — 18.8%
Ashtead Group PLC	38,678	$2,480,268
Auto Trader Group PLC	352,731	3,995,312
Bunzl PLC	101,108	3,221,957
Games Workshop Group PLC	13,877	3,088,782
Greggs PLC	49,863	1,314,841
Intertek Group PLC	31,515	2,052,842
Rightmove PLC	358,021	3,875,012
Softcat PLC	103,804	2,446,331
Spirax Group PLC	17,819	1,457,100
Trainline PLC *	244,553	939,352
Unilever PLC	76,646	4,677,419
Weir Group PLC (The)	97,336	3,328,863
Wise PLC, Class A *	120,883	1,726,861
		34,604,940
UNITED STATES — 6.5%
Experian PLC	83,976	4,330,328
Roche Holding AG	14,232	4,645,608
Spotify Technology SA *	3,864	2,965,002
		11,940,938
TOTAL INVESTMENTS — 98.9%
(cost $127,228,559)		$181,873,080
Other assets less liabilities — 1.1%		1,978,795
NET ASSETS — 100.0%		$183,851,875

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$6,557,554	$175,315,526	$—	$181,873,080
Total	$6,557,554	$175,315,526	$—	$181,873,080

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

ASSETS
Investments, at value (cost $127,228,559)	$181,873,080
Cash	92,557
Foreign cash, at value (cost $55,425)	55,896
Receivable for investments sold	1,982,545
Tax reclaims receivable	594,941
Dividends receivable	313,393
Due from Manager	15,624
Capital shares sold receivable	7,695
Prepaid assets	10,553
Total Assets	184,946,284
LIABILITIES
Advisory fee payable	160,066
Line of credit payable	700,000
Administration and Supervisory fee payable	37,425
Shareholder Servicing fee payable	24,246
Capital shares purchased payable	33,507
Trustee fee payable	4,049
Commitment fee payable	1,049
Accrued expenses	134,067
Total Liabilities	1,094,409
NET ASSETS	$183,851,875
COMPOSITION OF NET ASSETS
Paid-in capital	$112,120,853
Total distributable earnings	71,731,022
$183,851,875
NET ASSET VALUE, PER SHARE
Class 3 ($96,637,521 / 7,027,633 shares outstanding), unlimited authorized, no par value	$13.75
Class K ($36,943,331 / 2,682,086 shares outstanding), unlimited authorized, no par value	$13.77
Institutional Class ($50,271,023 / 3,693,391 shares outstanding), unlimited authorized, no par value	$13.61

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $292,490)	$2,651,965
Windfall tax recovery (Note A)	602,139
Interest	24,350
Total Investment Income	3,278,454
EXPENSES
Advisory fee (Note B)	388,229
Shareholder Servicing fees — Class 2 shares (Note B)	35,921
Shareholder Servicing fees — Class 3 shares (Note B)	45,307
Administration & Supervisory fee — Class K shares (Note B)	31,872
Administration & Supervisory fee — Institutional Class shares (Note B)	43,754
Transfer agency	28,796
Sub-transfer agency — Institutional Class shares	24,025
Fund accounting	51,392
Custody	31,243
Professional fees	25,301
Legal	21,860
Registration fees	21,458
Trustees' fees	5,982
Commitment fees	1,659
Miscellaneous	20,380
Total Expenses	777,179
Fees waived/expenses reimbursed	(15,624)
Total Expenses after waiver	761,555
Net Investment Income	2,516,899
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	31,796,327
Foreign currency transactions	(14,054)
31,782,273
Net change in unrealized appreciation (depreciation) on:
Investments	(10,511,606)
Translation of net assets and liabilities denominated in foreign currencies	89,229
(10,422,377)
Net realized and unrealized gain	21,359,896
NET INCREASE IN NET ASSETS FROM OPERATIONS	$23,876,795

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Developed EAFE All Cap Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,516,899	$4,621,074
Net realized gain	31,782,273	53,355,779
Net change in unrealized (depreciation)	(10,422,377)	(54,591,210)
Net Increase in Net Assets from Operations	23,876,795	3,385,643
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(3,679,755)
Class 3	—	(2,909,079)
Class K	—	(669,657)
Institutional Class	—	(1,388,208)
Total Distributions to Shareholders	—	(8,646,699)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	1,500	6,000
Class K	1,439	2,304,008
Institutional Class	2,029,006	4,447,538
Dividends reinvested:
Class 2	—	3,679,755
Class 3	—	2,909,079
Class K	—	667,758
Institutional Class	—	1,371,266
Cost of shares redeemed:
Class 2	(118,810,551)	(34,592,927)
Class K	(3,560,698)	(195,506,276)
Institutional Class	(8,693,098)	(26,224,994)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(129,032,402)	(240,938,793)
Total (Decrease) in Net Assets	(105,155,607)	(246,199,849)
NET ASSETS
Beginning of Period	289,007,482	535,207,331
End of Period	$183,851,875	$289,007,482

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.30		$12.86	$11.75	$17.52	$16.80	$13.26
From Investment Operations
Net investment income(a)	0.17		0.14	0.12	0.12	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.28		(0.27)	1.09	(5.78)	1.19	3.65
Net increase (decrease) in net asset value from investment operations	1.45		(0.13)	1.21	(5.66)	1.27	3.72
Dividends and Distributions to Shareholders
From net investment income	—		(0.43)	(0.10)	—	(0.22)	(0.18)
From net realized gain on investments	—		—	—	(0.11)	(0.33)	—
Total dividends and distributions	—		(0.43)	(0.10)	(0.11)	(0.55)	(0.18)
Net asset value, end of period	$13.75		$12.30	$12.86	$11.75	$17.52	$16.80
Total Return
Total return based on net asset value(b)	11.85%		(1.07)%	10.27%	(32.27)%	7.51%	28.04%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$96,638		$86,405	$87,334	$79,201	$108,808	$108,722
Ratio of net expenses to average net assets, before waiver	0.64	%*	0.58%	0.56%	0.57%	0.54%	0.57%
Ratio of net expenses to average net assets, after waiver	0.62	%*	0.58%	0.56%	0.57%	0.54%	0.57%
Ratio of net investment income to average net assets	2.61	%*	1.08%	0.93%	0.97%	0.46%	0.55%
Portfolio turnover rate(c)	10%		17%	15%	25%	14%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.32		$12.70	$11.60	$17.31	$16.61	$13.11
From Investment Operations
Net investment income(a)	0.16		0.14	0.11	0.11	0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.29		(0.29)	1.07	(5.71)	1.17	3.61
Net increase (decrease) in net asset value from investment operations	1.45		(0.15)	1.18	(5.60)	1.24	3.67
Dividends and Distributions to Shareholders
From net investment income	—		(0.23)	(0.08)	—	(0.21)	(0.17)
From net realized gain on investments	—		—	—	(0.11)	(0.33)	—
Total dividends and distributions	—		(0.23)	(0.08)	(0.11)	(0.54)	(0.17)
Net asset value, end of period	$13.77		$12.32	$12.70	$11.60	$17.31	$16.61
Total Return
Total return based on net asset value(b)	11.77%		(1.17)%	10.21%	(32.33)%	7.47%	27.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$36,943		$36,321	$224,553	$214,016	$345,052	$246,283
Ratio of net expenses to average net assets, before waiver	0.71	%*	0.65%	0.63%	0.64%	0.61%	0.64%
Ratio of net expenses to average net assets, after waiver	0.69	%*	0.65%	0.63%	0.64%	0.61%	0.64%
Ratio of net investment income to average net assets	2.53	%*	1.07%	0.87%	0.91%	0.38%	0.49%
Portfolio turnover rate(c)	10%		17%	15%	25%	14%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Developed EAFE All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.18		$12.67	$11.57	$17.27	$16.59	$13.10
From Investment Operations
Net investment income(a)	0.15		0.12	0.10	0.09	0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.28		(0.28)	1.07	(5.68)	1.17	3.58
Net increase (decrease) in net asset value from investment operations	1.43		(0.16)	1.17	(5.59)	1.22	3.64
Dividends and Distributions to Shareholders
From net investment income	—		(0.33)	(0.07)	—	(0.21)	(0.15)
From net realized gain on investments	—		—	—	(0.11)	(0.33)	—
Total dividends and distributions	—		(0.33)	(0.07)	(0.11)	(0.54)	(0.15)
Net asset value, end of period	$13.61		$12.18	$12.67	$11.57	$17.27	$16.59
Total Return
Total return based on net asset value(b)	11.74%		(1.24)%	10.11%	(32.34)%	7.36%	27.77%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$50,271		$51,133	$73,054	$135,136	$43,030	$12,143
Ratio of net expenses to average net assets, before waiver	0.80	%*	0.72%	0.73%	0.71%	0.67%	0.76%
Ratio of net expenses to average net assets, after waiver	0.79	%*	0.72%	0.73%	0.71%	0.67%	0.76%
Ratio of net investment income to average net assets	2.43	%*	0.95%	0.79%	0.80%	0.29%	0.43%
Portfolio turnover rate(c)	10%		17%	15%	25%	14%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Value	% of Total Net Assets
Airlines	$4,056,969	1.6%
Apparel	4,287,529	1.7
Auto Parts & Equipment	1,517,527	0.6
Banks	21,700,500	8.5
Beverages	7,741,799	3.1
Building Materials	2,254,216	0.9
Chemicals	6,687,901	2.6
Commercial Services	20,700,662	8.1
Computers	2,918,680	1.2
Cosmetics/Personal Care	10,692,868	4.2
Distribution/Wholesale	6,404,747	2.5
Diversified Financial Services	5,511,443	2.2
Electronics	4,577,873	1.8
Food	7,257,177	2.9
Hand/Machine Tools	3,459,152	1.4
Healthcare — Products	4,858,725	1.9
Healthcare — Services	4,675,739	1.8
Home Furnishings	1,356,120	0.5
Insurance	6,045,605	2.4
Internet	26,894,013	10.6
Investment Companies	11,044,094	4.3
Leisure Time	3,117,080	1.2
Machinery — Construction & Mining	7,267,710	2.9
Machinery — Diversified	13,911,740	5.5
Mining	2,646,937	1.0
Oil & Gas	5,122,140	2.0
Pharmaceuticals	8,165,302	3.2
Private Equity	3,244,649	1.3
Retail	9,440,120	3.7
Semiconductors	21,285,173	8.4
Software	3,820,416	1.5
Toys/Games/Hobbies	3,140,644	1.2
Transportation	4,241,104	1.7
Total Value of Investments	250,046,354	98.4
Other assets less liabilities	4,056,061	1.6
Net Assets	$254,102,415	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 98.4%
AUSTRALIA — 1.0%
BHP Group Ltd.	110,025	$2,646,937
BELGIUM — 1.9%
Anheuser-Busch InBev SA/NV	71,577	4,924,525
BRAZIL — 3.2%
B3 SA — Brasil Bolsa Balcao	803,300	2,149,783
MercadoLibre, Inc. *	1,881	4,916,238
Raia Drogasil SA	401,136	1,118,553
		8,184,574
CHINA — 4.1%
Contemporary Amperex Technology Co., Ltd., Class A	43,004	1,517,528
Midea Group Co., Ltd., Class A	134,400	1,356,120
Prosus NV	60,627	3,401,569
Tencent Holdings Ltd.	64,700	4,168,984
		10,444,201
DENMARK — 1.7%
DSV A/S	17,682	4,241,105
FRANCE — 6.1%
Air Liquide SA	19,571	4,035,562
LVMH Moet Hennessy Louis Vuitton SE	8,192	4,287,529
Remy Cointreau SA	21,913	1,120,061
SOITEC *	15,899	876,700
TotalEnergies SE	83,801	5,122,140
		15,441,992
GERMANY — 1.5%
Nemetschek SE	26,349	3,820,416
HONG KONG — 5.1%
AIA Group Ltd.	667,400	6,045,605
Hong Kong Exchanges & Clearing Ltd.	62,500	3,361,661
Techtronic Industries Co., Ltd.	313,500	3,459,152
		12,866,418

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
INDIA — 1.3%
HDFC Bank Ltd.	137,538	$3,210,888
ITALY — 1.6%
Ryanair Holdings PLC ADR	70,348	4,056,969
JAPAN — 13.1%
Chugai Pharmaceutical Co., Ltd.	44,700	2,334,137
Cosmos Pharmaceutical Corp.	47,800	3,033,606
Keyence Corp.	7,500	2,998,712
Nippon Paint Holdings Co., Ltd.	329,800	2,652,339
Olympus Corp.	183,800	2,183,236
Recruit Holdings Co., Ltd.	53,200	3,128,513
Shimano, Inc.	21,500	3,117,079
Shiseido Co., Ltd.	118,900	2,123,631
SMC Corp.	7,800	2,795,227
Sysmex Corp.	153,700	2,675,489
Tokyo Electron Ltd.	17,300	3,313,114
Unicharm Corp.	390,000	2,816,108
		33,171,191
MEXICO — 1.5%
Fomento Economico Mexicano SAB de CV ADR	16,481	1,697,213
Wal-Mart de Mexico SAB de CV	619,696	2,050,187
		3,747,400
NETHERLANDS — 7.6%
Adyen NV *	2,706	4,969,670
ASML Holding NV	9,362	7,502,116
EXOR NV	41,348	4,173,978
IMCD NV	19,520	2,625,350
		19,271,114
PORTUGAL — 2.2%
Jeronimo Martins SGPS SA	216,848	5,490,133
SINGAPORE — 3.7%
United Overseas Bank Ltd.	334,673	9,472,489

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
SOUTH KOREA — 1.0%
Samsung Electronics Co., Ltd.	57,333	$2,535,358
SWEDEN — 10.0%
Assa Abloy AB, B Shares	146,428	4,577,873
Atlas Copco AB, A Shares	355,700	5,750,249
Epiroc AB, B Shares	163,029	3,125,681
Investor AB, B Shares	231,837	6,870,116
Skandinaviska Enskilda Banken AB, A Shares	291,106	5,074,133
		25,398,052
SWITZERLAND — 6.8%
Cie Financiere Richemont SA	17,110	3,237,774
Lonza Group AG	6,538	4,675,739
Partners Group Holding AG	2,480	3,244,649
Sika AG	8,285	2,254,216
UBS Group AG	116,135	3,942,989
		17,355,367
TAIWAN — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	193,000	7,057,885
UNITED KINGDOM — 16.5%
Ashtead Group PLC	48,685	3,121,978
Auto Trader Group PLC	391,452	4,433,897
Bunzl PLC	118,601	3,779,397
Games Workshop Group PLC	14,110	3,140,644
Greggs PLC	67,012	1,767,044
Intertek Group PLC	46,410	3,023,081
Rightmove PLC	407,230	4,407,622
Softcat PLC	123,847	2,918,680
Spirax Group PLC	28,953	2,367,552
Trainline PLC *	353,643	1,358,377
Unilever PLC	94,273	5,753,129
Weir Group PLC (The)	121,113	4,142,029
Wise PLC, Class A *	127,671	1,823,831
		42,037,261
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
UNITED STATES — 5.7%
Experian PLC	89,857	$4,633,589
Roche Holding AG	17,864	5,831,165
Spotify Technology SA *	5,483	4,207,325
		14,672,079
TOTAL INVESTMENTS — 98.4%
(cost $180,134,902)		$250,046,354
Other assets less liabilities — 1.6%		4,056,061
NET ASSETS — 100.0%		$254,102,415

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$20,196,268	$229,850,086	$—	$250,046,354
Total	$20,196,268	$229,850,086	$—	$250,046,354

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

ASSETS
Investments, at value (cost $180,134,902)	$250,046,354
Cash	3,375,566
Foreign cash, at value (cost $62,682)	63,193
Tax reclaims receivable	649,478
Dividends receivable	430,810
Due from Manager	6,484
Prepaid assets	11,718
Total Assets	254,583,603
LIABILITIES
Advisory fee payable	217,333
Shareholder Servicing fee payable	64,768
Administration and Supervisory fee payable	16,611
Deferred India capital gains tax liability (Note A)	44,723
Trustee fee payable	3,616
Commitment fee payable	971
Accrued expenses	133,166
Total Liabilities	481,188
NET ASSETS	$254,102,415
COMPOSITION OF NET ASSETS
Paid-in capital	$166,253,942
Total distributable earnings	87,848,473
$254,102,415
NET ASSET VALUE, PER SHARE
Class 2 ($75,203,773 / 4,752,876 shares outstanding), unlimited authorized, no par value	$15.82
Class 3 ($146,163,061 / 9,270,863 shares outstanding), unlimited authorized, no par value	$15.77
Class K ($31,062,191 / 1,973,200 shares outstanding), unlimited authorized, no par value	$15.74
Institutional Class ($1,673,390 / 105,817 shares outstanding), unlimited authorized, no par value	$15.81

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $356,537)	$3,228,348
Windfall tax recovery (Note A)	163,706
Interest	25,356
Total Investment Income	3,417,410
EXPENSES
Advisory fee (Note B)	457,550
Shareholder Servicing fees — Class 2 shares (Note B)	66,065
Shareholder Servicing fees — Class 3 shares (Note B)	67,959
Administration & Supervisory fee — Class K shares (Note B)	37,446
Administration & Supervisory fee — Institutional Class shares (Note B)	3,198
Transfer agency	26,951
Sub-transfer agency — Institutional Class shares	543
Fund accounting	54,536
Professional fees	39,185
Custody	27,884
Legal	24,201
Registration fees	19,624
Line of Credit Interest	8,755
Trustees' fees	6,921
Commitment fees	1,905
Miscellaneous	9,349
Total Expenses	852,072
Fees waived/expenses reimbursed	(6,484)
Total Expenses after waiver	845,588
Net Investment Income	2,571,822
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments (net of India capital gains tax expense of $601)	18,554,615
Foreign currency transactions	38,468
18,593,083
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax expense of $39,462) (Note A)	12,388,026
Translation of net assets and liabilities denominated in foreign currencies	79,933
12,467,959
Net realized and unrealized gain	31,061,042
NET INCREASE IN NET ASSETS FROM OPERATIONS	$33,632,864

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford EAFE Plus All Cap Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,571,822	$3,313,603
Net realized gain	18,593,083	42,468,282
Net change in unrealized appreciation (depreciation)	12,467,959	(39,533,355)
Net Increase in Net Assets from Operations	33,632,864	6,248,530
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(5,068,956)
Class 3	—	(7,484,805)
Class K	—	(3,911,099)
Institutional Class	—	(184,717)
Total Distributions to Shareholders	—	(16,649,577)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	1,500	4,006,000
Class K	200,000	679,419
Institutional Class	17,972	79,577
Dividends reinvested:
Class 2	—	5,068,956
Class 3	—	7,484,804
Class K	—	3,902,405
Institutional Class	—	175,489
Cost of shares redeemed:
Class 2	(29,635,470)	(113,074,888)
Class K	(46,490,422)	(49,972,066)
Institutional Class	(2,623,176)	(1,257,965)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(78,529,596)	(142,908,269)
Total (Decrease) in Net Assets	(44,896,732)	(153,309,316)
NET ASSETS
Beginning of Period	298,999,147	452,308,463
End of Period	$254,102,415	$298,999,147

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$14.04		$14.72		$13.37	$19.93	$21.15	$16.71
From Investment Operations
Net investment income(a)	0.14		0.13		0.11	0.11	0.07	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.64		(0.02	)(b)	1.24	(6.32)	0.63	4.73
Net increase (decrease) in net asset value from investment operations	1.78		0.11		1.35	(6.21)	0.70	4.80
Dividends and Distributions to Shareholders
From net investment income	—		(0.58)		—	(0.01)	(0.28)	(0.14)
From net realized gain on investments	—		(0.21)		—	(0.34)	(1.64)	(0.22)
Total dividends and distributions	—		(0.79)		—	(0.35)	(1.92)	(0.36)
Net asset value, end of period	$15.82		$14.04		$14.72	$13.37	$19.93	$21.15
Total Return
Total return based on net asset value(c)	12.70%		0.77%		10.09%	(31.17)%	3.31%	28.77%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$75,204		$94,280		$199,195	$176,604	$179,913	$343,888
Ratio of net expenses to average net assets, before waiver	0.69	%*	0.66%		0.63%	0.64%	0.61%	0.62%
Ratio of net expenses to average net assets, after waiver	0.68	%*	0.66%		0.63%	0.64%	0.61%	0.62%
Ratio of net investment income to average net assets	1.84	%*	0.88%		0.80%	0.80%	0.32%	0.42%
Portfolio turnover rate(d)	13%		23%		16%	17%	10%	20%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains or losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period August 3, 2020 through(a) December 31, 2020
Net asset value, beginning of period	$13.99		$14.72		$13.36	$19.90	$21.14	$17.57
From Investment Operations
Net investment income(b)	0.15		0.15		0.12	0.10	0.08	0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.63		(0.03	)(c)	1.24	(6.29)	0.63	3.93
Net increase (decrease) in net asset value from investment operations	1.78		0.12		1.36	(6.19)	0.71	3.96
Dividends and Distributions to Shareholders
From net investment income	—		(0.64)		—	(0.01)	(0.31)	(0.17)
From net realized gain on investments	—		(0.21)		—	(0.34)	(1.64)	(0.22)
Total dividends and distributions	—		(0.85)		—	(0.35)	(1.95)	(0.39)
Net asset value, end of period	$15.77		$13.99		$14.72	$13.36	$19.90	$21.14
Total Return
Total return based on net asset value(d)	12.74%		0.84%		10.17%	(31.12)%	3.38%	22.49%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$146,163		$129,653		$128,570	$122,784	$211,865	$146,565
Ratio of net expenses to average net assets, before waiver	0.62	%*	0.59%		0.56%	0.57%	0.54%	0.54%
Ratio of net expenses to average net assets, after waiver	0.61	%*	0.59%		0.56%	0.57%	0.54%	0.54%
Ratio of net investment income to average net assets	2.10	%*	0.97%		0.87%	0.69%	0.36%	0.35%
Portfolio turnover rate(e)	13%		23%		16%	17%	10%	20%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 9, 2018 to August 2, 2020. All shares of this class were redeemed at $16.18 on April 9, 2018. New Shares were issued at $17.57 on August 3, 2020.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains or losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$13.97		$14.67		$13.32	$19.86	$21.09	$16.66
From Investment Operations
Net investment income(a)	0.13		0.13		0.11	0.10	0.07	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.64		(0.02	)(b)	1.24	(6.29)	0.63	4.73
Net increase (decrease) in net asset value from investment operations	1.77		0.11		1.35	(6.19)	0.70	4.80
Dividends and Distributions to Shareholders
From net investment income	—		(0.60)		—	(0.01)	(0.29)	(0.15)
From net realized gain on investments	—		(0.21)		—	(0.34)	(1.64)	(0.22)
Total dividends and distributions	—		(0.81)		—	(0.35)	(1.93)	(0.37)
Net asset value, end of period	$15.74		$13.97		$14.67	$13.32	$19.86	$21.09
Total Return
Total return based on net asset value(c)	12.67%		0.75%		10.14%	(31.19)%	3.33%	28.78%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,062		$71,222		$119,604	$124,889	$166,910	$202,514
Ratio of net expenses to average net assets, before waiver	0.69	%*	0.66%		0.63%	0.64%	0.61%	0.62%
Ratio of net expenses to average net assets, after waiver	0.68	%*	0.66%		0.63%	0.64%	0.61%	0.62%
Ratio of net investment income to average net assets	1.78	%*	0.87%		0.80%	0.70%	0.31%	0.40%
Portfolio turnover rate(d)	13%		23%		16%	17%	10%	20%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains or losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford EAFE Plus All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$14.03		$14.60		$13.28	$19.81	$21.05	$16.63
From Investment Operations
Net investment income(a)	0.15		0.14		0.11	0.10	0.05	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.63		(0.04	)(b)	1.21	(6.28)	0.62	4.72
Net increase (decrease) in net asset value from investment operations	1.78		0.10		1.32	(6.18)	0.67	4.77
Dividends and Distributions to Shareholders
From net investment income	—		(0.46)		—	(0.01)	(0.27)	(0.13)
From net realized gain on investments	—		(0.21)		—	(0.34)	(1.64)	(0.22)
Total dividends and distributions	—		(0.67)		—	(0.35)	(1.91)	(0.35)
Net asset value, end of period	$15.81		$14.03		$14.60	$13.28	$19.81	$21.05
Total Return
Total return based on net asset value(c)	12.69%		0.72%		9.94%	(31.22)%	3.20%	28.68%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,673		$3,844		$4,940	$17,625	$42,442	$39,894
Ratio of net expenses to average net assets, before waiver	0.72	%*	0.67%		0.72%	0.73%	0.72%	0.72%
Ratio of net expenses to average net assets, after waiver	0.71	%*	0.67%		0.72%	0.73%	0.72%	0.72%
Ratio of net investment income to average net assets	1.98	%*	0.92%		0.74%	0.65%	0.21%	0.30%
Portfolio turnover rate(d)	13%		23%		16%	17%	10%	20%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains or losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Value	% of Total Net Assets
Airlines	$43,979,422	0.7%
Apparel	32,057,200	0.5
Auto Manufacturers	112,151,211	1.9
Auto Parts & Equipment	62,112,326	1.1
Banks	669,142,806	11.3
Beverages	113,180,265	1.9
Biotechnology	26,754,284	0.5
Building Materials	55,394,214	0.9
Chemicals	65,344,941	1.1
Commercial Services	32,350,306	0.5
Computers	130,439,139	2.2
Diversified Financial Services	124,836,846	2.1
Electronics	116,369,826	2.0
Gas	13,991,247	0.2
Home Furnishings	201,509,024	3.4
Insurance	132,148,363	2.2
Internet	1,387,961,627	23.5
Metal Fabricate/Hardware	57,114,892	1.0
Mining	294,865,774	5.0
Miscellaneous Manufacturing	53,517,424	0.9
Oil & Gas	394,747,519	6.7
Real Estate	39,380,179	0.7
Retail	227,897,579	3.9
Semiconductors	1,327,056,984	22.4
Software	36,285,764	0.6
Telecommunications	98,525,406	1.7
Transportation	54,162,937	0.9
Total Value of Investments	5,903,277,505	99.8
Other assets less liabilities	10,723,736	0.2
Net Assets	$5,914,001,241	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 97.6%
BRAZIL — 10.3%
B3 SA — Brasil Bolsa Balcao	35,538,500	$95,107,727
Banco Bradesco SA ADR	11,986,464	37,038,174
MercadoLibre, Inc. *	108,324	283,118,856
Natura & Co. Holding SA *	12,123,000	24,656,117
NU Holdings Ltd., Class A *	4,186,863	57,443,760
Petroleo Brasileiro SA — Petrobras ADR	9,158,144	114,568,381
		611,933,015
CHILE — 1.7%
Lundin Mining Corp.	3,102,467	32,625,171
Sociedad Quimica y Minera de Chile SA ADR *	1,852,706	65,344,941
		97,970,112
CHINA — 27.4%
Alibaba Group Holding Ltd.	13,830,420	195,782,727
Anker Innovations Technology Co., Ltd., Class A	4,521,700	71,830,178
Baidu, Inc., Class A *	3,937,750	42,200,603
BeOne Medicines Ltd. *	1,414,295	26,754,284
Brilliance China Automotive Holdings Ltd.	47,202,000	19,158,752
China Merchants Bank Co., Ltd., Class H	12,385,500	86,883,814
Contemporary Amperex Technology Co., Ltd., Class H *	837,900	35,138,654
Goneo Group Co., Ltd., Class A	5,817,451	39,219,198
Haidilao International Holding Ltd.	22,530,000	42,954,950
Haier Smart Home Co., Ltd., Class H	12,676,680	36,427,727
JD.com, Inc., Class A	2,419,785	39,520,687
KE Holdings, Inc., Class A	6,598,645	39,380,179
Kuaishou Technology *	3,486,500	28,301,976
Kweichow Moutai Co., Ltd., Class A	296,300	58,385,122
Li Ning Co., Ltd.	8,232,500	17,841,192
Luckin Coffee, Inc. ADR *	1,771,584	66,026,936
Meituan, Class B *	5,342,900	85,946,111
Midea Group Co., Ltd., Class A	9,241,770	93,251,119
Ping An Insurance Group Co. of China Ltd., Class H	11,624,500	74,202,893
Pony AI, Inc. ADR *	2,043,460	26,973,672
Shenzhou International Group Holdings Ltd.	4,484,700	32,057,200
Silergy Corp.	3,768,000	45,898,892
Tencent Holdings Ltd.	4,077,800	262,755,546

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Tencent Music Entertainment Group ADR	1,402,150	$27,327,904
Tencent Music Entertainment Group, Class A, Entitlement	3,049,882	29,656,958
Zhejiang Sanhua Intelligent Controls Co., Ltd. *	17,827,000	57,114,892
Zijin Mining Group Co., Ltd., Class H	15,052,000	38,710,911
		1,619,703,077
INDIA — 12.4%
Axis Bank Ltd.	9,363,979	130,965,173
Delhivery Ltd. *	12,128,314	54,162,937
HDFC Life Insurance Co., Ltd.	6,105,700	57,945,470
Hyundai Motor India Ltd. *	625,796	16,197,288
Kotak Mahindra Bank Ltd.	3,912,749	98,714,965
PB Fintech Ltd. *	1,707,033	36,285,764
Reliance Industries Ltd.	11,456,702	200,529,175
Tata Consultancy Services Ltd.	1,979,435	79,930,543
UltraTech Cement Ltd.	392,727	55,394,214
		730,125,529
INDONESIA — 1.1%
Bank Rakyat Indonesia Persero Tbk PT	288,493,563	66,515,182
KAZAKHSTAN — 0.5%
Kaspi.KZ JSC ADR	381,085	32,350,306
MEXICO — 2.9%
Fomento Economico Mexicano SAB de CV ADR	532,095	54,795,143
Grupo Financiero Banorte SAB de CV, Class O	8,508,965	78,081,414
Wal-Mart de Mexico SAB de CV	11,592,944	38,353,804
		171,230,361
PANAMA — 0.7%
Copa Holdings SA, Class A	399,922	43,979,422
PERU — 1.0%
Credicorp Ltd.	251,771	56,275,854
POLAND — 1.4%
Allegro.eu SA *	5,387,698	51,870,660
KGHM Polska Miedz SA *	770,503	27,577,615
		79,448,275

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	54,812,700	$0
GMK Norilskiy Nickel PAO ADR *(b)	2	0
Moscow Exchange MICEX-RTS PJSC *(b)	14,557,370	0
Sberbank of Russia PJSC (b)	31,444,360	0
		0
SAUDI ARABIA — 0.5%
Saudi Tadawul Group Holding Co.	631,840	29,729,120
SINGAPORE — 1.9%
Sea Ltd. ADR *	699,036	111,803,818
SOUTH AFRICA — 4.1%
FirstRand Ltd.	7,456,055	31,873,439
Impala Platinum Holdings Ltd. *	9,390,771	84,378,452
Naspers Ltd., N Shares	407,838	127,251,003
		243,502,894
SOUTH KOREA — 9.3%
Coupang, Inc. *	2,665,084	79,845,917
Hyundai Motor Co.	511,431	76,795,171
NAVER Corp.	116,275	22,578,861
Samsung Electronics Co., Ltd.	4,162,495	184,072,278
SK Hynix, Inc.	890,014	191,781,651
		555,073,878
TAIWAN — 16.9%
Accton Technology Corp.	3,942,000	98,525,406
E Ink Holdings, Inc.	4,129,000	31,251,737
MediaTek, Inc.	2,278,000	97,609,253
Taiwan Semiconductor Manufacturing Co., Ltd.	21,168,310	774,111,424
		1,001,497,820
THAILAND — 2.0%
Fabrinet *	181,612	53,517,424
SCB X PCL	7,083,900	25,351,032
Valeura Energy, Inc. *	7,855,988	41,364,005
		120,232,461

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
UNITED KINGDOM — 0.5%
WNS Holdings Ltd. *	447,459	$28,297,307
UNITED STATES — 0.4%
Globant SA *	244,510	22,211,288
VIETNAM — 0.7%
Mobile World Investment Corp. *	15,165,600	38,064,579
ZAMBIA — 1.9%
First Quantum Minerals Ltd. *	6,280,917	111,573,624
Total Common Stocks
(cost $4,223,547,079)		5,771,517,922
PREFERRED STOCKS — 2.2%
BRAZIL — 0.9%
Petroleo Brasileiro SA — Petrobras ADR 10.47%	3,317,674	38,285,958
Raizen SA 0.61%	46,070,210	13,991,247
		52,277,205
SOUTH KOREA — 1.3%
Samsung Electronics Co., Ltd. 2.93%	2,166,623	79,482,378
Total Preferred Stocks
(cost $140,804,804)		131,759,583
TOTAL INVESTMENTS — 99.8%
(cost $4,364,351,883)		$5,903,277,505
Other assets less liabilities — 0.2%		10,723,736
NET ASSETS — 100.0%		$5,914,001,241

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,691,131,799	$4,080,386,123	$0	$5,771,517,922
Preferred Stocks **	52,277,205	79,482,378	—	131,759,583
Total	$1,743,409,004	$4,159,868,501	$0	$5,903,277,505

**  Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended June 30, 2025.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended to June 30, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

ASSETS
Investments, at value (cost $4,364,351,883)	$5,903,277,505
Cash	79,919,386
Foreign cash, at value (cost $9,064,925)	9,007,260
Dividends receivable	14,465,125
Capital shares sold receivable	3,239,351
Tax reclaims receivable	107,881
Receivable for India capital gains tax refunds (Note A)	241,433
Prepaid assets	42,017
Total Assets	6,010,299,958
LIABILITIES
Advisory fee payable	7,054,813
Deferred India capital gains tax liability (Note A)	36,331,500
Payable for investment purchased	26,431,163
Capital shares purchased payable	22,992,756
Administration and Supervisory fee payable	1,581,874
Shareholder Servicing fee payable	197,287
Trustee fee payable	67,026
Commitment fee payable	18,222
Accrued expenses	1,624,076
Total Liabilities	96,298,717
NET ASSETS	$5,914,001,241
COMPOSITION OF NET ASSETS
Paid-in capital	$5,033,119,820
Total distributable earnings	880,881,421
$5,914,001,241
NET ASSET VALUE, PER SHARE
Class 2 ($141,963,980 / 6,272,843 shares outstanding), unlimited authorized, no par value	$22.63
Class 3 ($161,437,108 / 7,056,443 shares outstanding), unlimited authorized, no par value	$22.88
Class 4 ($265,588,638 / 11,615,014 shares outstanding), unlimited authorized, no par value	$22.87
Class 5 ($1,220,831,842 / 51,678,848 shares outstanding), unlimited authorized, no par value	$23.62
Class K ($2,673,486,148 / 118,714,109 shares outstanding), unlimited authorized, no par value	$22.52
Institutional Class ($1,450,693,525 / 64,470,078 shares outstanding), unlimited authorized, no par value	$22.50

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $7,468,016)	$69,185,255
Interest	414,471
Total Investment Income	69,599,726
EXPENSES
Advisory fee (Note B)	13,970,339
Shareholder Servicing fees — Class 2 shares (Note B)	97,438
Shareholder Servicing fees — Class 3 shares (Note B)	87,426
Shareholder Servicing fees — Class 4 shares (Note B)	83,184
Shareholder Servicing fees — Class 5 shares (Note B)	111,324
Administration & Supervisory fee — Class K shares (Note B)	2,069,361
Administration & Supervisory fee — Institutional Class shares (Note B)	1,073,482
Transfer agency	91,578
Sub-transfer agency — Institutional Class shares	543,335
Custody	1,071,227
Legal	475,262
Fund accounting	440,026
Trustees' fees	136,694
Registration fees	40,077
Commitment fees	37,832
Professional fees	19,451
Line of Credit Interest	4,311
Miscellaneous	114,046
Total Expenses	20,466,393
Net Investment Income	49,133,333
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments (net of India capital gains tax expense of $2,934,420)	(69,062,977)
Foreign currency transactions	(307,693)
(69,370,670)
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax expense of $7,883,865) (Note A)	900,590,669
Translation of net assets and liabilities denominated in foreign currencies	120,077
900,710,746
Net realized and unrealized gain	831,340,076
NET INCREASE IN NET ASSETS FROM OPERATIONS	$880,473,409

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Emerging Markets Equities Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$49,133,333	$133,089,664
Net realized (loss)	(69,370,670)	(58,354,562)
Net change in unrealized appreciation	900,710,746	191,780,108
Net Increase in Net Assets from Operations	880,473,409	266,515,210
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(2,970,188)
Class 3	—	(6,404,724)
Class 4	—	(7,787,109)
Class 5	—	(35,912,627)
Class K	—	(81,659,764)
Institutional Class	—	(40,323,189)
Total Distributions to Shareholders	—	(175,057,601)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	50,414,743	25,006,000
Class 5	—	16,800,000
Class K	150,360,514	365,179,690 *
Institutional Class	221,105,346	434,342,491 *
Dividends reinvested:
Class 2	—	2,970,188
Class 3	—	6,404,724
Class 4	—	7,787,109
Class 5	—	35,912,627
Class K	—	69,935,064
Institutional Class	—	39,196,634
Cost of shares redeemed:
Class 2	(20,126,799)	(120,000)
Class 3	(50,413,243)	(53,000,000)
Class 5	(24,900,000)	(127,000,000)
Class K	(252,486,032)	(344,833,406)*
Institutional Class	(165,094,730)	(225,034,398)*
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(91,140,201)	253,546,723
Total Increase in Net Assets	789,333,208	345,004,332
NET ASSETS
Beginning of Period	5,124,668,033	4,779,663,701
End of Period	$5,914,001,241	$5,124,668,033

*  See Note D for class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$19.26		$18.82	$17.13	$24.55	$27.66	$21.71
From Investment Operations
Net investment income(a)	0.21		0.49	0.46	0.77	0.34	0.19
Net realized and unrealized gain (loss) on investments and foreign currency	3.16		0.63	1.99	(7.26)	(2.76)	6.11
Net increase (decrease) in net asset value from investment operations	3.37		1.12	2.45	(6.49)	(2.42)	6.30
Dividends and Distributions to Shareholders
From net investment income	—		(0.68)	(0.76)	(0.93)	(0.33)	(0.35)
From net realized gain on investments	—		—	—	—	(0.36)	—
Total dividends and distributions	—		(0.68)	(0.76)	(0.93)	(0.69)	(0.35)
Net asset value, end of period	$22.63		$19.26	$18.82	$17.13	$24.55	$27.66
Total Return
Total return based on net asset value(b)	17.49%		5.97%	14.32%	(26.44)%	(8.75)%	29.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$141,964		$87,006	$59,144	$51,848	$66,301	$144,906
Ratio of net expenses to average net assets	0.78	%*	0.79%	0.81%	0.83%	0.78%	0.80%
Ratio of net investment income to average net assets	2.06	%*	2.42%	2.47%	3.96%	1.20%	0.90%
Portfolio turnover rate(c)	10%		21%	23%	15%	19%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$19.46		$19.00	$17.28	$24.76	$27.92	$21.91
From Investment Operations
Net investment income(a)	0.18		0.56	0.55	0.78	0.50	0.20
Net realized and unrealized gain (loss) on investments and foreign currency	3.24		0.59	1.93	(7.32)	(2.93)	6.18
Net increase (decrease) in net asset value from investment operations	3.42		1.15	2.48	(6.54)	(2.43)	6.38
Dividends and Distributions to Shareholders
From net investment income	—		(0.69)	(0.76)	(0.94)	(0.37)	(0.37)
From net realized gain on investments	—		—	—	—	(0.36)	—
Total dividends and distributions	—		(0.69)	(0.76)	(0.94)	(0.73)	(0.37)
Net asset value, end of period	$22.88		$19.46	$19.00	$17.28	$24.76	$27.92
Total Return
Total return based on net asset value(b)	17.53%		6.04%	14.40%	(26.39)%	(8.68)%	29.15%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$161,437		$188,292	$226,753	$214,704	$291,674	$168,460
Ratio of net expenses to average net assets	0.71	%*	0.72%	0.74%	0.76%	0.71%	0.73%
Ratio of net investment income to average net assets	1.76	%*	2.73%	2.94%	3.97%	1.79%	0.95%
Portfolio turnover rate(c)	10%		21%	23%	15%	19%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Period July 14, 2023(a) through December 31, 2023	For the Period January 1, 2023 through April 13, 2023(a)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period January 1, 2020(b) through April 13, 2020
Net asset value, beginning of period	$19.45		$18.99	$19.96	$17.54		$25.11	$28.30	$22.69
From Investment Operations
Net investment income(c)	0.20		0.55	0.19	0.07		0.80	0.47	0.22
Net realized and unrealized gain (loss) on investments and foreign currency	3.22		0.60	(0.38)	1.42		(7.42)	(2.93)	5.76
Net increase (decrease) in net asset value from investment operations	3.42		1.15	(0.19)	1.49		(6.62)	(2.46)	5.98
Dividends and Distributions to Shareholders
From net investment income	—		(0.69)	(0.78)	—		(0.95)	(0.37)	(0.37)
From net realized gain on investments	—		—	—	—		—	(0.36)	—
Total dividends and distributions	—		(0.69)	(0.78)	—		(0.95)	(0.73)	(0.37)
Net asset value, end of period	$22.87		$19.45	$18.99	$19.03		$17.54	$25.11	$28.30
Total Return
Total return based on net asset value(d)	17.55%		6.07%	(0.94)%	8.48%		(26.37)%	(8.66)%	26.45%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$265,589		$225,922	$212,997	$201,945		$186,171	$252,837	$276,791
Ratio of net expenses to average net assets	0.68	%*	0.69%	0.71%*	0.71	%*	0.73%	0.68%	0.70%
Ratio of net investment income to average net assets	1.93	%*	2.69%	2.10%*	1.36	%*	4.00%	1.64%	1.05%
Portfolio turnover rate(e)	10%		21%	23%	23%		15%	19%	24%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 13, 2023 to July 13, 2023. All shares of this class were redeemed on April 13, 2023 at $19.03. New shares were issued at $19.96 on July 14, 2023.

(b)  Recommencement of investment operations. Class had no shareholders from October 10, 2016 to January 09, 2020. All shares of this class were redeemed on October 10, 2016 at $16.93. New shares were issued at $22.69 on January 10, 2020.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$20.09		$19.59	$17.80	$25.47	$28.69	$22.50
From Investment Operations
Net investment income(a)	0.21		0.58	0.52	0.82	0.49	0.24
Net realized and unrealized gain (loss) on investments and foreign currency	3.32		0.62	2.05	(7.53)	(2.96)	6.33
Net increase (decrease) in net asset value from investment operations	3.53		1.20	2.57	(6.71)	(2.47)	6.57
Dividends and Distributions to Shareholders
From net investment income	—		(0.70)	(0.78)	(0.96)	(0.39)	(0.38)
From net realized gain on investments	—		—	—	—	(0.36)	—
Total dividends and distributions	—		(0.70)	(0.78)	(0.96)	(0.75)	(0.38)
Net asset value, end of period	$23.62		$20.09	$19.59	$17.80	$25.47	$28.69
Total Return
Total return based on net asset value(b)	17.58%		6.12%	14.48%	(26.33)%	(8.61)%	29.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,220,832		$1,060,159	$1,115,352	$1,162,457	$1,746,589	$1,953,356
Ratio of net expenses to average net assets	0.63	%*	0.64%	0.66%	0.68%	0.63%	0.65%
Ratio of net investment income to average net assets	1.98	%*	2.73%	2.68%	4.01%	1.68%	1.08%
Portfolio turnover rate(c)	10%		21%	23%	15%	19%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$19.17		$18.72	$17.04	$24.44	$27.56	$21.64
From Investment Operations
Net investment income(a)	0.18		0.52	0.45	0.76	0.44	0.20
Net realized and unrealized gain (loss) on investments and foreign currency	3.17		0.60	1.99	(7.23)	(2.85)	6.08
Net increase (decrease) in net asset value from investment operations	3.35		1.12	2.44	(6.47)	(2.41)	6.28
Dividends and Distributions to Shareholders
From net investment income	—		(0.67)	(0.76)	(0.93)	(0.35)	(0.36)
From net realized gain on investments	—		—	—	—	(0.36)	—
Total dividends and distributions	—		(0.67)	(0.76)	(0.93)	(0.71)	(0.36)
Net asset value, end of period	$22.52		$19.17	$18.72	$17.04	$24.44	$27.56
Total Return
Total return based on net asset value(b)	17.48%		6.00%	14.30%	(26.47)%	(8.72)%	29.04%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,673,486		$2,374,315	$2,233,351	$1,949,586	$2,654,520	$2,441,338
Ratio of net expenses to average net assets	0.78	%*	0.79%	0.81%	0.83%	0.78%	0.80%
Ratio of net investment income to average net assets	1.81	%*	2.59%	2.45%	3.94%	1.58%	0.95%
Portfolio turnover rate(c)	10%		21%	23%	15%	19%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Emerging Markets Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$19.16		$18.72	$17.04	$24.43	$27.55	$21.64
From Investment Operations
Net investment income(a)	0.18		0.49	0.44	0.74	0.41	0.18
Net realized and unrealized gain (loss) on investments and foreign currency	3.16		0.61	1.98	(7.22)	(2.85)	6.07
Net increase (decrease) in net asset value from investment operations	3.34		1.10	2.42	(6.48)	(2.44)	6.25
Dividends and Distributions to Shareholders
From net investment income	—		(0.66)	(0.74)	(0.91)	(0.32)	(0.34)
From net realized gain on investments	—		—	—	—	(0.36)	—
Total dividends and distributions	—		(0.66)	(0.74)	(0.91)	(0.68)	(0.34)
Net asset value, end of period	$22.50		$19.16	$18.72	$17.04	$24.43	$27.55
Total Return
Total return based on net asset value(b)	17.43%		5.89%	14.21%	(26.52)%	(8.82)%	28.91%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,450,694		$1,188,974	$932,066	$838,274	$1,203,032	$1,226,335
Ratio of net expenses to average net assets	0.87	%*	0.87%	0.89%	0.91%	0.87%	0.89%
Ratio of net investment income to average net assets	1.75	%*	2.44%	2.40%	3.81%	1.46%	0.86%
Portfolio turnover rate(c)	10%		21%	23%	15%	19%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Value	% of Total Net Assets
Airlines	$7,918	0.7%
Auto Manufacturers	18,158	1.6
Auto Parts & Equipment	10,220	0.9
Banks	142,997	12.3
Beverages	15,344	1.3
Building Materials	11,143	0.9
Chemicals	13,508	1.2
Commercial Services	6,621	0.6
Computers	28,868	2.5
Diversified Financial Services	32,536	2.8
Electronics	7,569	0.6
Gas	2,946	0.2
Insurance	20,215	1.7
Internet	170,742	14.7
Investment Companies	5,602	0.5
Leisure Time	6,333	0.5
Machinery — Diversified	5,507	0.5
Mining	73,209	6.3
Miscellaneous Manufacturing	21,067	1.8
Oil & Gas	84,611	7.3
Retail	41,174	3.5
Semiconductors	376,022	32.3
Software	6,717	0.6
Telecommunications	24,994	2.1
Transportation	9,651	0.8
Total Value of Investments	1,143,672	98.2
Other assets less liabilities	20,667	1.8
Net Assets	$1,164,339	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 95.5%
BRAZIL — 12.0%
B3 SA — Brasil Bolsa Balcao	7,300	$19,536
Banco Bradesco SA ADR	2,757	8,519
Lojas Renner SA	2,500	9,033
MercadoLibre, Inc. *	18	47,045
Natura & Co. Holding SA *	2,800	5,695
NU Holdings Ltd., Class A *	1,333	18,289
Petroleo Brasileiro SA — Petrobras ADR	1,958	24,494
Raia Drogasil SA	700	1,952
WEG SA	700	5,507
		140,070
CHILE — 1.8%
Lundin Mining Corp.	715	7,519
Sociedad Quimica y Minera de Chile SA ADR *	383	13,508
		21,027
CONGO (DEMOCRATIC REPUBLIC) — 0.6%
Ivanhoe Mines Ltd., Class A *	892	6,701
INDIA — 17.1%
Axis Bank Ltd.	1,897	26,532
Cholamandalam Investment and Finance Co., Ltd.	392	7,447
Delhivery Ltd. *	2,161	9,651
Eicher Motors Ltd.	96	6,333
Escorts Kubota Ltd.	178	6,922
HDFC Life Insurance Co., Ltd.	2,130	20,215
Hyundai Motor India Ltd. *	104	2,692
ICICI Bank Ltd.	963	16,274
Kotak Mahindra Bank Ltd.	598	15,087
PB Fintech Ltd. *	316	6,717
Reliance Industries Ltd.	2,439	42,690
Samvardhana Motherson International Ltd.	5,661	10,220
Tata Consultancy Services Ltd.	423	17,081
UltraTech Cement Ltd.	79	11,143
		199,004

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
INDONESIA — 1.5%
Bank Mandiri Persero Tbk PT	17,800	$5,347
Bank Rakyat Indonesia Persero Tbk PT	49,200	11,344
		16,691
KAZAKHSTAN — 0.6%
Kaspi.KZ JSC ADR	78	6,621
MEXICO — 4.2%
BBB Foods, Inc., Class A *	315	8,744
Fomento Economico Mexicano SAB de CV ADR	149	15,344
Grupo Financiero Banorte SAB de CV, Class O	1,643	15,077
Wal-Mart de Mexico SAB de CV	2,940	9,727
		48,892
PANAMA — 0.7%
Copa Holdings SA, Class A	72	7,918
PERU — 1.2%
Credicorp Ltd.	61	13,635
POLAND — 1.6%
Allegro.eu SA *	1,190	11,457
KGHM Polska Miedz SA *	210	7,516
		18,973
RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	9,400	0
GMK Norilskiy Nickel PAO ADR *(b)	6	0
Moscow Exchange MICEX-RTS PJSC *(b)	2,760	0
Sberbank of Russia PJSC (b)	5,512	0
		0
SAUDI ARABIA — 0.5%
Saudi Tadawul Group Holding Co.	118	5,552
SINGAPORE — 4.2%
Grab Holdings Ltd., Class A *	2,480	12,474
Sea Ltd. ADR *	224	35,827
		48,301

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
SOUTH AFRICA — 6.6%
FirstRand Ltd.	1,342	$5,737
Impala Platinum Holdings Ltd. *	2,429	21,825
Naspers Ltd., N Shares	139	43,370
Remgro Ltd.	626	5,602
		76,534
SOUTH KOREA — 11.1%
Coupang, Inc. *	554	16,598
Hyundai Motor Co.	103	15,466
NCSoft Corp.	26	3,972
Samsung Electronics Co., Ltd.	1,093	48,334
SK Hynix, Inc.	211	45,467
		129,837
TAIWAN — 25.3%
Accton Technology Corp.	1,000	24,994
E Ink Holdings, Inc.	1,000	7,569
MediaTek, Inc.	1,000	42,848
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	219,416
		294,827
THAILAND — 2.5%
Fabrinet *	48	14,145
SCB X PCL	2,000	7,157
Valeura Energy, Inc. *	1,554	8,182
		29,484
UNITED KINGDOM — 0.6%
WNS Holdings Ltd. *	116	7,336
UNITED STATES — 0.4%
Globant SA *	49	4,451
VIETNAM — 0.5%
Mobile World Investment Corp. *	2,400	6,024

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
ZAMBIA — 2.5%
First Quantum Minerals Ltd. *	1,669	$29,648
Total Common Stocks
(cost $950,040)		1,111,526
PREFERRED STOCKS — 2.7%
BRAZIL — 1.0%
Petroleo Brasileiro SA — Petrobras ADR 10.47%	801	9,243
Raizen SA 0.61%	9,700	2,946
		12,189
SOUTH KOREA — 1.7%
Samsung Electronics Co., Ltd. 2.93%	544	19,957
Total Preferred Stocks
(cost $44,927)		32,146
TOTAL INVESTMENTS — 98.2%
(cost $994,967)		$1,143,672
Other assets less liabilities — 1.8%		20,667
NET ASSETS — 100.0%		$1,164,339

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$376,217	$735,309	$0	$1,111,526
Preferred Stocks **	12,189	19,957	—	32,146
Total	$388,406	$755,266	$0	$1,143,672

**  Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended June 30, 2025.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended June 30, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

ASSETS
Investments, at value (cost $994,967)	$1,143,672
Cash	9,550
Foreign cash, at value (cost $158)	157
Due from Manager	109,557
Receivable for investments sold	15,338
Dividends receivable	2,308
Prepaid assets	14,799
Total Assets	1,295,381
LIABILITIES
Advisory fee payable	1,432
Payable for investment purchased	20,296
Deferred India capital gains tax liability (Note A)	6,066
Administration & Supervisory fee payable	442
Trustee fee payable	13
Commitment fee payable	4
Accrued expenses	102,789
Total Liabilities	131,042
NET ASSETS	$1,164,339
COMPOSITION OF NET ASSETS
Paid-in capital	$1,086,367
Total distributable earnings	77,972
$1,164,339
NET ASSET VALUE, PER SHARE
Class K ($582,169 / 55,420 shares outstanding), unlimited authorized, no par value	$10.50
Institutional Class ($582,170 / 55,420 shares outstanding), unlimited authorized, no par value	$10.50

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,603)	$9,916
Interest	63
Total Investment Income	9,979
EXPENSES
Advisory fee (Note B)	2,805
Administration & Supervisory fee — Class K shares (Note B)	433
Administration & Supervisory fee — Institutional Class shares (Note B)	433
Transfer agency	11,716
Fund accounting	53,414
Professional fees	20,426
Registration fees	19,531
Custody	6,306
Legal	91
Trustees' fees	26
Commitment fees	7
Miscellaneous	2,418
Total Expenses	117,606
Fees waived/expenses reimbursed	(113,169)
Total Expenses after waiver	4,437
Net Investment Income	5,542
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments (net of India capital gains tax expense of $350)	(6,086)
Foreign currency transactions	(71)
(6,157)
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax expense of $738) (Note A)	178,154
Translation of net assets and liabilities denominated in foreign currencies	19
178,173
Net realized and unrealized gain	172,016
NET INCREASE IN NET ASSETS FROM OPERATIONS	$177,558

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Emerging Markets ex China Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,542	$14,403
Net realized (loss)	(6,157)	(3,916)
Net change in unrealized appreciation	178,173	46,555
Net Increase in Net Assets from Operations	177,558	57,042
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(13,180)
Institutional Class	—	(13,180)
Total Distributions to Shareholders	—	(26,360)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Dividends reinvested:
Class K	—	13,180
Institutional Class	—	13,180
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	26,360
Total Increase in Net Assets	177,558	57,042
NET ASSETS
Beginning of Period	986,781	929,739
End of Period	$1,164,339	$986,781

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Emerging Markets ex China Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$8.90		$8.62	$7.15	$10.02	$10.00
From Investment Operations
Net investment income(b)	0.05		0.13	0.21	0.34	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.55		0.39	1.50	(2.85)	0.01
Net increase (decrease) in net asset value from investment operations	1.60		0.52	1.71	(2.51)	0.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.24)	(0.24)	(0.36)	—
Total dividends and distributions	—		(0.24)	(0.24)	(0.36)	—
Net asset value, end of period	$10.50		$8.90	$8.62	$7.15	$10.02
Total Return
Total return based on net asset value(c)	18.09%		6.07%	23.87%	(25.07)%	0.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$582		$493	$465	$375	$501
Ratio of net expenses to average net assets, before waiver	23.06	%*	24.18%	27.12%	19.57%	328.89	%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87%	0.87%	0.87%	0.87	%*
Ratio of net investment income to average net assets	1.09	%*	1.42%	2.66%	4.24%	17.62	%*
Portfolio turnover rate(d)	9%		15%	36%	13%	—%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Emerging Markets ex China Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$8.90		$8.62	$7.15	$10.02	$10.00
From Investment Operations
Net investment income(b)	0.05		0.13	0.21	0.34	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.55		0.39	1.50	(2.85)	0.01
Net increase (decrease) in net asset value from investment operations	1.60		0.52	1.71	(2.51)	0.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.24)	(0.24)	(0.36)	—
Total dividends and distributions	—		(0.24)	(0.24)	(0.36)	—
Net asset value, end of period	$10.50		$8.90	$8.62	$7.15	$10.02
Total Return
Total return based on net asset value(c)	18.09%		6.07%	23.87%	(25.07)%	0.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$582		$493	$465	$375	$501
Ratio of net expenses to average net assets, before waiver	23.06	%*	24.18%	27.12%	19.57%	328.89	%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87%	0.87%	0.87%	0.87	%*
Ratio of net investment income to average net assets	1.09	%*	1.42%	2.66%	4.24%	17.62	%*
Portfolio turnover rate(d)	9%		15%	36%	13%	—%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Value	% of Total Net Assets
Advertising	$4,867,244	0.9%
Aerospace/Defense	11,795,124	2.1
Airlines	8,544,503	1.5
Apparel	1,507,858	0.3
Auto Manufacturers	4,253,521	0.8
Auto Parts & Equipment	7,080,632	1.3
Banks	3,225,791	0.6
Beverages	3,113,348	0.5
Biotechnology	13,027,582	2.3
Building Materials	24,992,014	4.4
Chemicals	3,421,179	0.6
Commercial Services	45,056,467	8.0
Computers	3,128,123	0.6
Diversified Financial Services	17,333,742	3.1
Electrical Components & Equipment	6,382,043	1.1
Energy — Alternate Sources	1,697,575	0.3
Engineering & Construction	3,250,505	0.6
Healthcare — Products	8,878,398	1.6
Healthcare — Services	17,794,753	3.1
Home Builders	2,500,931	0.4
Insurance	15,734,960	2.8
Internet	139,588,143	24.7
Leisure Time	1,589,365	0.3
Machinery — Construction & Mining	3,242,653	0.6
Machinery — Diversified	5,888,170	1.0
Media	4,180,625	0.7
Metal Fabricate/Hardware	3,711,241	0.7
Mining	2,002,294	0.4
Oil & Gas	9,075,007	1.6
Pharmaceuticals	5,945,568	1.0
Private Equity	4,067,751	0.7
Real Estate	9,381,378	1.7
Retail	27,230,620	4.8
Semiconductors	82,075,586	14.5
Software	53,309,671	9.4
Total Value of Investments	558,874,365	99.0
Other assets less liabilities	5,512,439	1.0
Net Assets	$564,386,804	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 0.4%
BHP Group Ltd.	83,628	$2,002,294
BRAZIL — 2.8%
B3 SA — Brasil Bolsa Balcao	1,911,900	5,116,605
MercadoLibre, Inc. *	1,563	4,085,104
NU Holdings Ltd., Class A *	235,116	3,225,791
Petroleo Brasileiro SA — Petrobras ADR	256,555	3,209,503
		15,637,003
CANADA — 2.7%
Brookfield Corp.	65,768	4,067,751
Shopify, Inc., Class A *	68,416	7,891,786
Stella-Jones, Inc.	61,750	3,559,212
		15,518,749
CHINA — 6.3%
Contemporary Amperex Technology Co., Ltd., Class A	154,100	5,437,889
Kweichow Moutai Co., Ltd., Class A	15,800	3,113,348
Li Auto, Inc., Class A *	311,636	4,253,521
PDD Holdings, Inc. ADR *	38,505	4,029,933
Prosus NV	334,648	18,775,930
		35,610,621
DENMARK — 1.1%
Genmab A/S *	1,553	322,509
Novo Nordisk A/S, B Shares	85,802	5,945,568
		6,268,077
FRANCE — 2.1%
Edenred	145,233	4,511,012
LVMH Moet Hennessy Louis Vuitton SE	2,881	1,507,858
Nexans SA	20,726	2,712,185
Sartorius Stedim Biotech	8,845	2,116,276
SOITEC *	22,217	1,225,086
		12,072,417

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
HONG KONG — 1.1%
AIA Group Ltd.	698,200	$6,324,605
INDIA — 1.0%
Reliance Industries Ltd. GDR	84,115	5,865,504
ISRAEL — 0.3%
Mobileye Global, Inc., Class A *	91,365	1,642,743
ITALY — 1.5%
Ryanair Holdings PLC ADR	148,162	8,544,503
JAPAN — 4.8%
Cosmos Pharmaceutical Corp.	51,600	3,274,771
CyberAgent, Inc.	231,400	2,643,863
Disco Corp.	13,700	4,058,535
Kokusai Electric Corp.	180,400	4,316,526
Nippon Paint Holdings Co., Ltd.	425,400	3,421,180
Olympus Corp.	344,200	4,088,519
Rakuten Group, Inc. *	446,000	2,457,541
SMC Corp.	7,600	2,723,555
		26,984,490
NETHERLANDS — 2.1%
Adyen NV *	4,756	8,734,571
ASM International NV	5,144	3,299,761
		12,034,332
RUSSIA — 0.0% (a)
Sberbank of Russia PJSC (b)	1,284,860	0
SINGAPORE — 1.2%
Sea Ltd. ADR *	44,296	7,084,702
SOUTH KOREA — 1.8%
Coupang, Inc. *	199,517	5,977,529
Samsung Electronics Co., Ltd.	82,098	3,630,507
		9,608,036

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
SWEDEN — 1.1%
Atlas Copco AB, B Shares	222,350	$3,164,616
Epiroc AB, B Shares	169,130	3,242,652
		6,407,268
SWITZERLAND — 1.0%
Cie Financiere Richemont SA	28,109	5,319,147
TAIWAN — 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	528,000	19,308,619
UNITED KINGDOM — 0.5%
Bellway PLC	63,131	2,500,931
UNITED STATES — 63.8%
Advanced Drainage Systems, Inc.	32,311	3,711,241
AeroVironment, Inc. *	27,148	7,735,823
Alnylam Pharmaceuticals, Inc. *	11,558	3,768,948
Alphabet, Inc., Class C	44,970	7,977,228
Amazon.com, Inc. *	102,956	22,587,517
AppLovin Corp., Class A *	15,680	5,489,254
Arthur J Gallagher & Co.	12,213	3,909,626
AutoZone, Inc. *	2,069	7,680,604
Block, Inc. *	99,564	6,763,383
Brunswick Corp.	28,772	1,589,365
Builders FirstSource, Inc. *	22,627	2,640,345
CBRE Group, Inc., Class A *	41,752	5,850,290
Cloudflare, Inc., Class A *	28,254	5,532,981
Comfort Systems USA, Inc.	6,062	3,250,505
CoStar Group, Inc. *	43,919	3,531,088
CRH PLC	82,037	7,572,812
Datadog, Inc., Class A *	25,503	3,425,818
Dollar General Corp.	47,167	5,394,961
DoorDash, Inc., Class A *	50,306	12,400,932
Dutch Bros, Inc., Class A *	52,908	3,617,320
Eaton Corp. PLC	10,280	3,669,857
Elevance Health, Inc.	31,987	12,441,664
Enphase Energy, Inc. *	42,814	1,697,575
Entegris, Inc.	31,278	2,522,571
EPAM Systems, Inc. *	17,691	3,128,123

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Floor & Decor Holdings, Inc., Class A *	25,590	$1,943,816
FTAI Aviation Ltd.	35,286	4,059,301
Markel Group, Inc. *	2,754	5,500,729
Martin Marietta Materials, Inc.	20,438	11,219,645
Mastercard, Inc., Class A	21,741	12,217,138
Medpace Holdings, Inc. *	7,756	2,434,298
Meta Platforms, Inc., Class A	36,004	26,574,192
Microsoft Corp.	50,799	25,267,931
Moody's Corp.	11,224	5,629,846
MSCI, Inc.	5,410	3,120,163
Netflix, Inc. *	4,965	6,648,780
NVIDIA Corp.	215,475	34,042,895
ON Semiconductor Corp. *	80,357	4,211,510
Paycom Software, Inc.	25,280	5,849,792
Royalty Pharma PLC, Class A	248,019	8,936,125
S&P Global, Inc.	10,556	5,566,073
Salesforce, Inc.	16,956	4,623,732
Service Corp. International	144,425	11,756,195
Spotify Technology SA *	6,022	4,620,922
Texas Instruments, Inc.	26,296	5,459,576
Thermo Fisher Scientific, Inc.	6,594	2,673,603
Trade Desk, Inc. (The), Class A *	67,610	4,867,244
Uber Technologies, Inc. *	62,510	5,832,183
UnitedHealth Group, Inc.	9,356	2,918,791
Walt Disney Co. (The)	33,712	4,180,625
WillScot Holdings Corp.	76,474	2,095,388
		360,140,324
TOTAL INVESTMENTS — 99.0%
(cost $313,125,526)		$558,874,365
Other assets less liabilities — 1.0%		5,512,439
NET ASSETS — 100.0%		$564,386,804

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Global Alpha Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$411,002,674	$147,871,691	$0	$558,874,365
Total	$411,002,674	$147,871,691	$0	$558,874,365

**  Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended June 30, 2025.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended to June 30, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Global Alpha Equities Fund

ASSETS
Investments, at value (cost $313,125,526)	$558,874,365
Cash	5,325,052
Foreign cash, at value (cost $1,074,999)	1,077,922
Receivable for investments sold	1,447,961
Tax reclaims receivable	401,744
Dividends receivable	279,260
Prepaid assets	13,051
Total Assets	567,419,355
LIABILITIES
Advisory fee payable	574,591
Payable for investment purchased	2,038,016
Administration and Supervisory fee payable	158,376
Shareholder Servicing fee payable	72,277
Trustee fee payable	8,733
Commitment fee payable	2,310
Accrued expenses	178,248
Total Liabilities	3,032,551
NET ASSETS	$564,386,804
COMPOSITION OF NET ASSETS
Paid-in capital	$209,685,820
Total distributable earnings	354,700,984
$564,386,804
NET ASSET VALUE, PER SHARE
Class 2 ($150,548,919 / 8,318,677 shares outstanding), unlimited authorized, no par value	$18.10
Class K ($367,000,816 / 20,415,460 shares outstanding), unlimited authorized, no par value	$17.98
Institutional Class ($46,837,069 / 2,601,700 shares outstanding), unlimited authorized, no par value	$18.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford Global Alpha Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $229,167)	$2,908,408
Windfall tax recovery (Note A)	143,717
Interest	110,952
Total Investment Income	3,163,077
EXPENSES
Advisory fee (Note B)	1,335,674
Shareholder Servicing fees — Class 2 shares (Note B)	128,040
Shareholder Servicing fees — Class 4 shares (Note B)	49,359
Administration & Supervisory fee — Class K shares (Note B)	283,690
Administration & Supervisory fee — Institutional Class shares (Note B)	36,061
Transfer agency	27,056
Sub-transfer agency — Institutional Class shares	20,331
Fund accounting	85,162
Legal	62,757
Custody	39,075
Professional fees	29,173
Registration fees	21,393
Trustees' fees	18,327
Commitment fees	5,083
Miscellaneous	16,956
Total Expenses	2,158,137
Net Investment Income	1,004,940
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	86,240,448
Foreign currency transactions	82,889
86,323,337
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax benefit of $64,848) (Note A)	(37,185,236)
Translation of net assets and liabilities denominated in foreign currencies	48,363
(37,136,873)
Net realized and unrealized gain	49,186,464
NET INCREASE IN NET ASSETS FROM OPERATIONS	$50,191,404

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Global Alpha Equities Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,004,940	$4,085,123
Net realized gain	86,323,337	160,339,023
Net change in unrealized (depreciation)	(37,136,873)	(63,088,745)
Net Increase in Net Assets from Operations	50,191,404	101,335,401
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(14,023,740)
Class 4	—	(19,938,354)
Class K	—	(30,578,776)
Institutional Class	—	(3,365,544)
Total Distributions to Shareholders	—	(67,906,414)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	1,500	87,503,121 *
Class 4	—	197,603,009 *
Class K	15,005,259	48,860,829
Institutional Class	9,600,000	1,572,850
Dividends reinvested:
Class 2	—	14,023,739
Class 4	—	19,938,354
Class K	—	30,578,776
Institutional Class	—	3,365,544
Cost of shares redeemed:
Class 2	(18,083,644)	(97,507,998)
Class 3 (Liquidated)	—	(305,100,130)*
Class 4 (Liquidated)	(215,447,262)	(114,002,041)
Class K	(13,627,501)	(127,256,803)
Institutional Class	(2,491,844)	(15,385,633)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(225,043,492)	(255,806,383)
Total (Decrease) in Net Assets	(174,852,088)	(222,377,396)
NET ASSETS
Beginning of Period	739,238,892	961,616,288
End of Period	$564,386,804	$739,238,892

*  See Note D for class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$16.17		$16.05	$13.57	$19.72	$21.18	$16.46
From Investment Operations
Net investment income(a)	0.03		0.08	0.09	0.11	0.08	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.90		1.69	2.57	(5.85)	1.54	5.93
Net increase (decrease) in net asset value from investment operations	1.93		1.77	2.66	(5.74)	1.62	5.97
Dividends and Distributions to Shareholders
From net investment income	—		(0.25)	(0.18)	(0.01)	(0.30)	(0.13)
From net realized gain on investments	—		(1.40)	—	(0.40)	(2.78)	(1.12)
Total dividends and distributions	—		(1.65)	(0.18)	(0.41)	(3.08)	(1.25)
Net asset value, end of period	$18.10		$16.17	$16.05	$13.57	$19.72	$21.18
Total Return
Total return based on net asset value(b)	11.91%		10.92%	19.61%	(29.08)%	7.65%	36.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$150,549		$151,740	$138,907	$167,683	$187,473	$250,776
Ratio of net expenses to average net assets	0.66	%*	0.65%	0.65%	0.67%	0.64%	0.65%
Ratio of net investment income to average net assets	0.32	%*	0.47%	0.58%	0.77%	0.33%	0.25%
Portfolio turnover rate(c)	18%		28%	19%	9%	40%	23%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$16.06		$15.96	$13.50	$19.62	$21.12	$16.42
From Investment Operations
Net investment income(a)	0.03		0.07	0.08	0.11	0.05	0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.89		1.69	2.56	(5.82)	1.56	5.93
Net increase (decrease) in net asset value from investment operations	1.92		1.76	2.64	(5.71)	1.61	5.96
Dividends and Distributions to Shareholders
From net investment income	—		(0.26)	(0.18)	(0.01)	(0.33)	(0.14)
From net realized gain on investments	—		(1.40)	—	(0.40)	(2.78)	(1.12)
Total dividends and distributions	—		(1.66)	(0.18)	(0.41)	(3.11)	(1.26)
Net asset value, end of period	$17.98		$16.06	$15.96	$13.50	$19.62	$21.12
Total Return
Total return based on net asset value(b)	11.96%		10.87%	19.65%	(29.08)%	7.64%	36.35%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$367,001		$327,190	$368,280	$398,663	$513,807	$267,923
Ratio of net expenses to average net assets	0.66	%*	0.65%	0.65%	0.67%	0.64%	0.65%
Ratio of net investment income to average net assets	0.32	%*	0.43%	0.55%	0.74%	0.23%	0.18%
Portfolio turnover rate(c)	18%		28%	19%	9%	40%	23%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Global Alpha Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$16.10		$15.97	$13.51	$19.65	$21.15	$16.45
From Investment Operations
Net investment income(a)	0.02		0.06	0.07	0.09	0.05	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.88		1.68	2.56	(5.82)	1.54	5.93
Net increase (decrease) in net asset value from investment operations	1.90		1.74	2.63	(5.73)	1.59	5.95
Dividends and Distributions to Shareholders
From net investment income	—		(0.21)	(0.17)	(0.01)	(0.31)	(0.13)
From net realized gain on investments	—		(1.40)	—	(0.40)	(2.78)	(1.12)
Total dividends and distributions	—		(1.61)	(0.17)	(0.41)	(3.09)	(1.25)
Net asset value, end of period	$18.00		$16.10	$15.97	$13.51	$19.65	$21.15
Total Return
Total return based on net asset value(b)	11.87%		10.76%	19.50%	(29.14)%	7.53%	36.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$46,837		$35,191	$44,289	$38,317	$51,045	$27,677
Ratio of net expenses to average net assets	0.76	%*	0.75%	0.75%	0.76%	0.74%	0.74%
Ratio of net investment income to average net assets	0.23	%*	0.33%	0.48%	0.58%	0.21%	0.09%
Portfolio turnover rate(c)	18%		28%	19%	9%	40%	23%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Alpha Fund

	Value	% of Total Net Assets
Airlines	$74,555,621	3.2%
Apparel	18,077,021	0.8
Banks	84,721,898	3.7
Beverages	13,537,151	0.6
Biotechnology	10,893,159	0.5
Building Materials	102,193,755	4.5
Chemicals	37,155,102	1.6
Commercial Services	165,392,708	7.2
Cosmetics/Personal Care	51,516,502	2.2
Distribution/Wholesale	24,842,236	1.1
Diversified Financial Services	66,288,865	2.9
Electrical Components & Equipment	13,898,151	0.6
Electronics	11,535,629	0.5
Food	45,150,362	2.0
Healthcare — Products	51,872,376	2.3
Home Furnishings	97,847,092	4.3
Insurance	101,702,059	4.4
Internet	441,386,620	19.2
Investment Companies	21,077,945	0.9
Leisure Time	74,835,739	3.3
Machinery — Diversified	102,062,617	4.4
Mining	33,750,297	1.5
Oil & Gas	25,111,677	1.1
Pharmaceuticals	68,321,005	3.0
Retail	35,528,888	1.5
Semiconductors	192,185,321	8.4
Software	203,894,788	8.9
Toys/Games/Hobbies	27,109,224	1.2
Transportation	66,630,914	2.9
Total Value of Investments	2,263,074,722	98.7
Other assets less liabilities	29,433,628	1.3
Net Assets	$2,292,508,350	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 1.5%
Rio Tinto PLC	579,861	$33,750,297
BRAZIL — 4.5%
B3 SA — Brasil Bolsa Balcao	2,002,100	5,357,997
MercadoLibre, Inc. *	37,119	97,015,332
		102,373,329
CANADA — 4.8%
Constellation Software, Inc.	9,216	33,792,789
Lumine Group, Inc. *	716,008	25,149,009
Shopify, Inc., Class A *	215,401	24,846,505
Stella-Jones, Inc.	224,732	12,953,343
TFI International, Inc.	135,820	12,192,133
		108,933,779
CHINA — 9.4%
Kweichow Moutai Co., Ltd., Class A	68,700	13,537,151
Meituan, Class B *	1,131,100	18,194,921
Midea Group Co., Ltd., Class A	3,164,600	31,931,382
PDD Holdings, Inc. ADR *	95,323	9,976,505
Ping An Insurance Group Co. of China Ltd., Class H	2,164,000	13,813,503
Silergy Corp.	947,000	11,535,629
Tencent Holdings Ltd.	1,153,500	74,326,481
Tencent Music Entertainment Group ADR	2,181,368	42,514,863
		215,830,435
DENMARK — 5.7%
Demant A/S *	573,940	23,980,108
DSV A/S	226,966	54,438,781
Novo Nordisk A/S, B Shares	226,208	15,674,869
Novonesis Novozymes B, B Shares	517,503	37,155,102
		131,248,860
FINLAND — 0.9%
Kone Oyj, Class B	320,642	21,124,127

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
FRANCE — 6.2%
Danone SA	551,803	$45,150,362
Dassault Systemes SE	666,779	24,165,157
Edenred	917,229	28,489,603
LVMH Moet Hennessy Louis Vuitton SE	34,539	18,077,021
Nexans SA	106,207	13,898,151
Sartorius Stedim Biotech	55,929	13,381,708
		143,162,002
GERMANY — 9.0%
BioNTech SE ADR *	102,312	10,893,159
Deutsche Boerse AG	186,510	60,930,868
Rational AG	23,503	19,749,531
SAP SE	185,622	56,759,395
Scout24 SE	409,325	56,506,839
		204,839,792
HONG KONG — 1.4%
AIA Group Ltd.	3,548,800	32,146,605
INDIA — 4.0%
HDFC Bank Ltd.	1,810,031	42,256,011
ICICI Lombard General Insurance Co., Ltd.	983,952	23,409,627
Reliance Industries Ltd.	1,434,689	25,111,677
		90,777,315
IRELAND — 1.7%
Kingspan Group PLC	456,354	38,885,648
ITALY — 4.8%
FinecoBank Banca Fineco SpA	1,914,297	42,465,888
Ryanair Holdings PLC ADR	1,012,329	58,381,013
Technoprobe SpA *	1,263,048	11,043,844
		111,890,745
JAPAN — 11.6%
FANUC Corp.	445,800	12,102,261
Keyence Corp.	43,000	17,192,617
Money Forward, Inc. *	522,900	17,747,168
MonotaRO Co., Ltd.	1,286,600	25,327,821

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
Nihon M&A Center Holdings, Inc.	4,180,300	$21,189,463
Nintendo Co., Ltd.	282,300	27,109,224
Olympus Corp.	1,221,600	14,510,559
Recruit Holdings Co., Ltd.	332,600	19,559,088
Shimano, Inc.	195,300	28,314,681
SMC Corp.	44,400	15,911,292
Sony Group Corp.	1,775,600	46,166,179
Unicharm Corp.	2,769,000	19,994,365
		265,124,718
KAZAKHSTAN — 0.8%
Kaspi.KZ JSC ADR	221,507	18,803,729
NETHERLANDS — 6.5%
Adyen NV *	22,063	40,519,522
ASML Holding NV	37,693	30,204,790
EXOR NV	208,801	21,077,945
IMCD NV	184,707	24,842,236
Topicus.com, Inc. *	261,207	32,725,923
		149,370,416
PANAMA — 0.7%
Copa Holdings SA, Class A	147,082	16,174,608
RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	7,738,600	0
GMK Norilskiy Nickel PAO ADR *(b)	1	0
		0
SINGAPORE — 1.5%
Sea Ltd. ADR *	218,375	34,926,898
SOUTH AFRICA — 1.4%
Discovery Ltd.	2,659,687	32,332,324
SOUTH KOREA — 3.2%
Coupang, Inc. *	944,130	28,286,135
Samsung Electronics Co., Ltd.	1,013,360	44,812,422
		73,098,557
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
SPAIN — 1.6%
Amadeus IT Group SA	436,303	$36,860,203
SWEDEN — 2.0%
Atlas Copco AB, B Shares	2,510,599	35,732,320
MIPS AB	206,167	9,660,854
		45,393,174
SWITZERLAND — 2.2%
Cie Financiere Richemont SA	129,761	24,555,047
Sandoz Group AG	454,860	24,927,865
		49,482,912
TAIWAN — 4.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,902,000	106,124,266
UNITED KINGDOM — 1.8%
B&M European Value Retail SA	2,946,461	10,973,840
Unilever PLC	516,534	31,522,138
		42,495,978
UNITED STATES — 6.9%
CRH PLC	545,498	50,354,765
Experian PLC	714,252	36,831,302
Monday.com Ltd. *	43,104	13,555,346
Roche Holding AG	84,916	27,718,271
Spotify Technology SA *	38,398	29,464,321
		157,924,005
Total Common Stocks
(cost $1,345,027,931)		2,263,074,722
WARRANT — 0.0% (a)
CANADA — 0.0% (a)
Constellation Software, Inc., expires 3/31/40 *	16,097	0
Total Warrant
(cost $0)		0

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
TOTAL INVESTMENTS — 98.7%
(cost $1,345,027,931)		$2,263,074,722
Other assets less liabilities — 1.3%		29,433,628
NET ASSETS — 100.0%		$2,292,508,350

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$507,009,608	$1,756,065,114	$0	$2,263,074,722
Warrant **	—	0	—	0
Total	$507,009,608	$1,756,065,114	$0	$2,263,074,722

**  Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended June 30, 2025.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended June 30, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Alpha Fund

ASSETS
Investments, at value (cost $1,345,027,931)	$2,263,074,722
Cash	29,823,181
Foreign cash, at value (cost $3,364,474)	3,380,773
Tax reclaims receivable	5,721,029
Dividends receivable	2,476,880
Receivable for investments sold	2,124,883
Capital shares sold receivable	51,377
Prepaid assets	18,591
Total Assets	2,306,671,436
LIABILITIES
Advisory fee payable	1,903,032
Deferred India capital gains tax liability (Note A)	7,592,503
Payable for investment purchased	3,213,597
Shareholder Servicing fee payable	400,936
Administration and Supervisory fee payable	376,070
Capital shares purchased payable	165,836
Trustee fee payable	27,824
Commitment fee payable	7,512
Accrued expenses	475,776
Total Liabilities	14,163,086
NET ASSETS	$2,292,508,350
COMPOSITION OF NET ASSETS
Paid-in capital	$1,274,092,060
Total distributable earnings	1,018,416,290
$2,292,508,350
NET ASSET VALUE, PER SHARE
Class 2 ($539,946,728 / 35,620,254 shares outstanding), unlimited authorized, no par value	$15.16
Class 3 ($524,581,020 / 34,009,196 shares outstanding), unlimited authorized, no par value	$15.42
Class 4 ($204,770,365 / 13,012,202 shares outstanding), unlimited authorized, no par value	$15.74
Class 5 ($38,972,711 / 2,422,884 shares outstanding), unlimited authorized, no par value	$16.09
Class K ($876,396,004 / 58,078,527 shares outstanding), unlimited authorized, no par value	$15.09
Institutional Class ($107,841,522 / 7,076,276 shares outstanding), unlimited authorized, no par value	$15.24

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford International Alpha Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,391,749)	$22,969,883
Windfall tax recovery (Note A)	2,622,267
Interest	178,333
Total Investment Income	25,770,483
EXPENSES
Advisory fee (Note B)	3,754,383
Shareholder Servicing fees — Class 2 shares (Note B)	386,619
Shareholder Servicing fees — Class 3 shares (Note B)	213,313
Shareholder Servicing fees — Class 4 shares (Note B)	110,527
Shareholder Servicing fees — Class 5 shares (Note B)	4,268
Administration & Supervisory fee — Class K shares (Note B)	703,563
Administration & Supervisory fee — Institutional Class shares (Note B)	83,793
Transfer agency	52,864
Sub-transfer agency — Institutional Class shares	49,714
Fund accounting	205,288
Legal	194,748
Custody	157,550
Trustees' fees	55,672
Professional fees	23,187
Registration fees	21,352
Commitment fees	15,369
Miscellaneous	50,521
Total Expenses	6,082,731
Net Investment Income	19,687,752
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	81,127,423
Foreign currency transactions	(5,131)
81,122,292
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax expense of $3,662,811) (Note A)	275,304,085
Translation of net assets and liabilities denominated in foreign currencies	630,634
275,934,719
Net realized and unrealized gain	357,057,011
NET INCREASE IN NET ASSETS FROM OPERATIONS	$376,744,763

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Alpha Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$19,687,752	$21,987,938
Net realized gain	81,122,292	125,846,254
Net change in unrealized appreciation (depreciation)	275,934,719	(19,885,331)
Net Increase in Net Assets from Operations	376,744,763	127,948,861
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(15,896,364)
Class 3	—	(15,070,893)
Class 4	—	(15,638,532)
Class 5	—	(1,853,518)
Class K	—	(32,134,484)
Institutional Class	—	(3,914,428)
Total Distributions to Shareholders	—	(84,508,219)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	84,787,883	69,408,011
Class 3	168,473,870	1,475,000
Class 5	—	2,000,000
Class K	23,714,682	137,886,083
Institutional Class	10,792,467	21,978,549
Dividends reinvested:
Class 2	—	15,896,364
Class 3	—	15,070,893
Class 4	—	15,638,532
Class 5	—	1,853,518
Class K	—	31,247,329
Institutional Class	—	3,848,106
Cost of shares redeemed:
Class 2	(19,321,487)	(71,108,095)
Class 3	(93,088,383)	(128,330,477)
Class 4	(227,548,870)	(250,000,000)
Class 5	(14,978,546)	(10,790,367)
Class K	(72,437,014)	(155,778,856)
Institutional Class	(17,624,747)	(33,406,456)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(157,230,145)	(333,111,866)
Total Increase (Decrease) in Net Assets	219,514,618	(289,671,224)
NET ASSETS
Beginning of Period	2,072,993,732	2,362,664,956
End of Period	$2,292,508,350	$2,072,993,732

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Alpha Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.78		$12.68	$10.81	$15.43	$16.78	$13.57
From Investment Operations
Net investment income(a)	0.13		0.12	0.12	0.13	0.16	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.25		0.53	1.91	(4.56)	(0.28)	3.47
Net increase (decrease) in net asset value from investment operations	2.38		0.65	2.03	(4.43)	(0.12)	3.59
Dividends and Distributions to Shareholders
From net investment income	—		(0.10)	(0.16)	(0.19)	(0.16)	(0.10)
From net realized gain on investments	—		(0.45)	—	—	(1.07)	(0.28)
Total dividends and distributions	—		(0.55)	(0.16)	(0.19)	(1.23)	(0.38)
Net asset value, end of period	$15.16		$12.78	$12.68	$10.81	$15.43	$16.78
Total Return
Total return based on net asset value(b)	18.64%		5.05%	18.72%	(28.64)%	(0.65)%	26.45%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$539,947		$389,290	$372,487	$324,525	$334,569	$367,841
Ratio of net expenses to average net assets	0.59	%*	0.59%	0.60%	0.61%	0.58%	0.59%
Ratio of net investment income to average net assets	1.88	%*	0.87%	1.02%	1.17%	0.94%	0.85%
Portfolio turnover rate(c)	8%		20%	16%	19%	16%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Alpha Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$13.00		$12.89	$10.99	$15.67	$17.02	$13.76
From Investment Operations
Net investment income(a)	0.14		0.14	0.11	0.15	0.18	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.28		0.53	1.96	(4.63)	(0.28)	3.52
Net increase (decrease) in net asset value from investment operations	2.42		0.67	2.07	(4.48)	(0.10)	3.65
Dividends and Distributions to Shareholders
From net investment income	—		(0.11)	(0.17)	(0.20)	(0.18)	(0.11)
From net realized gain on investments	—		(0.45)	—	—	(1.07)	(0.28)
Total dividends and distributions	—		(0.56)	(0.17)	(0.20)	(1.25)	(0.39)
Net asset value, end of period	$15.42		$13.00	$12.89	$10.99	$15.67	$17.02
Total Return
Total return based on net asset value(b)	18.68%		5.12%	18.80%	(28.59)%	(0.58)%	26.54%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$524,581		$369,654	$466,685	$388,155	$524,717	$757,194
Ratio of net expenses to average net assets	0.52	%*	0.52%	0.53%	0.54%	0.51%	0.52%
Ratio of net investment income to average net assets	1.96	%*	1.00%	0.93%	1.22%	1.01%	0.92%
Portfolio turnover rate(c)	8%		20%	16%	19%	16%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Alpha Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$13.26		$13.14	$11.20	$15.96	$17.32	$14.00
From Investment Operations
Net investment income(a)	0.12		0.15	0.13	0.16	0.19	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.36		0.53	1.98	(4.72)	(0.30)	3.60
Net increase (decrease) in net asset value from investment operations	2.48		0.68	2.11	(4.56)	(0.11)	3.72
Dividends and Distributions to Shareholders
From net investment income	—		(0.11)	(0.17)	(0.20)	(0.18)	(0.12)
From net realized gain on investments	—		(0.45)	—	—	(1.07)	(0.28)
Total dividends and distributions	—		(0.56)	(0.17)	(0.20)	(1.25)	(0.40)
Net asset value, end of period	$15.74		$13.26	$13.14	$11.20	$15.96	$17.32
Total Return
Total return based on net asset value(b)	18.70%		5.15%	18.83%	(28.57)%	(0.55)%	26.57%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$204,770		$388,834	$607,974	$511,620	$912,395	$1,082,123
Ratio of net expenses to average net assets	0.49	%*	0.49%	0.50%	0.51%	0.48%	0.49%
Ratio of net investment income to average net assets	1.64	%*	1.07%	1.05%	1.26%	1.03%	0.82%
Portfolio turnover rate(c)	8%		20%	16%	19%	16%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Alpha Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$13.55		$13.41	$11.43	$16.29	$17.65	$14.26
From Investment Operations
Net investment income(a)	0.14		0.15	0.14	0.17	0.20	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.40		0.56	2.02	(4.82)	(0.30)	3.66
Net increase (decrease) in net asset value from investment operations	2.54		0.71	2.16	(4.65)	(0.10)	3.80
Dividends and Distributions to Shareholders
From net investment income	—		(0.12)	(0.18)	(0.21)	(0.19)	(0.13)
From net realized gain on investments	—		(0.45)	—	—	(1.07)	(0.28)
Total dividends and distributions	—		(0.57)	(0.18)	(0.21)	(1.26)	(0.41)
Net asset value, end of period	$16.09		$13.55	$13.41	$11.43	$16.29	$17.65
Total Return
Total return based on net asset value(b)	18.73%		5.20%	18.89%	(28.53)%	(0.50)%	26.64%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$38,973		$46,307	$52,590	$51,400	$125,578	$149,745
Ratio of net expenses to average net assets	0.44	%*	0.44%	0.45%	0.46%	0.43%	0.44%
Ratio of net investment income to average net assets	1.87	%*	1.05%	1.11%	1.39%	1.09%	0.94%
Portfolio turnover rate(c)	8%		20%	16%	19%	16%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Alpha Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.72		$12.63	$10.77	$15.36	$16.71	$13.53
From Investment Operations
Net investment income(a)	0.12		0.12	0.11	0.14	0.16	0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.25		0.52	1.91	(4.54)	(0.27)	3.47
Net increase (decrease) in net asset value from investment operations	2.37		0.64	2.02	(4.40)	(0.11)	3.57
Dividends and Distributions to Shareholders
From net investment income	—		(0.10)	(0.16)	(0.19)	(0.17)	(0.11)
From net realized gain on investments	—		(0.45)	—	—	(1.07)	(0.28)
Total dividends and distributions	—		(0.55)	(0.16)	(0.19)	(1.24)	(0.39)
Net asset value, end of period	$15.09		$12.72	$12.63	$10.77	$15.36	$16.71
Total Return
Total return based on net asset value(b)	18.63%		5.02%	18.76%	(28.65)%	(0.62)%	26.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$876,396		$781,330	$759,520	$700,531	$1,222,693	$1,083,711
Ratio of net expenses to average net assets	0.59	%*	0.59%	0.60%	0.61%	0.58%	0.59%
Ratio of net investment income to average net assets	1.79	%*	0.88%	0.97%	1.20%	0.92%	0.74%
Portfolio turnover rate(c)	8%		20%	16%	19%	16%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Alpha Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.85		$12.75	$10.87	$15.41	$16.76	$13.58
From Investment Operations
Net investment income(a)	0.11		0.11	0.11	0.14	0.14	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.28		0.52	1.91	(4.56)	(0.27)	3.49
Net increase (decrease) in net asset value from investment operations	2.39		0.63	2.02	(4.42)	(0.13)	3.57
Dividends and Distributions to Shareholders
From net investment income	—		(0.08)	(0.14)	(0.12)	(0.15)	(0.11)
From net realized gain on investments	—		(0.45)	—	—	(1.07)	(0.28)
Total dividends and distributions	—		(0.53)	(0.14)	(0.12)	(1.22)	(0.39)
Net asset value, end of period	$15.24		$12.85	$12.75	$10.87	$15.41	$16.76
Total Return
Total return based on net asset value(b)	18.60%		4.93%	18.60%	(28.67)%	(0.74)%	26.29%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$107,842		$97,579	$103,409	$136,987	$758,401	$729,705
Ratio of net expenses to average net assets	0.69	%*	0.68%	0.68%	0.71%	0.68%	0.67%
Ratio of net investment income to average net assets	1.66	%*	0.79%	0.92%	1.20%	0.82%	0.52%
Portfolio turnover rate(c)	8%		20%	16%	19%	16%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Value	% of Total Net Assets
Apparel	$5,553,745	5.2%
Auto Manufacturers	7,478,002	7.0
Banks	1,675,747	1.6
Biotechnology	2,112,881	2.0
Commercial Services	10,059,110	9.5
Cosmetics/Personal Care	1,943,440	1.8
Food	1,145,811	1.1
Internet	54,704,112	51.5
Investment Companies	986,884	0.9
Machinery — Diversified	1,673,567	1.6
Pharmaceuticals	873,036	0.8
Semiconductors	16,890,612	15.9
Total Value of Investments	105,096,947	98.9
Other assets less liabilities	1,159,013	1.1
Net Assets	$106,255,960	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
COMMON STOCKS — 98.9%
BRAZIL — 15.7%
MercadoLibre, Inc. *	5,752	$15,033,600
NU Holdings Ltd., Class A *	122,139	1,675,747
		16,709,347
CANADA — 2.6%
Shopify, Inc., Class A *	23,415	2,700,920
CHINA — 11.7%
BYD Co., Ltd., Class H	187,500	2,919,381
Meituan, Class B *	207,830	3,343,162
PDD Holdings, Inc. ADR *	22,639	2,369,398
Tencent Holdings Ltd.	59,700	3,846,806
		12,478,747
DENMARK — 0.8%
Novo Nordisk A/S, B Shares	12,599	873,036
FRANCE — 7.1%
Hermes International	1,497	4,058,166
Kering	6,865	1,495,579
L'Oreal SA	4,537	1,943,440
		7,497,185
GERMANY — 1.3%
BioNTech SE ADR *	12,558	1,337,050
ITALY — 4.3%
Ferrari NV	9,305	4,558,621
JAPAN — 0.8%
M3, Inc.	63,500	872,281
NETHERLANDS — 11.0%
Adyen NV *	3,933	7,223,102
ASML Holding NV	5,523	4,425,783
		11,648,885

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
SINGAPORE — 5.7%
Sea Ltd. ADR *	38,068	$6,088,596
SOUTH KOREA — 6.3%
Coupang, Inc. *	141,852	4,249,886
Delivery Hero SE *	89,229	2,421,874
		6,671,760
SWEDEN — 2.5%
Atlas Copco AB, B Shares	117,587	1,673,567
Kinnevik AB, B Shares *	111,377	986,883
		2,660,450
TAIWAN — 7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	213,000	7,789,273
UNITED KINGDOM — 3.7%
Ocado Group PLC *	367,358	1,145,811
Wise PLC, Class A *	198,525	2,836,008
		3,981,819
UNITED STATES — 18.1%
Moderna, Inc. *	28,120	775,831
NVIDIA Corp.	29,594	4,675,556
Spotify Technology SA *	17,955	13,777,590
		19,228,977
TOTAL INVESTMENTS — 98.9%
(cost $74,393,355)		$105,096,947
Other assets less liabilities — 1.1%		1,159,013
NET ASSETS — 100.0%		$106,255,960

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$52,684,174	$52,412,773	$—	$105,096,947
Total	$52,684,174	$52,412,773	$—	$105,096,947

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

ASSETS
Investments, at value (cost $74,393,355)	$105,096,947
Cash	988,052
Foreign cash, at value (cost $12)	12
Capital shares sold receivable	288,317
Dividends receivable	59,335
Tax reclaims receivable	29,496
Due from Manager	22,163
Prepaid assets	16,968
Total Assets	106,501,290
LIABILITIES
Advisory fee payable	94,655
Administration and Supervisory fee payable	40,228
Capital shares purchased payable	11,544
Trustee fee payable	1,088
Commitment fee payable	297
Accrued expenses	97,518
Total Liabilities	245,330
NET ASSETS	$106,255,960
COMPOSITION OF NET ASSETS
Paid-in capital	$105,242,105
Total distributable earnings	1,013,855
$106,255,960
NET ASSET VALUE, PER SHARE
Class K ($43,021,601 / 4,607,222 shares outstanding), unlimited authorized, no par value	$9.34
Institutional Class ($63,234,359 / 6,877,896 shares outstanding), unlimited authorized, no par value	$9.19

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $60,526)	$278,511
Interest	16,496
Total Investment Income	295,007
EXPENSES
Advisory fee (Note B)	180,426
Administration & Supervisory fee — Class K shares (Note B)	32,262
Administration & Supervisory fee — Institutional Class shares (Note B)	44,419
Transfer agency	16,210
Sub-transfer agency — Institutional Class shares	23,864
Fund accounting	48,232
Registration fees	20,873
Professional fees	17,475
Legal	7,737
Custody	5,583
Trustees' fees	2,234
Commitment fees	618
Miscellaneous	4,599
Total Expenses	404,532
Fees waived/expenses reimbursed	(55,901)
Total Expenses after Waiver	348,631
Net Investment (Loss)	(53,624)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	538,715
Foreign currency transactions	(3,874)
534,841
Net change in unrealized appreciation on:
Investments	17,571,983
Translation of net assets and liabilities denominated in foreign currencies	3,520
17,575,503
Net realized and unrealized gain	18,110,344
NET INCREASE IN NET ASSETS FROM OPERATIONS	$18,056,720

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Concentrated Growth Equities Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(53,624)	$(65,848)
Net realized gain	534,841	1,784,184
Net change in unrealized appreciation	17,575,503	11,503,447
Net Increase in Net Assets from Operations	18,056,720	13,221,783
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	2,906,431	5,567,673
Institutional Class	15,344,633	13,328,570
Cost of shares redeemed:
Class K	(1,550,225)	(10,142,436)
Institutional Class	(7,975,650)	(18,078,364)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	8,725,189	(9,324,557)
Total Increase in Net Assets	26,781,909	3,897,226
NET ASSETS
Beginning of Period	79,474,051	75,576,825
End of Period	$106,255,960	$79,474,051

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$7.67		$6.47		$5.63	$9.89		$12.31	$12.70
From Investment Operations
Net investment income (loss)(a)	0.00	(b)	(0.00	)(b)	(0.01)	(0.01)		0.04	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.67		1.20		0.85	(3.91)		0.03	12.16
Net increase (decrease) in net asset value from investment operations	1.67		1.20		0.84	(3.92)		0.07	12.12
Dividends and Distributions to Shareholders
From net investment income	—		—		—	(0.00	)(b)	(0.03)	—
From net realized gain on investments	—		—		—	(0.34)		(2.46)	(12.51)
Total dividends and distributions	—		—		—	(0.34)		(2.49)	(12.51)
Net asset value, end of period	$9.34		$7.67		$6.47	$5.63		$9.89	$12.31
Total Return
Total return based on net asset value(c)	21.77%		18.55%		14.92%	(39.55)%		0.74%	97.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$43,022		$34,058		$32,839	$29,867		$56,513	$42,357
Ratio of net expenses to average net assets, before waiver	0.84	%*	0.90%		0.89%	0.91%		0.79%	0.79%
Ratio of net expenses to average net assets, after waiver	0.72	%*	0.72%		0.72%	0.72%		0.72%	0.72%
Ratio of net investment income (loss) to average net assets	(0.07	)%*	(0.02)%		(0.09)%	(0.10)%		0.27%	(0.26)%
Portfolio turnover rate(d)	7%		26%		28%	65%		54%	59%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$7.55		$6.38	$5.56	$9.78		$12.19	$12.65
From Investment Operations
Net investment income (loss)(a)	(0.01)		(0.01)	(0.01)	(0.01)		0.01	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	1.65		1.18	0.83	(3.87)		0.05	12.14
Net increase (decrease) in net asset value from investment operations	1.64		1.17	0.82	(3.88)		0.06	12.05
Dividends and Distributions to Shareholders
From net investment income	—		—	—	(0.00	)(b)	(0.01)	—
From net realized gain on investments	—		—	—	(0.34)		(2.46)	(12.51)
Total dividends and distributions	—		—	—	(0.34)		(2.47)	(12.51)
Net asset value, end of period	$9.19		$7.55	$6.38	$5.56		$9.78	$12.19
Total Return
Total return based on net asset value(c)	21.72%		18.34%	14.75%	(39.58)%		0.69%	97.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$63,234		$45,416	$42,738	$37,633		$57,278	$18,012
Ratio of net expenses to average net assets, before waiver	0.94	%*	0.99%	0.99%	1.00%		0.90%	0.87%
Ratio of net expenses to average net assets, after waiver	0.81	%*	0.81%	0.82%	0.81%		0.83%	0.80%
Ratio of net investment income (loss) to average net assets	(0.16	)%*	(0.13)%	(0.22)%	(0.22)%		0.11%	(0.47)%
Portfolio turnover rate(d)	7%		26%	28%	65%		54%	59%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Growth Fund

	Value	% of Total Net Assets
Airlines	$15,465,042	0.4%
Apparel	90,765,209	2.6
Auto Manufacturers	221,817,232	6.5
Auto Parts & Equipment	7,800,713	0.2
Banks	82,249,942	2.4
Biotechnology	89,720,631	2.6
Building Materials	18,842,821	0.5
Chemicals	7,076,681	0.2
Commercial Services	274,198,824	8.0
Cosmetics/Personal Care	92,415,984	2.7
Diversified Financial Services	26,931,810	0.8
Electrical Components & Equipment	25,872,513	0.8
Electronics	40,801,827	1.2
Food	15,480,744	0.5
Healthcare — Products	19,342,922	0.6
Healthcare — Services	17,477,726	0.5
Insurance	102,050,615	3.0
Internet	978,145,002	28.5
Investment Companies	71,406,630	2.1
Machinery — Diversified	152,071,571	4.4
Metal Fabricate/Hardware	23,248,490	0.7
Pharmaceuticals	107,471,049	3.1
Retail	20,511,624	0.6
Semiconductors	530,230,201	15.5
Software	239,760,708	7.0
Toys/Games/Hobbies	29,151,233	0.8
Transportation	94,622,779	2.8
Total Value of Investments	3,394,930,523	99.0
Other assets less liabilities	33,865,646	1.0
Net Assets	$3,428,796,169	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 3.2%
WiseTech Global Ltd.	1,525,657	$109,413,800
BRAZIL — 6.8%
MercadoLibre, Inc. *	64,478	168,521,635
NU Holdings Ltd., Class A *	4,681,298	64,227,409
		232,749,044
CANADA — 3.3%
Kinaxis, Inc. *	350,955	52,194,167
Shopify, Inc., Class A *	537,220	61,968,327
		114,162,494
CHINA — 7.7%
BYD Co., Ltd., Class H	5,929,500	92,322,513
Ganfeng Lithium Group Co., Ltd., Class H	2,428,600	7,076,681
Meituan, Class B *	3,039,150	48,887,893
PDD Holdings, Inc. ADR *	449,061	46,998,724
Tencent Holdings Ltd.	806,300	51,954,435
Wuxi Biologics Cayman, Inc. *	5,319,000	17,477,726
		264,717,972
DENMARK — 5.7%
Ambu A/S, B Shares	1,229,837	19,342,922
DSV A/S	394,501	94,622,779
Genmab A/S *	152,480	31,665,283
Novo Nordisk A/S, B Shares	623,681	43,217,382
Zealand Pharma A/S *	126,594	7,099,662
		195,948,028
FRANCE — 5.5%
Hermes International	33,482	90,765,209
L'Oreal SA	215,747	92,415,983
SOITEC *	83,549	4,607,046
		187,788,238
GERMANY — 0.6%
AIXTRON SE	1,067,641	19,638,371

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
HONG KONG — 3.0%
AIA Group Ltd.	11,265,800	$102,050,615
INDIA — 1.5%
HDFC Bank Ltd.	771,993	18,022,534
MakeMyTrip Ltd. *	353,755	34,675,065
		52,697,599
ISRAEL — 1.8%
Mobileye Global, Inc., Class A *	433,855	7,800,713
Wix.com Ltd. *	341,155	54,059,421
		61,860,134
ITALY — 5.6%
Brunello Cucinelli SpA	168,955	20,511,624
Ferrari NV	264,323	129,494,719
Prysmian SpA	365,435	25,872,513
Wizz Air Holdings PLC *	1,029,988	15,465,042
		191,343,898
JAPAN — 7.0%
Advantest Corp.	1,281,500	94,998,936
Disco Corp.	210,700	62,418,492
GMO Payment Gateway, Inc.	195,000	12,612,332
Keyence Corp.	106,500	42,581,713
SBI Holdings, Inc.	772,900	26,931,810
		239,543,283
NETHERLANDS — 12.7%
Adyen NV *	91,134	167,370,990
Argenx SE *	104,872	58,055,348
ASML Holding NV	191,928	153,798,976
EXOR NV	552,362	55,759,579
		434,984,893
NEW ZEALAND — 0.8%
Xero Ltd. *	206,433	24,427,065
Xero Ltd. *	20,101	2,378,659
		26,805,724

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
SINGAPORE — 3.9%
Sea Ltd. ADR *	841,448	$134,581,193
SOUTH KOREA — 3.5%
Coupang, Inc. *	3,048,292	91,326,828
Delivery Hero SE *	1,099,191	29,834,491
		121,161,319
SWEDEN — 3.6%
Atlas Copco AB, A Shares	6,772,844	109,489,858
Kinnevik AB, B Shares *	1,765,884	15,647,052
		125,136,910
SWITZERLAND — 3.5%
Belimo Holding AG	18,486	18,842,820
Galderma Group AG	393,201	57,154,005
Temenos AG	274,775	19,738,496
VAT Group AG	54,866	23,248,490
		118,983,811
TAIWAN — 5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,326,000	194,768,380
UNITED KINGDOM — 4.0%
Games Workshop Group PLC	130,968	29,151,233
Ocado Group PLC *	4,963,274	15,480,744
RELX PLC	852,723	46,215,608
Wise PLC, Class A *	3,360,068	47,999,894
		138,847,479
UNITED STATES — 8.4%
Atlassian Corp., Class A *	155,638	31,608,522
Spotify Technology SA *	332,756	255,336,989
		286,945,511
Total Common Stocks
(cost $1,993,544,962)		3,354,128,696

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
PREFERRED STOCKS — 1.2%
GERMANY — 1.2%
Sartorius AG 0.34%	160,197	$40,801,827
Total Preferred Stocks
(cost $33,381,497)		40,801,827
TOTAL INVESTMENTS — 99.0%
(cost $2,026,926,459)		$3,394,930,523
Other assets less liabilities — 1.0%		33,865,646
NET ASSETS — 100.0%		$3,428,796,169

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,003,298,993	$2,350,829,703	$—	$3,354,128,696
Preferred Stocks **	—	40,801,827	—	40,801,827
Total	$1,003,298,993	$2,391,631,530	$—	$3,394,930,523

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Growth Fund

ASSETS
Investments, at value (cost $2,026,926,459)	$3,394,930,523
Cash	24,680,118
Foreign cash, at value (cost $6)	6
Capital shares sold receivable	10,179,060
Dividends receivable	1,945,685
Tax reclaims receivable	1,923,807
Prepaid assets	28,740
Total Assets	3,433,687,939
LIABILITIES
Advisory fee payable	2,630,903
Deferred India capital gains tax liability (Note A)	761,986
Shareholder Servicing fee payable	505,853
Administration and Supervisory fee payable	148,815
Capital shares purchased payable	298,496
Trustee fee payable	39,222
Commitment fee payable	10,662
Accrued expenses	495,833
Total Liabilities	4,891,770
NET ASSETS	$3,428,796,169
COMPOSITION OF NET ASSETS
Paid-in capital	$1,977,848,335
Total distributable earnings	1,450,947,834
$3,428,796,169
NET ASSET VALUE, PER SHARE
Class 2 ($845,783,047 / 58,007,996 shares outstanding), unlimited authorized, no par value	$14.58
Class 4 ($714,956,020 / 48,911,197 shares outstanding), unlimited authorized, no par value	$14.62
Class 5 ($1,476,319,597 / 100,674,318 shares outstanding), unlimited authorized, no par value	$14.66
Class K ($75,008,553 / 5,163,273 shares outstanding), unlimited authorized, no par value	$14.53
Institutional Class ($316,728,952 / 21,875,868 shares outstanding), unlimited authorized, no par value	$14.48

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford International Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,997,822)	$14,065,643
Windfall tax recovery (Note A)	654,554
Interest	293,562
Total Investment Income	15,013,759
EXPENSES
Advisory fee (Note B)	5,241,523
Shareholder Servicing fees — Class 2 shares (Note B)	482,524
Shareholder Servicing fees — Class 3 shares (Note B)	112,406
Shareholder Servicing fees — Class 4 shares (Note B)	227,187
Shareholder Servicing fees — Class 5 shares (Note B)	133,903
Administration & Supervisory fee — Class K shares (Note B)	55,618
Administration & Supervisory fee — Institutional Class shares (Note B)	237,686
Transfer agency	48,085
Sub-transfer agency — Institutional Class shares	105,361
Legal	277,944
Fund accounting	266,296
Custody	141,345
Trustees' fees	79,947
Professional fees	39,900
Registration fees	23,339
Commitment fees	22,099
Miscellaneous	53,995
Total Expenses	7,549,158
Net Investment Income	7,464,601
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments (net of India capital gains tax expense of $688,320)	59,256,352
Foreign currency transactions	16,683
59,273,035
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax benefit of $230,431) (Note A)	412,010,631
Translation of net assets and liabilities denominated in foreign currencies	266,035
412,276,666
Net realized and unrealized gain	471,549,701
NET INCREASE IN NET ASSETS FROM OPERATIONS	$479,014,302
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Growth Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,464,601	$12,213,097
Net realized gain	59,273,035	191,838,219
Net change in unrealized appreciation	412,276,666	33,922,260
Net Increase in Net Assets from Operations	479,014,302	237,973,576
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(27,322,725)
Class 3	—	(26,841,401)
Class 4	—	(43,091,869)
Class 5	—	(89,157,706)
Class K	—	(4,496,563)
Institutional Class	—	(17,234,657)
Total Distributions to Shareholders	—	(208,144,921)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	360,439,800	185,508,507 *
Class 3	—	404,465,779 *
Class K	11,301,530	9,891,649
Institutional Class	80,862,457	80,697,667
Dividends reinvested:
Class 2	—	27,319,490
Class 3	—	26,841,401
Class 4	—	43,091,869
Class 5	—	89,157,707
Class K	—	4,496,563
Institutional Class	—	16,233,212
Cost of shares redeemed:
Class 2	(47,356,880)	(561,073,272)*
Class 3	(373,534,884)	(265,852,507)*
Class 4	(903,416)	—
Class K	(10,759,340)	(18,033,260)
Institutional Class	(53,253,301)	(89,422,431)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(33,204,034)	(46,677,626)
Total Increase (Decrease) in Net Assets	445,810,268	(16,848,971)
NET ASSETS
Beginning of Period	2,982,985,901	2,999,834,872
End of Period	$3,428,796,169	$2,982,985,901

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.54		$12.47	$10.96	$16.81	$21.56	$14.59
From Investment Operations
Net investment income(a)	0.04		0.05	0.04	0.08	0.15	0.00 (b)
Net realized and unrealized gain (loss) on investments and foreign currency	2.00		0.94	1.52	(5.87)	(2.20)	9.17
Net increase (decrease) in net asset value from investment operations	2.04		0.99	1.56	(5.79)	(2.05)	9.17
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	(0.04)	(0.01)	(0.41)	—
From net realized gain on investments	—		(0.89)	(0.01)	(0.05)	(2.29)	(2.20)
Total dividends and distributions	—		(0.92)	(0.05)	(0.06)	(2.70)	(2.20)
Net asset value, end of period	$14.58		$12.54	$12.47	$10.96	$16.81	$21.56
Total Return
Total return based on net asset value(c)	16.23%		7.86%	14.31%	(34.43)%	(9.40)%	62.95%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$845,783		$401,977	$702,932	$598,426	$455,384	$599,275
Ratio of net expenses to average net assets	0.57	%*	0.57%	0.58%	0.60%	0.57%	0.58%
Ratio of net investment income to average net assets	0.58	%*	0.40%	0.30%	0.68%	0.68%	0.02%
Portfolio turnover rate(d)	15%		22%	12%	12%	13%	26%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Growth Fund
Selected data for a Class 4 share outstanding throughout each period

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.57		$12.51	$10.99	$16.86	$21.65	$14.63
From Investment Operations
Net investment income(a)	0.03		0.05	0.05	0.09	0.17	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.02		0.96	1.54	(5.89)	(2.21)	9.21
Net increase (decrease) in net asset value from investment operations	2.05		1.01	1.59	(5.80)	(2.04)	9.22
Dividends and Distributions to Shareholders
From net investment income	—		(0.06)	(0.06)	(0.02)	(0.46)	0.00 (b)
From net realized gain on investments	—		(0.89)	(0.01)	(0.05)	(2.29)	(2.20)
Total dividends and distributions	—		(0.95)	(0.07)	(0.07)	(2.75)	(2.20)
Net asset value, end of period	$14.62		$12.57	$12.51	$10.99	$16.86	$21.65
Total Return
Total return based on net asset value(c)	16.29%		7.97%	14.42%	(34.36)%	(9.31)%	63.12%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$714,956		$615,754	$570,283	$491,265	$860,635	$969,427
Ratio of net expenses to average net assets	0.47	%*	0.47%	0.48%	0.50%	0.47%	0.48%
Ratio of net investment income to average net assets	0.50	%*	0.41%	0.41%	0.72%	0.78%	0.06%
Portfolio turnover rate(d)	15%		22%	12%	12%	13%	26%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Growth Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.61		$12.55	$11.02	$16.91	$21.70	$14.66
From Investment Operations
Net investment income(a)	0.04		0.06	0.06	0.09	0.18	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.01		0.95	1.54	(5.90)	(2.21)	9.23
Net increase (decrease) in net asset value from investment operations	2.05		1.01	1.60	(5.81)	(2.03)	9.25
Dividends and Distributions to Shareholders
From net investment income	—		(0.06)	(0.06)	(0.03)	(0.47)	(0.01)
From net realized gain on investments	—		(0.89)	(0.01)	(0.05)	(2.29)	(2.20)
Total dividends and distributions	—		(0.95)	(0.07)	(0.08)	(2.76)	(2.21)
Net asset value, end of period	$14.66		$12.61	$12.55	$11.02	$16.91	$21.70
Total Return
Total return based on net asset value(b)	16.32%		8.03%	14.48%	(34.33)%	(9.27)%	63.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,476,319		$1,269,244	$1,174,929	$1,026,319	$1,562,791	$1,842,231
Ratio of net expenses to average net assets	0.42	%*	0.42%	0.43%	0.45%	0.42%	0.43%
Ratio of net investment income to average net assets	0.55	%*	0.46%	0.46%	0.79%	0.82%	0.13%
Portfolio turnover rate(c)	15%		22%	12%	12%	13%	26%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.50		$12.45	$10.93	$16.77	$21.54	$14.58
From Investment Operations
Net investment income (loss)(a)	0.03		0.04	0.04	0.08	0.15	(0.05	)(b)
Net realized and unrealized gain (loss) on investments and foreign currency	2.00		0.94	1.53	(5.86)	(2.20)	9.21
Net increase (decrease) in net asset value from investment operations	2.03		0.98	1.57	(5.78)	(2.05)	9.16
Dividends and Distributions to Shareholders
From net investment income	—		(0.04)	(0.04)	(0.01)	(0.43)	0.00	(c)
From net realized gain on investments	—		(0.89)	(0.01)	(0.05)	(2.29)	(2.20)
Total dividends and distributions	—		(0.93)	(0.05)	(0.06)	(2.72)	(2.20)
Net asset value, end of period	$14.53		$12.50	$12.45	$10.93	$16.77	$21.54
Total Return
Total return based on net asset value(d)	16.24%		7.84%	14.36%	(34.43)%	(9.43)%	62.95%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$75,009		$64,776	$67,516	$57,075	$82,820	$130,401
Ratio of net expenses to average net assets	0.57	%*	0.57%	0.58%	0.60%	0.57%	0.58%
Ratio of net investment income (loss) to average net assets	0.39	%*	0.33%	0.31%	0.66%	0.69%	(0.26)%
Portfolio turnover rate(e)	15%		22%	12%	12%	13%	26%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or (loss) per share may not correlate to the aggregate investment income presented in the Statement of Operations due to the allocation of expenses across the share classes.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.46		$12.41	$10.90	$16.72	$21.48	$14.55
From Investment Operations
Net investment income (loss)(a)	0.02		0.03	0.02	0.07	0.12	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.00		0.94	1.53	(5.84)	(2.18)	9.16
Net increase (decrease) in net asset value from investment operations	2.02		0.97	1.55	(5.77)	(2.06)	9.13
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	(0.03)	—	(0.41)	—
From net realized gain on investments	—		(0.89)	(0.01)	(0.05)	(2.29)	(2.20)
Total dividends and distributions	—		(0.92)	(0.04)	(0.05)	(2.70)	(2.20)
Net asset value, end of period	$14.48		$12.46	$12.41	$10.90	$16.72	$21.48
Total Return
Total return based on net asset value(b)	16.21%		7.80%	14.20%	(34.49)%	(9.49)%	62.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$316,729		$248,954	$241,906	$196,648	$321,882	$308,176
Ratio of net expenses to average net assets	0.64	%*	0.65%	0.66%	0.68%	0.65%	0.64%
Ratio of net investment income (loss) to average net assets	0.33	%*	0.24%	0.19%	0.60%	0.55%	(0.16)%
Portfolio turnover rate(c)	15%		22%	12%	12%	13%	26%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Smaller Companies Fund

There were no investment securities held by the Fund as of June 30, 2025.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Smaller Companies Fund

There were no investment securities held by the Fund as of June 30, 2025.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International Smaller Companies Fund

ASSETS
Cash	$288,382
Foreign cash, at value (cost $5,135)	5,130
Due from Manager	76,184
Tax reclaims receivable	31,855
Dividends receivable	1,082
Prepaid assets	15,050
Total Assets	417,683
LIABILITIES
Advisory fee payable	11,547
Administration & Supervisory fee payable	3,385
Trustee fee payable	182
Deferred India capital gains tax liability (Note A)	106
Commitment fee payable	50
Accrued expenses	111,572
Total Liabilities	126,842
NET ASSETS	$290,841
COMPOSITION OF NET ASSETS
Paid-in capital	$17,280,714
Total accumulated (loss)	(16,989,873)
$290,841
NET ASSET VALUE, PER SHARE
Class K ($6,735 / 485 shares outstanding), unlimited authorized, no par value	$13.88
Institutional Class ($284,106 / 21,207 shares outstanding), unlimited authorized, no par value	$13.40

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford International Smaller Companies Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $12,052)	$109,445
Interest	5,457
Total Investment Income	114,902
EXPENSES
Advisory fee (Note B)	31,985
Administration & Supervisory fee — Class K shares (Note B)	8
Administration & Supervisory fee — Institutional Class shares (Note B)	9,367
Transfer agency	12,653
Sub-transfer agency — Institutional Class shares	6,980
Fund accounting	59,182
Registration fees	19,491
Professional fees	18,715
Custody	6,817
Legal	1,289
Trustees' fees	370
Commitment fees	102
Miscellaneous	3,035
Total Expenses	169,994
Fees waived/expenses reimbursed	(108,597)
Total Expenses after Waiver	61,397
Net Investment Income	53,505
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	2,015,023
Foreign currency transactions	(18,564)
1,996,459
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax benefit of $2) (Note A)	(269,149)
Translation of net assets and liabilities denominated in foreign currencies	4,158
(264,991)
Net realized and unrealized gain	1,731,468
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,784,973

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Smaller Companies Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$53,505	$19,431
Net realized gain (loss)	1,996,459	(431,407)
Net change in unrealized (depreciation)	(264,991)	(65,061)
Net Increase (Decrease) in Net Assets from Operations	1,784,973	(477,037)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(67)
Institutional Class	—	(76,368)
Total Distributions to Shareholders	—	(76,435)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	1,500	123,590
Institutional Class	—	150,414
Dividends reinvested:
Class K	—	67
Institutional Class	—	76,368
Cost of shares redeemed:
Class K	(23,062)	(118,914)
Institutional Class	(15,312,716)	(623,153)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(15,334,278)	(391,628)
Total (Decrease) in Net Assets	(13,549,305)	(945,100)
NET ASSETS
Beginning of Period	13,840,146	14,785,246
End of Period	$290,841	$13,840,146

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Smaller Companies Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.34		$12.77	$11.26	$18.55	$17.49	$12.30
From Investment Operations
Net investment income (loss)(a)	0.12		0.05	0.05	0.03	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.42		(0.45)	1.46	(7.30)	1.20	6.00
Net increase (decrease) in net asset value from investment operations	1.54		(0.40)	1.51	(7.27)	1.14	5.97
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	—	(0.02)	(0.01)	—
From net realized gain on investments	—		—	—	—	(0.07)	(0.78)
Total dividends and distributions	—		(0.03)	—	(0.02)	(0.08)	(0.78)
Net asset value, end of period	$13.88		$12.34	$12.77	$11.26	$18.55	$17.49
Total Return
Total return based on net asset value(b)	11.10%		(3.12)%	13.41%	(39.20)%	6.49%	48.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7		$26	$21	$22,910	$41,517	$936
Ratio of net expenses to average net assets, before waiver	2.64	%*	2.56%	1.88%	1.55%	1.84%	17.20%
Ratio of net expenses to average net assets, after waiver	0.88	%*(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	1.94	%*	0.43%	0.43%	0.23%	(0.31)%	(0.23)%
Portfolio turnover rate(d)	5%		18%	19%	44%	16%	16%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Prior to the liquidation of the Fund (Note A), the Advisory and Administration & Supervisory fees of the Fund were waived by the Manager from May 22, 2025, resulting in a reduction to the net expense ratio.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International Smaller Companies Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$11.95		$12.41	$11.25	$18.55	$17.49	$12.30
From Investment Operations
Net investment income (loss)(a)	0.05		0.02	0.02	0.02	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.40		(0.41)	1.47	(7.31)	1.20	6.00
Net increase (decrease) in net asset value from investment operations	1.45		(0.39)	1.49	(7.29)	1.14	5.97
Dividends and Distributions to Shareholders
From net investment income	—		(0.07)	(0.33)	(0.01)	(0.01)	—
From net realized gain on investments	—		—	—	—	(0.07)	(0.78)
Total dividends and distributions	—		(0.07)	(0.33)	(0.01)	(0.08)	(0.78)
Net asset value, end of period	$13.40		$11.95	$12.41	$11.25	$18.55	$17.49
Total Return
Total return based on net asset value(b)	10.71%		(3.17)%	13.25%	(39.28)%	6.48%	48.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$284		$13,814	$14,764	$12,586	$15,370	$936
Ratio of net expenses to average net assets, before waiver	2.76	%*	2.66%	1.98%	1.65%	1.91%	17.20%
Ratio of net expenses to average net assets, after waiver	1.00	%*(c)	1.00%	1.01%	0.99%	0.97%	0.90%
Ratio of net investment income (loss) to average net assets	0.87	%*	0.14%	0.20%	0.17%	(0.30)%	(0.23)%
Portfolio turnover rate(d)	5%		18%	19%	44%	16%	16%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Prior to the liquidation of the Fund (Note A), the Advisory and Administration & Supervisory fees of the Fund were waived by the Manager from May 22, 2025, resulting in a reduction to the net expense ratio.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Value	% of Total Net Assets
Advertising	$24,642,465	2.5%
Aerospace/Defense	10,254,552	1.0
Apparel	17,997,438	1.8
Auto Manufacturers	9,839,393	1.0
Auto Parts & Equipment	13,191,474	1.3
Banks	28,319,918	2.8
Beverages	15,861,552	1.6
Biotechnology	28,612,107	2.9
Commercial Services	32,203,681	3.2
Computers	6,473,484	0.7
Cosmetics/Personal Care	17,138,997	1.7
Energy — Alternate Sources	4,332,040	0.4
Healthcare — Products	29,500,099	3.0
Internet	395,294,516	39.7
Machinery — Diversified	9,387,092	0.9
Pharmaceuticals	22,320,140	2.2
Retail	28,589,703	2.9
Semiconductors	110,412,143	11.1
Software	171,900,391	17.3
Total Value of Investments	976,271,185	98.0
Other assets less liabilities	20,404,123	2.0
Net Assets	$996,675,308	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 98.0%
BRAZIL — 6.3%
MercadoLibre, Inc. *	13,167	$34,413,666
NU Holdings Ltd., Class A *	2,064,134	28,319,919
		62,733,585
CANADA — 2.0%
Shopify, Inc., Class A *	174,832	20,166,871
CHINA — 14.0%
BeOne Medicines Ltd. *	812,118	15,362,874
Contemporary Amperex Technology Co., Ltd., Class A	373,860	13,191,474
Horizon Robotics *	7,789,800	6,473,484
Kweichow Moutai Co., Ltd., Class A	80,500	15,861,552
Meituan, Class B *	1,716,690	27,614,746
PDD Holdings, Inc. ADR *	267,787	28,026,587
Tencent Holdings Ltd.	511,900	32,984,591
		139,515,308
FRANCE — 1.8%
Hermes International	6,639	17,997,438
GERMANY — 1.4%
BioNTech SE ADR *	124,441	13,249,233
INDIA — 1.5%
Titan Co., Ltd. *	346,991	14,933,792
ITALY — 1.4%
Moncler SpA	239,403	13,655,910
NETHERLANDS — 6.4%
Adyen NV *	17,535	32,203,682
ASML Holding NV	39,476	31,633,573
		63,837,255
SINGAPORE — 3.9%
Sea Ltd. ADR *	241,821	38,676,851

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
SOUTH KOREA — 3.6%
Coupang, Inc. *	1,201,902	$36,008,984
TAIWAN — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	723,000	26,439,643
UNITED STATES — 53.1%
Amazon.com, Inc. *	277,269	60,830,046
AppLovin Corp., Class A *	80,317	28,117,375
Atlassian Corp., Class A *	115,076	23,370,785
Cloudflare, Inc., Class A *	246,304	48,233,712
Datadog, Inc., Class A *	134,445	18,059,997
Dexcom, Inc. *	255,701	22,320,140
elf Beauty, Inc. *	137,729	17,138,997
Enphase Energy, Inc. *	109,257	4,332,040
Intuitive Surgical, Inc. *	54,287	29,500,099
Joby Aviation, Inc. *	722,826	7,625,814
Netflix, Inc. *	39,581	53,004,105
NVIDIA Corp.	331,280	52,338,927
Reddit, Inc., Class A *	112,714	16,971,347
Rivian Automotive, Inc., Class A *	716,113	9,839,393
ROBLOX Corp., Class A *	275,755	29,009,426
Rocket Lab Corp. *	73,490	2,628,737
Samsara, Inc., Class A *	631,199	25,109,096
Spotify Technology SA *	60,725	46,596,722
Symbotic, Inc. *	241,624	9,387,092
Trade Desk, Inc. (The), Class A *	342,304	24,642,465
		529,056,315
TOTAL INVESTMENTS — 98.0%
(cost $534,303,988)		$976,271,185
Other assets less liabilities — 2.0%		20,404,123
NET ASSETS — 100.0%		$996,675,308

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$727,918,426	$248,352,759	$—	$976,271,185
Total	$727,918,426	$248,352,759	$—	$976,271,185

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford Long Term Global Growth Fund

ASSETS
Investments, at value (cost $534,303,988)	$976,271,185
Cash	21,986,808
Dividends receivable	91,370
Capital shares sold receivable	80,902
Tax reclaims receivable	28,780
Prepaid assets	16,989
Total Assets	998,476,034
LIABILITIES
Advisory fee payable	1,005,420
Administration and Supervisory fee payable	330,007
Shareholder Servicing fee payable	49,818
Capital shares purchased payable	131,630
Deferred India capital gains tax liability (Note A)	103,939
Trustee fee payable	11,753
Commitment fee payable	3,234
Accrued expenses	164,925
Total Liabilities	1,800,726
NET ASSETS	$996,675,308
COMPOSITION OF NET ASSETS
Paid-in capital	$691,063,502
Total distributable earnings	305,611,806
$996,675,308
NET ASSET VALUE, PER SHARE
Class 2 ($131,239,359 / 3,457,495 shares outstanding), unlimited authorized, no par value	$37.96
Class K ($449,976,230 / 11,849,145 shares outstanding), unlimited authorized, no par value	$37.98
Institutional Class ($415,459,719 / 11,014,131 shares outstanding), unlimited authorized, no par value	$37.72

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford Long Term Global Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $221,520)	$1,571,681
Windfall tax recovery (Note A)	16,562
Interest	149,041
Total Investment Income	1,737,284
EXPENSES
Advisory fee (Note B)	2,053,648
Shareholder Servicing fees — Class 2 shares (Note B)	100,242
Administration & Supervisory fee — Class K shares (Note B)	378,061
Administration & Supervisory fee — Institutional Class shares (Note B)	297,520
Transfer agency	34,250
Sub-transfer agency — Institutional Class shares	157,933
Legal	80,532
Fund accounting	74,926
Professional fees	32,237
Custody	23,701
Trustees' fees	23,678
Registration fees	21,903
Commitment fees	6,555
Miscellaneous	16,147
Total Expenses	3,301,333
Net Investment (Loss)	(1,564,049)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $980)	37,872,555
Foreign currency transactions	(45,848)
37,826,707
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax expense of $103,939) (Note A)	97,100,454
Translation of net assets and liabilities denominated in foreign currencies	10,367
97,110,821
Net realized and unrealized gain	134,937,528
NET INCREASE IN NET ASSETS FROM OPERATIONS	$133,373,479

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Long Term Global Growth Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(1,564,049)	$(3,209,234)
Net realized gain	37,826,707	51,972,650
Net change in unrealized appreciation	97,110,821	120,547,464
Net Increase in Net Assets from Operations	133,373,479	169,310,880
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	1,500	17,006,000
Class K	37,625,468	143,818,003
Institutional Class	62,431,789	92,212,800
Cost of shares redeemed:
Class 2	(648,808)	(5,400,000)
Class K	(178,163,551)	(26,437,983)
Institutional Class	(28,009,971)	(72,030,902)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(106,763,573)	149,167,918
Total Increase in Net Assets	26,609,906	318,478,798
NET ASSETS
Beginning of Period	970,065,402	651,586,604
End of Period	$996,675,308	$970,065,402

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$33.22	$26.57	$19.45	$37.47	$38.45	$20.68
From Investment Operations
Net investment (loss)(a)	(0.05)	(0.11)	(0.07)	(0.08)	(0.25)	(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	4.79	6.76	7.19	(17.19)	1.20	21.17
Net increase (decrease) in net asset value from investment operations	4.74	6.65	7.12	(17.27)	0.95	21.00
Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(0.75)	(1.93)	(3.23)
Total dividends and distributions	—	—	—	(0.75)	(1.93)	(3.23)
Net asset value, end of period	$37.96	$33.22	$26.57	$19.45	$37.47	$38.45
Total Return
Total return based on net asset value(b)	14.26%	25.01%	36.60%	(46.04)%	2.50%	101.77%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$131,239	$115,559	$81,054	$60,624	$121,252	$131,695
Ratio of net expenses to average net assets	0.69%*	0.70%	0.71%	0.73%	0.70%	0.71%
Ratio of net investment loss to average net assets	(0.30)%*	(0.38)%	(0.29)%	(0.33)%	(0.60)%	(0.58)%
Portfolio turnover rate(c)	15%	27%	17%	28%	16%	40%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$33.24	$26.59	$19.46	$37.48	$38.47	$20.69
From Investment Operations
Net investment (loss)(a)	(0.05)	(0.12)	(0.07)	(0.08)	(0.25)	(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	4.79	6.77	7.20	(17.19)	1.19	21.18
Net increase (decrease) in net asset value from investment operations	4.74	6.65	7.13	(17.27)	0.94	21.01
Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(0.75)	(1.93)	(3.23)
Total dividends and distributions	—	—	—	(0.75)	(1.93)	(3.23)
Net asset value, end of period	$37.98	$33.24	$26.59	$19.46	$37.48	$38.47
Total Return
Total return based on net asset value(b)	14.26%	24.97%	36.64%	(46.04)%	2.48%	101.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$449,976	$524,413	$320,106	$240,856	$432,975	$221,188
Ratio of net expenses to average net assets	0.69%*	0.70%	0.71%	0.73%	0.70%	0.71%
Ratio of net investment loss to average net assets	(0.32)%*	(0.38)%	(0.29)%	(0.34)%	(0.61)%	(0.57)%
Portfolio turnover rate(c)	15%	27%	17%	28%	16%	40%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford Long Term Global Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$33.03	$26.44	$19.38	$37.36	$38.38	$20.66
From Investment Operations
Net investment (loss)(a)	(0.07)	(0.14)	(0.09)	(0.10)	(0.29)	(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency	4.76	6.73	7.15	(17.13)	1.20	21.17
Net increase (decrease) in net asset value from investment operations	4.69	6.59	7.06	(17.23)	0.91	20.95
Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	—	(0.75)	(1.93)	(3.23)
Total dividends and distributions	—	—	—	(0.75)	(1.93)	(3.23)
Net asset value, end of period	$37.72	$33.03	$26.44	$19.38	$37.36	$38.38
Total Return
Total return based on net asset value(b)	14.20%	24.92%	36.43%	(46.08)%	2.40%	101.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$415,460	$330,093	$250,427	$176,109	$525,321	$350,860
Ratio of net expenses to average net assets	0.78%*	0.80%	0.81%	0.84%	0.80%	0.79%
Ratio of net investment loss to average net assets	(0.39)%*	(0.48)%	(0.39)%	(0.42)%	(0.71)%	(0.68)%
Portfolio turnover rate(c)	15%	27%	17%	28%	16%	40%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Value	% of Total Net Assets
Advertising	$533,662	2.6%
Auto Manufacturers	521,724	2.5
Auto Parts & Equipment	225,241	1.1
Biotechnology	985,512	4.8
Commercial Services	711,185	3.4
Computers	89,114	0.4
Cosmetics/Personal Care	185,958	0.9
Distribution/Wholesale	368,311	1.8
Diversified Financial Services	40,790	0.2
Entertainment	403,080	1.9
Healthcare — Products	771,098	3.7
Healthcare — Services	274,205	1.3
Home Furnishings	246,980	1.2
Insurance	167,267	0.8
Internet	7,801,076	37.7
Leisure Time	93,930	0.5
Real Estate	486,420	2.3
REITS	137,132	0.7
Retail	201,237	1.0
Semiconductors	807,803	3.9
Software	5,489,698	26.5
Total Value of Investments	20,541,423	99.2
Other assets less liabilities	173,902	0.8
Net Assets	$20,715,325	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 99.2%
CANADA — 5.5%
Shopify, Inc., Class A *	9,854	$1,136,659
ISRAEL — 0.9%
Oddity Tech Ltd., Class A *	2,464	185,958
UNITED STATES — 92.8%
Affirm Holdings, Inc. *	6,702	463,376
Alnylam Pharmaceuticals, Inc. *	1,216	396,525
Amazon.com, Inc. *	6,736	1,477,811
AppLovin Corp., Class A *	501	175,390
Aurora Innovation, Inc. *	42,985	225,241
Block, Inc. *	3,648	247,809
Chewy, Inc., Class A *	6,678	284,616
Circle Internet Group, Inc. *	225	40,790
Cloudflare, Inc., Class A *	8,308	1,626,956
CoStar Group, Inc. *	6,050	486,420
Datadog, Inc., Class A *	2,865	384,855
Denali Therapeutics, Inc. *	6,249	87,424
DoorDash, Inc., Class A *	5,191	1,279,633
Doximity, Inc., Class A *	4,076	250,022
DraftKings, Inc., Class A *	9,398	403,080
Duolingo, Inc. *	1,872	767,557
Ensign Group, Inc. (The)	1,709	263,630
Ginkgo Bioworks Holdings, Inc. *	940	10,575
Globant SA *	981	89,114
Guardant Health, Inc. *	5,615	292,205
Inspire Medical Systems, Inc. *	1,284	166,625
Insulet Corp. *	1,032	324,234
Lemonade, Inc. *	3,818	167,267
Lineage, Inc.	3,151	137,132
Meta Platforms, Inc., Class A	2,050	1,513,085
Moderna, Inc. *	5,775	159,332
Netflix, Inc. *	1,127	1,509,200
NVIDIA Corp.	5,113	807,803
Penumbra, Inc. *	1,092	280,240
Pinterest, Inc., Class A *	9,328	334,502
Recursion Pharmaceuticals, Inc., Class A *	6,841	34,615

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
Rivian Automotive, Inc., Class A *	5,974	$82,083
ROBLOX Corp., Class A *	7,496	788,579
Samsara, Inc., Class A *	8,398	334,072
Sana Biotechnology, Inc. *	5,645	15,411
SharkNinja, Inc. *	2,495	246,980
Snowflake, Inc., Class A *	1,841	411,961
Sweetgreen, Inc., Class A *	13,524	201,237
Tempus AI, Inc. *	4,798	304,865
Tesla, Inc. *	1,384	439,641
Trade Desk, Inc. (The), Class A *	7,413	533,662
Watsco, Inc.	834	368,311
Wayfair, Inc., Class A *	5,193	265,570
Workday, Inc., Class A *	1,856	445,440
YETI Holdings, Inc. *	2,980	93,930
		19,218,806
TOTAL INVESTMENTS — 99.2%
(cost $10,129,397)		$20,541,423
Other assets less liabilities — 0.8%		173,902
NET ASSETS — 100.0%		$20,715,325

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$20,541,423	$—	$—	$20,541,423
Total	$20,541,423	$—	$—	$20,541,423

**  Refer to Portfolio of Investments for further detail.
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

ASSETS
Investments, at value (cost $10,129,397)	$20,541,423
Cash	221,540
Due from Manager	55,750
Dividends receivable	1,820
Prepaid assets	11,555
Total Assets	20,832,088
LIABILITIES
Advisory fee payable	15,187
Capital shares purchased payable	13,340
Administration & Supervisory fee payable	7,824
Trustee fee payable	273
Commitment fee payable	74
Accrued expenses	80,065
Total Liabilities	116,763
NET ASSETS	$20,715,325
COMPOSITION OF NET ASSETS
Paid-in capital	$27,669,359
Total accumulated (loss)	(6,954,034)
$20,715,325
NET ASSET VALUE, PER SHARE
Class K ($8,724,959 / 290,463 shares outstanding), unlimited authorized, no par value	$30.04
Institutional Class ($11,990,366 / 401,850 shares outstanding), unlimited authorized, no par value	$29.84

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

INVESTMENT INCOME
Dividends	$11,122
Interest	2,362
Total Investment Income	13,484
EXPENSES
Advisory fee (Note B)	32,571
Administration & Supervisory fee — Class K shares (Note B)	7,027
Administration & Supervisory fee — Institutional Class shares (Note B)	9,752
Transfer agency	15,840
Sub-transfer agency — Institutional Class shares	7,200
Fund accounting	42,818
Registration fees	19,624
Professional fees	13,944
Custody	3,399
Legal	1,810
Trustees' fees	528
Line of Credit Interest	182
Commitment fees	145
Miscellaneous	3,167
Total Expenses	158,007
Fees waived/expenses reimbursed	(86,652)
Total Expenses after Waiver	71,355
Net Investment (Loss)	(57,871)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	2,531,117
2,531,117
Net change in unrealized (depreciation) on:
Investments	(159,446)
(159,446)
Net realized and unrealized gain	2,371,671
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,313,800

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford U.S. Equity Growth Fund

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(57,871)	$(169,541)
Net realized gain	2,531,117	3,974,914
Net change in unrealized appreciation (depreciation)	(159,446)	3,593,074
Net Increase in Net Assets from Operations	2,313,800	7,398,447
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	172,298	313,958
Institutional Class	52,333	902,616
Cost of shares redeemed:
Class K	(954,815)	(16,249,105)
Institutional Class	(3,378,410)	(15,365,424)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(4,108,594)	(30,397,955)
Total (Decrease) in Net Assets	(1,794,794)	(22,999,508)
NET ASSETS
Beginning of Period	22,510,119	45,509,627
End of Period	$20,715,325	$22,510,119

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford U.S. Equity Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$26.60		$20.37	$13.95	$34.63	$39.85	$18.25
From Investment Operations
Net investment (loss)(a)	(0.07)		(0.11)	(0.09)	(0.10)	(0.25)	(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	3.51		6.34	6.51	(19.21)	(1.40)	23.07
Net increase (decrease) in net asset value from investment operations	3.44		6.23	6.42	(19.31)	(1.65)	22.91
Dividends and Distributions to Shareholders
From net realized gain on investments	—		—	—	(1.37)	(3.57)	(1.31)
Total dividends and distributions	—		—	—	(1.37)	(3.57)	(1.31)
Net asset value, end of period	$30.04		$26.60	$20.37	$13.95	$34.63	$39.85
Total Return
Total return based on net asset value(b)	12.93%		30.59%	46.02%	(55.58)%	(4.17)%	125.57%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,725		$8,615	$21,710	$16,273	$38,673	$58,076
Ratio of net expenses to average net assets, before waiver	1.53	%*	1.25%	1.00%	0.97%	0.68%	0.97%
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment loss to average net assets	(0.51	)%*	(0.51)%	(0.50)%	(0.53)%	(0.58)%	(0.55)%
Portfolio turnover rate(c)	7%		19%	22%	14%	70%	33%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford U.S. Equity Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$26.44		$20.27	$13.90	$34.53	$39.78	$18.23
From Investment Operations
Net investment (loss)(a)	(0.08)		(0.14)	(0.10)	(0.13)	(0.29)	(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	3.48		6.31	6.47	(19.13)	(1.39)	23.06
Net increase (decrease) in net asset value from investment operations	3.40		6.17	6.37	(19.26)	(1.68)	22.86
Dividends and Distributions to Shareholders
From net realized gain on investments	—		—	—	(1.37)	(3.57)	(1.31)
Total dividends and distributions	—		—	—	(1.37)	(3.57)	(1.31)
Net asset value, end of period	$29.84		$26.44	$20.27	$13.90	$34.53	$39.78
Total Return
Total return based on net asset value(b)	12.86%		30.44%	45.93%	(55.63)%	(4.25)%	125.43%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,990		$13,895	$23,799	$18,714	$58,804	$42,732
Ratio of net expenses to average net assets, before waiver	1.65	%*	1.34%	1.10%	1.08%	0.77%	1.06%
Ratio of net expenses to average net assets, after waiver	0.78	%*	0.75%	0.75%	0.76%	0.75%	0.74%
Ratio of net investment loss to average net assets	(0.64	)%*	(0.61)%	(0.59)%	(0.64)%	(0.68)%	(0.65)%
Portfolio turnover rate(c)	7%		19%	22%	14%	70%	33%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

Note  A — Organization and Accounting Policies

As of June 30, 2025, each fund identified in the table below (each, a "Fund", and collectively, the "Funds") was a series of Baillie Gifford Funds (the "Trust"). The Trust includes one series, Baillie Gifford International All Cap Fund, that is not included in this report. The investment objective of each Fund includes achieving capital appreciation.

For more detail on specific objectives of each Fund and a description of each share class, please refer to the relevant prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Third Amended and Restated Agreement and Declaration of Trust dated September 20, 2023, as amended from time to time.

At a meeting held on May 19, 2025, the Board of Trustees of the Trust (the "Board") approved and adopted Plans of Liquidation and Termination of Baillie Gifford International Smaller Companies Fund. As further described in Note J, Baillie Gifford International Smaller Companies Fund was liquidated on July 21, 2025.

The following table is a summary of classes of the Funds with shares outstanding as of June 30, 2025:

	Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
Baillie Gifford China Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Developed EAFE All Cap Fund	N/A	X	N/A	N/A	X	X
Baillie Gifford EAFE Plus All Cap Fund	X	X	N/A	N/A	X	X
Baillie Gifford Emerging Markets Equities Fund	X	X	X	X	X	X
Baillie Gifford Emerging Markets ex China Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Global Alpha Equities Fund	X	N/A	N/A	N/A	X	X
Baillie Gifford International Alpha Fund	X	X	X	X	X	X
Baillie Gifford International Concentrated Growth Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford International Growth Fund	X	N/A	X	X	X	X
Baillie Gifford International Smaller Companies Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Long Term Global Growth Fund	X	N/A	N/A	N/A	X	X
Baillie Gifford U.S. Equity Growth Fund	N/A	N/A	N/A	N/A	X	X

Accounting Policies

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The financial statements of the Funds have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Segment Reporting

In November 2023, the FASB issued Accounting Standards Update ("ASU"), ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures, which aimed to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. The amendments under this ASU were effective for fiscal years beginning after December 15, 2023 and hence the Funds adopted this ASU for the year ending December 31, 2024.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

Each Fund included herein is subject to Topic 946: Investment Companies and is structured as having a limited purpose by design. Each Fund's sole purpose is to invest to obtain returns from investment income and/or capital appreciation in accordance with their established investment objective. As such, each Fund is deemed to be an individual reporting segment under Topic 280 and is not part of a consolidated reporting entity. The results of the operations, as shown in the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day oversight of the Funds. Due to the significance of oversight and their role, the President / Principal Executive Officer is deemed to be the Chief Operating Decision Maker.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds' investment adviser, Baillie Gifford Overseas Limited (the "Manager") as the valuation designee (the "Valuation Designee") to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists, subject to the Board's oversight.

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Valuation Designee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of a Fund's net asset value.

The Valuation Designee utilizes a third-party pricing service for all equity securities, except those traded on Canadian, Latin American or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments that the Funds have the ability to access

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at June 30, 2025 is disclosed at the end of each Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of a Fund's total income stated separately on the Statements of Operations, and is recorded at the fair value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

U.S. Federal and Other Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

As a result of several court cases in certain countries across the European Union ("EU"), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims become payable to the Funds, they are reflected as Windfall Tax

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

Recovery within investment income in the Statements of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will generally follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In the event that EU reclaims received by a Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund will enter into a closing agreement with the IRS in order to pay the associated tax liability on behalf of the Fund's shareholders.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such foreign jurisdictions, payable upon repatriation of sales proceeds.

Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. The previous three tax year ends and the interim tax period since then, as applicable, remain subject to examination.

At December 31, 2024 for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Losses No Expiration	Long Term Capital Losses No Expiration	Capital Loss Available Total
Baillie Gifford China Equities Fund	$(387,122)	$(487,685)	$(874,807)
Baillie Gifford Developed EAFE All Cap Fund	(12,997,734)	—	(12,997,734)
Baillie Gifford EAFE Plus All Cap Fund	—	—	—
Baillie Gifford Emerging Markets Equities Fund	(176,746,124)	(250,622,902)	(427,369,026)
Baillie Gifford Emerging Markets ex China Fund	(21,049)	(28,832)	(49,881)
Baillie Gifford Global Alpha Equities Fund	—	—	—
Baillie Gifford International Alpha Fund	—	—	—
Baillie Gifford International Concentrated Growth Equities Fund	(6,567,400)	(16,038,188)	(22,605,588)
Baillie Gifford International Growth Fund	—	—	—
Baillie Gifford International Smaller Companies Fund	(7,885,952)	(10,217,482)	(18,103,434)
Baillie Gifford Long Term Global Growth Fund	(75,540,866)	(79,024,827)	(154,565,693)
Baillie Gifford U.S. Equity Growth Fund	(3,750,763)	(15,588,832)	(19,339,595)

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year or period ended December 31, 2024, the Funds shown below incurred and will elect to defer net post-October or late year losses as indicated.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:

Fund	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses
Baillie Gifford China Equities Fund	$(874,807)	$—
Baillie Gifford Developed EAFE All Cap Fund	(12,997,734)	—
Baillie Gifford EAFE Plus All Cap Fund	—	(725,090)
Baillie Gifford Emerging Markets Equities Fund	(427,369,026)	(15,556,862)
Baillie Gifford Emerging Markets ex China Fund	(49,881)	(3,276)
Baillie Gifford Global Alpha Equities Fund	—	(6,600)
Baillie Gifford International Alpha Fund	—	—
Baillie Gifford International Concentrated Growth Equities Fund	(22,605,588)	—
Baillie Gifford International Growth Fund	—	—
Baillie Gifford International Smaller Companies Fund	(18,103,434)	—
Baillie Gifford Long Term Global Growth Fund	(154,565,693)	—
Baillie Gifford U.S. Equity Growth Fund	(19,339,595)	—

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2025 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Baillie Gifford China Equities Fund	$2,605,648	$407,719	$(357,972)	$49,747
Baillie Gifford Developed EAFE All Cap Fund	136,625,723	60,259,433	(15,012,076)	45,247,357
Baillie Gifford EAFE Plus All Cap Fund	187,090,218	78,556,279	(15,600,143)	62,956,136
Baillie Gifford Emerging Markets Equities Fund	4,523,590,651	2,199,280,671	(819,593,817)	1,379,686,854
Baillie Gifford Emerging Markets ex China Fund	1,005,872	278,666	(140,866)	137,800
Baillie Gifford Global Alpha Equities Fund	317,914,454	263,981,569	(23,021,658)	240,959,911
Baillie Gifford International Alpha Fund	1,356,209,040	1,018,642,984	(111,777,302)	906,865,682
Baillie Gifford International Concentrated Growth Equities Fund	81,961,300	42,419,494	(19,283,847)	23,135,647
Baillie Gifford International Growth Fund	2,040,488,799	1,582,065,220	(227,623,496)	1,354,441,724
Baillie Gifford International Smaller Companies Fund	—	—	—	—
Baillie Gifford Long Term Global Growth Fund	552,254,464	452,024,220	(28,007,499)	424,016,721
Baillie Gifford U.S. Equity Growth Fund	10,629,108	11,810,886	(1,898,571)	9,912,315

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds (the "Advisory Agreement"), each Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of that Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford China Equities Fund	$0 - $2 >$2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Developed EAFE All Cap Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford EAFE Plus All Cap Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford Emerging Markets Equities Fund	$0 - $2 >$2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Emerging Markets ex China Fund	$0 - $2 >$2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Global Alpha Equities Fund	$0 - $2 >$2 - $5 Above $5	0.40% 0.36% 0.34%
Baillie Gifford International Alpha Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford International Concentrated Growth Equities Fund	$0 - $2 >$2 - $5 Above $5	0.40% 0.36% 0.34%
Baillie Gifford International Growth Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford International Smaller Companies Fund	All assets	0.58%
Baillie Gifford Long Term Global Growth Fund	$0 - $2 >$2 - $5 Above $5	0.45% 0.41% 0.39%
Baillie Gifford U.S. Equity Growth Fund	$0 - $2 >$2 - $5 Above $5	0.33% 0.29% 0.27%

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

The Manager has contractually agreed to waive its fees and/or bear expenses of the following Funds to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the amounts listed below. This contractual waiver will expire on April 30, 2026.

Fund	Class	Expense Limitation
Baillie Gifford China Equities Fund	Class K and Institutional Class	0.87%
Baillie Gifford Developed EAFE All Cap Fund*	Class 2 Class 3 Class 4 Class 5 Class K and Institutional Class	0.67% 0.60% 0.57% 0.52% 0.67%
Baillie Gifford EAFE Plus All Cap Fund*	Class 2 Class 3 Class 4 Class 5 Class K and Institutional Class	0.67% 0.60% 0.57% 0.52% 0.67%
Baillie Gifford Emerging Markets ex China Fund	Class K and Institutional Class	0.87%
Baillie Gifford International Concentrated Growth Equities Fund	Class K and Institutional Class	0.72%
Baillie Gifford International Smaller Companies Fund	Class K and Institutional Class	0.90%
Baillie Gifford U.S. Equity Growth Fund	Class K and Institutional Class	0.65%

*  The waiver of this Fund was introduced by the Manager on April 30, 2025. No waiver was in place prior to this date.

Fees waived or expenses reimbursed for all Funds are not subject to recoupment. These contractual agreements may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

The Funds have adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17%, Class 3 shares is 0.10%, Class 4 shares is 0.07%, and Class 5 shares is 0.02%. Class K and Institutional Class shares do not pay this fee.

With respect to Class K and Institutional Class shares, the Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund.

Each Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares of each Fund, which authorizes each Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund's average net assets.

Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares do not bear such expenses.

The Funds may enter into certain agreements with Financial Intermediaries that require payments for sub- transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Bank of New York Mellon ("BNY") serves as the Funds' administrator and custodian. BNY Mellon Investment Servicing (US) Inc serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short term securities) for the six months ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Baillie Gifford China Equities Fund	$170,398	$490,874
Baillie Gifford Developed EAFE All Cap Fund	22,248,657	148,946,084
Baillie Gifford EAFE Plus All Cap Fund	33,757,381	109,454,639
Baillie Gifford Emerging Markets Equities Fund	542,679,759	612,258,200
Baillie Gifford Emerging Markets ex China Fund	105,000	90,068
Baillie Gifford Global Alpha Equities Fund	118,805,177	344,250,121
Baillie Gifford International Alpha Fund	166,833,078	313,263,206
Baillie Gifford International Concentrated Growth Equities Fund	15,557,117	5,874,134
Baillie Gifford International Growth Fund	475,980,724	505,838,911
Baillie Gifford International Smaller Companies Fund	541,302	15,924,304
Baillie Gifford Long Term Global Growth Fund	139,984,001	152,908,713
Baillie Gifford U.S. Equity Growth Fund	1,422,624	5,467,665

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford China Equities Fund
	For the Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	1,058	5,449
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	1,058	$5,449
Institutional Class Shares
Shares sold	1,972	$10,000	100,332	$447,600
Shares issued in reinvestment of dividends and distributions	—	—	9,035	46,349
Shares redeemed	(55,943)	(322,868)	(32,853)	(152,779)
Net Increase (Decrease)	(53,971)	$(312,868)	76,514	$341,170
Total Net Increase (Decrease)	(53,971)	$(312,868)	77,572	$346,619

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

	Baillie Gifford Developed EAFE All Cap Fund
	For the Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class 2 Shares
Shares sold	124	$1,500	467	$6,000
Shares issued in reinvestment of dividends and distributions			302,050	3,679,755
Shares redeemed	(9,458,413)	(118,810,551)	(2,657,621)	(34,592,927)
Net Increase (Decrease)	(9,458,289)	$(118,809,051)	(2,355,104)	$(30,907,172)
Class 3 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	236,447	2,909,079
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	236,447	$2,909,079
Class K Shares
Shares sold	111	$1,439	178,958	$2,304,008
Shares issued in reinvestment of dividends and distributions	—	—	54,157	667,758
Shares redeemed	(266,121)	(3,560,698)	(14,971,850)	(195,506,276)
Net Increase (Decrease)	(266,010)	$(3,559,259)	(14,738,735)	$(192,534,510)
Institutional Class Shares
Shares sold	162,947	$2,029,006	349,597	$4,447,538
Shares issued in reinvestment of dividends and distributions	—	—	112,491	1,371,266
Shares redeemed	(667,813)	(8,693,098)	(2,031,994)	(26,224,994)
Net Increase (Decrease)	(504,866)	$(6,664,092)	(1,569,906)	$(20,406,190)
Total Net Increase (Decrease)	(10,229,165)	$(129,032,402)	(18,427,298)	$(240,938,793)
	Baillie Gifford EAFE Plus All Cap Fund
	For the Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class 2 Shares
Shares sold	107	$1,500	263,824	$4,006,000
Shares issued in reinvestment of dividends and distributions			360,487	5,068,956
Shares redeemed	(1,962,119)	(29,635,470)	(7,438,624)	(113,074,888)
Net Increase (Decrease)	(1,962,012)	$(29,633,970)	(6,814,313)	$(103,999,932)

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

	Baillie Gifford EAFE Plus All Cap Fund
	For the Period Ended June 30, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 3 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		534,403	7,484,804
Shares redeemed	—	—		—	—
Net Increase (Decrease)	—	$—		534,403	$7,484,804
Class K Shares
Shares sold	13,643	$200,000		31,425	$679,419
Shares issued in reinvestment of dividends and distributions	—	—		278,942	3,902,405
Shares redeemed	(3,138,931)	(46,490,422)		(3,367,102)	(49,972,066)
Net Increase (Decrease)	(3,125,288)	$(46,290,422)		(3,056,735)	$(45,390,242)
Institutional Class Shares
Shares sold	1,216	$17,972		5,306	$79,577
Shares issued in reinvestment of dividends and distributions	—	—		12,481	175,489
Shares redeemed	(169,305)	(2,623,176)		(82,299)	(1,257,965)
Net Increase (Decrease)	(168,089)	$(2,605,204)		(64,512)	$(1,002,899)
Total Net Increase (Decrease)	(5,255,389)	$(78,529,596)		(9,401,157)	$(142,908,269)
	Baillie Gifford Emerging Markets Equities Fund
	For the Period Ended June 30, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	2,645,622	$50,414,743	(c)	1,226,471	$25,006,000
Shares issued in reinvestment of dividends and distributions	—	—		153,919	2,970,188
Shares redeemed	(890,034)	(20,126,799)		(6,009)	(120,000)
Net Increase (Decrease)	1,755,588	$30,287,944		1,374,381	$27,856,188
Class 3 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		328,439	6,404,724
Shares redeemed	(2,617,429)	(50,413,243	)(d)	(2,588,276)	(53,000,000)
Net Increase (Decrease)	(2,617,429)	$(50,413,243)		(2,259,837)	$(46,595,276)

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

	Baillie Gifford Emerging Markets Equities Fund
	For the Period Ended June 30, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 4 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		399,599	7,787,109
Shares redeemed	—	—		—	—
Net Increase (Decrease)	—	$—		399,599	$7,787,109
Class 5 Shares
Shares sold	—	$—		828,136	$16,800,000
Shares issued in reinvestment of dividends and distributions	—	—		1,784,221	35,912,627
Shares redeemed	(1,091,192)	(24,900,000)		(6,765,735)	(127,000,000)
Net Increase (Decrease)	(1,091,192)	$(24,900,000)		(4,153,378)	$(74,287,373)
Class K Shares
Shares sold	7,387,637	$150,360,514	(e)	18,289,747	$365,179,690	(a)
Shares issued in reinvestment of dividends and distributions	—	—		3,642,451	69,935,064
Shares redeemed	(12,552,365)	(252,486,032)		(17,334,531)	(344,833,406	)(b)
Net Increase (Decrease)	(5,164,728)	$(102,125,518)		4,597,667	$90,281,348
Institutional Class Shares
Shares sold	10,752,094	$221,105,346		21,511,570	$434,342,491	(b)
Shares issued in reinvestment of dividends and distributions	—	—		2,042,555	39,196,634
Shares redeemed	(8,341,100)	(165,094,730	)(f)	(11,281,657)	(225,034,398	)(a)
Net Increase (Decrease)	2,410,994	$56,010,616		12,272,468	$248,504,727
Total Net Increase (Decrease)	(4,706,767)	$(91,140,201)		12,230,900	$253,546,723

(a)  $109,580 converted into Class K from Institutional Class.

(b)  $76,433 converted from Class K into Institutional Class.

(c)  $50,413,243 converted into Class 2 from from Class 3.

(d)  $50,413,243 converted from Class 3 into Class 2.

(e)  $81,337 converted into Class K from Institutional Class.

(f)  $81,337 converted from Institutional Class into Class K.

	Baillie Gifford Emerging Markets ex China Fund
	For the Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	1,476	13,180
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	1,476	$13,180

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

	Baillie Gifford Emerging Markets ex China Fund
	For the Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Class Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	1,476	13,180
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	1,476	$13,180
Total Net Increase (Decrease)	—	$—	2,952	$26,360
	Baillie Gifford Global Alpha Equities Fund
	For the Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class 2 Shares
Shares sold	91	$1,500	5,225,183	$87,503,121	(a)
Shares issued in reinvestment of dividends and distributions	—	—	862,681	14,023,739
Shares redeemed	(1,064,389)	(18,083,644)	(5,357,554)	(97,507,999)
Net Increase (Decrease)	(1,064,298)	$(18,082,144)	730,310	$4,018,861
Class 3 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(18,369,648)	(305,100,129	)(b)
Net Increase (Decrease)	—	$—	(18,369,648)	$(305,100,129)
Class 4 Shares
Shares sold	—	$—	11,800,999	$197,603,009	(c)
Shares issued in reinvestment of dividends and distributions	—	—	1,140,253	19,938,354
Shares redeemed	(12,941,252)	(215,447,262)	(6,110,613)	(114,002,041)
Net Increase (Decrease)	(12,941,252)	$(215,447,262)	6,830,639	$103,539,322
Class K Shares
Shares sold	890,521	$15,005,259	2,728,231	$48,860,829
Shares issued in reinvestment of dividends and distributions	—	—	1,893,423	30,578,776
Shares redeemed	(843,456)	(13,627,501)	(7,322,089)	(127,256,803)
Net Increase (Decrease)	47,065	$1,377,758	(2,700,435)	$(47,817,198)

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

	Baillie Gifford Global Alpha Equities Fund
	For the Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Institutional Class Shares
Shares sold	568,720	$9,600,000	90,898	$1,572,850
Shares issued in reinvestment of dividends and distributions	—	—	208,006	3,365,544
Shares redeemed	(153,419)	(2,491,844)	(886,402)	(15,385,633)
Net Increase (Decrease)	415,301	$7,108,156	(587,498)	$(10,447,239)
Total Net Increase (Decrease)	(13,543,184)	$(225,043,492)	(14,096,632)	$(255,806,383)

(a)  $87,497,120 converted into Class 2 from Class 3.

(b)  $87,497,120 converted from Class 3 into Class 2. $197,603,009 converted from Class 3 into Class 4.

(c)  $197,603,009 converted into Class 4 from Class 3.

	Baillie Gifford International Alpha Fund
	For the Period Ended June 30, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	6,442,509	$84,787,883	(a)	5,054,613	$69,408,011
Shares issued in reinvestment of dividends and distributions	—	—		1,241,128	15,896,364
Shares redeemed	(1,291,194)	(19,321,487)		(5,203,667)	(71,108,095)
Net Increase (Decrease)	5,151,315	$65,466,396		1,092,074	$14,196,280
Class 3 Shares
Shares sold	12,491,464	$168,473,870		107,844	$1,475,000
Shares issued in reinvestment of dividends and distributions	—	—		1,156,772	15,070,893
Shares redeemed	(6,924,772)	(93,088,383	)(b)	(9,034,719)	(128,330,477)
Net Increase (Decrease)	5,566,692	$75,385,487		(7,770,103)	$(111,784,584)
Class 4 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		1,176,705	15,638,532
Shares redeemed	(16,316,980)	(227,548,870	)(c)	(18,132,889)	(250,000,000)
Net Increase (Decrease)	(16,316,980)	$(227,548,870)		(16,956,184)	$(234,361,468)
Class 5 Shares
Shares sold	—	$—		139,442	$2,000,000
Shares issued in reinvestment of dividends and distributions	—	—		136,479	1,853,518
Shares redeemed	(995,180)	(14,978,546)		(778,573)	(10,790,367)
Net Increase (Decrease)	(995,180)	$(14,978,546)		(502,652)	$(6,936,849)

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

	Baillie Gifford International Alpha Fund
	For the Period Ended June 30, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class K Shares
Shares sold	1,653,000	$23,714,682	(d)	10,689,041	$137,886,083
Shares issued in reinvestment of dividends and distributions	—	—		2,450,771	31,247,329
Shares redeemed	(5,005,263)	(72,437,014)		(11,866,029)	(155,778,856)
Net Increase (Decrease)	(3,352,263)	$(48,722,332)		1,273,783	$13,354,556
Institutional Class Shares
Shares sold	759,900	$10,792,467		1,684,385	$21,978,549
Shares issued in reinvestment of dividends and distributions	—	—		298,766	3,848,106
Shares redeemed	(1,276,209)	(17,624,747	)(e)	(2,500,980)	(33,406,456)
Net Increase (Decrease)	(516,309)	$(6,832,280)		(517,829)	$(7,579,801)
Total Net Increase (Decrease)	(10,462,725)	$(157,230,145)		(23,380,911)	$(333,111,866)

(a)  $84,786,383 converted into Class 2 from Class 3.

(b)  $84,786,383 converted from Class 3 into Class 2. $157,548,870 converted into Class 3 from Class 4.

(c)  $157,548,870 coverted from Class 4 into Class 3.

(d)  $53,859 converted into Class K from Institutional Class.

(e)  $53,859 converted from Class I into Class K.

	Baillie Gifford International Concentrated Growth Equities Fund
	For the Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	350,607	$2,906,431	755,675	$5,567,673
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(186,126)	(1,550,225)	(1,384,868)	(10,142,436)
Net Increase (Decrease)	164,481	$1,356,206	(629,193)	$(4,574,763)
Institutional Class Shares
Shares sold	1,820,801	$15,344,633	1,836,878	$13,328,570
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(957,032)	(7,975,650)	(2,517,803)	(18,078,364)
Net Increase (Decrease)	863,769	$7,368,983	(680,925)	$(4,749,794)
Total Net Increase (Decrease)	1,028,250	$8,725,189	(1,310,118)	$(9,324,557)

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

	Baillie Gifford International Growth Fund
	For the Period Ended June 30, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	29,459,023	$360,439,800	(a)	14,663,364	$185,508,507	(b)
Shares issued in reinvestment of dividends and distributions	—	—		2,169,350	27,319,490
Shares redeemed	(3,494,762)	(47,356,880)		(41,138,212)	(561,073,272	)(c)
Net Increase (Decrease)	25,964,261	$313,082,920		(24,305,498)	$(348,245,275)
Class 3 Shares
Shares sold	—	$—		29,755,384	$404,465,779	(c)
Shares issued in reinvestment of dividends and distributions	—	—		2,129,036	26,841,401
Shares redeemed	(30,439,794)	(373,534,884	)(d)	(20,811,136)	(265,852,507	)(b)
Net Increase (Decrease)	(30,439,794)	$(373,534,884)		11,073,284	$165,454,673
Class 4 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		3,414,840	43,091,869
Shares redeemed	(73,897)	(903,416	)(e)	—	—
Net Increase (Decrease)	(73,897)	$(903,416)		3,414,840	$43,091,869
Class 5 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		7,044,476	89,157,707
Shares redeemed	—	—		—	—
Net Increase (Decrease)	—	$—		7,044,476	$89,157,707
Class K Shares
Shares sold	789,235	$11,301,530		719,879	$9,891,649
Shares issued in reinvestment of dividends and distributions	—	—		358,292	4,496,563
Shares redeemed	(808,779)	(10,759,340)		(1,319,811)	(18,033,260)
Net Increase (Decrease)	(19,544)	$542,190		(241,640)	$(3,645,048)
Institutional Class Shares
Shares sold	6,048,881	$80,862,457		6,228,233	$80,697,667
Shares issued in reinvestment of dividends and distributions	—	—		1,297,619	16,233,212
Shares redeemed	(4,150,246)	(53,253,301)		(7,033,959)	(89,422,431)
Net Increase (Decrease)	1,898,635	$27,609,156		491,893	$7,508,448
Total Net Increase (Decrease)	(2,670,339)	$(33,204,034)		(2,522,645)	$(46,677,626)

(a)  $343,534,884 converted into Class 2 from Class 3. $903,416 converted into Class 2 from Class 4.

(b)  $169,902,507 converted into Class 2 from Class 3.

(c)  $404,465,779 converted from Class 2 to Class 3.

(d)  $343,534,884 converted from Class 3 into Class 2.

(e)  $903,416 converted from Class 4 into Class 2.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

	Baillie Gifford International Smaller Companies Fund
	For the Period Ended June 30, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class K Shares
Shares sold	123	$1,500		10,019	$123,590
Shares issued in reinvestment of dividends and distributions	—	—		5	67
Shares redeemed	(1,773)	(23,062)		(9,536)	(118,914)
Net Increase (Decrease)	(1,650)	$(21,562)		488	$4,743
Institutional Class Shares
Shares sold	—	$—		12,448	$150,414
Shares issued in reinvestment of dividends and distributions	—	—		6,396	76,368
Shares redeemed	(1,134,354)	(15,312,716)		(52,697)	(623,153)
Net Increase (Decrease)	(1,134,354)	$(15,312,716)		(33,853)	$(396,371)
Total Net Increase (Decrease)	(1,136,004)	$(15,334,278)		(33,365)	$(391,628)
	Baillie Gifford Long Term Global Growth Fund
	For the Period Ended June 30, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	44	$1,500		600,409	$17,006,000
Shares issued in reinvestment of dividends and distributions	—			—	—
Shares redeemed	(21,094)	(648,808	)(a)	(171,971)	(5,400,000)
Net Increase (Decrease)	(21,050)	$(647,308)		428,438	$11,606,000
Class K Shares
Shares sold	1,174,254	$37,625,468	(b)	4,586,528	$143,818,003
Shares issued in reinvestment of dividends and distributions	—			—	—
Shares redeemed	(5,103,603)	(178,163,551)		(847,998)	(26,437,983)
Net Increase (Decrease)	(3,929,349)	$(140,538,083)		3,738,530	$117,380,020
Institutional Class Shares
Shares sold	1,847,578	$62,431,789		3,131,364	$92,212,800
Shares issued in reinvestment of dividends and distributions	—			—	—
Shares redeemed	(827,903)	(28,009,971)		(2,606,843)	(72,030,902)
Net Increase (Decrease)	1,019,675	$34,421,818		524,521	$20,181,898
Total Net Increase (Decrease)	(2,930,724)	$(106,763,573)		4,691,489	$149,167,918

(a)  $648,808 converted from Class 2 into Class K.

(b)  $648,808 converted into Class K from Class 2.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

	Baillie Gifford U.S. Equity Growth Fund
	For the Period Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	6,280	$172,298	13,793	$313,958
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(39,643)	(954,815)	(755,544)	(16,249,105)
Net Increase (Decrease)	(33,363)	$(782,517)	(741,751)	$(15,935,147)
Institutional Class Shares
Shares sold	2,006	$52,333	42,065	$902,616
Shares issued in reinvestment of dividends and distributions			—	—
Shares redeemed	(125,600)	(3,378,410)	(690,704)	(15,365,424)
Net Increase (Decrease)	(123,594)	$(3,326,077)	(648,639)	$(14,462,808)
Total Net Increase (Decrease)	(156,957)	$(4,108,594)	(1,390,390)	$(30,397,955)

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, the following Funds had one or more shareholders which beneficially owned 25% or more of the Fund's voting securities:

Baillie Gifford China Equities Fund
Baillie Gifford Developed EAFE Fund(1)
Baillie Gifford EAFE Plus All Cap Fund
Baillie Gifford Emerging Markets ex China Fund(2)
Baillie Gifford Global Alpha Equities Fund
Baillie Gifford International Concentrated Growth Equities Fund(2)
Baillie Gifford International Growth Fund
Baillie Gifford International Smaller Companies Fund
Baillie Gifford Long Term Growth Fund
Baillie Gifford U.S. Equity Growth Fund(1)

(1)  The Fund has two shareholders which each beneficially own 25% or more of the Fund's voting securities.

(2)  At June 30, 2025, Baillie Gifford International, LLC, a wholly owned subsidiary of the Manager, beneficially owned 25% or more of the Fund's voting securities and as a result may be deemed to control such Funds.

Purchase and redemption activity of these accounts may have a significant effect on the operation of each Fund.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and each member of the Board for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with BNY On May1, 2017, renewed April 15, 2025, and expiring

April 14, 2026 (unless renewed), which allows the series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%.

The Funds pay a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at June 30, 2025 was 5.80% on any amounts drawn down. As at June 30, 2025, the Baillie Gifford Developed EAFE All Cap Fund had a loan balance of $700,000 outstanding.

The following borrowings were made against the credit facility during the period:

Fund	Maximum Amount Borrowed	Average Amount Borrowed(1)	Average Interest Rate
Baillie Gifford China Equities Fund	100,000	100,000	5.64%
Baillie Gifford Developed EAFE All Cap Fund	700,000	700,000	5.58%
Baillie Gifford EAFE Plus All Cap Fund	28,850,000	7,942,857	5.64%
Baillie Gifford Emerging Markets Equities Fund	18,350,000	13,775,000	5.63%
Baillie Gifford U.S. Equity Growth Fund	700,000	250,000	5.67%

(1)  Average amount borrowed is calculated using days with outstanding borrowings.

Note H — Principal Risks

The below is a selection of the Funds' principal risks. The Funds' full list of principal risks, including more commonly known risks, are further described within their respective prospectuses.

Investment Style Risk

The Manager actively makes investment decisions for the Funds through bottom-up stock selection. Accordingly, the Funds will have risk characteristics that differ from their benchmark indices. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause a Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and a Fund may not perform as expected in the long term. An investment in a Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Emerging Markets Risk

To the extent the Funds invest in emerging market securities, the Funds may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than the risks of investing in developed markets.

Geographic Focus Risk

Certain Funds expect to focus investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because these Funds will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Non-Diversification Risk

A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. Baillie Gifford China Equities Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund are all non-diversified Funds.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Funds from implementing their investment strategies and achieving their investment objectives, and increase the Funds' exposure to the other risks detailed in this Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds' investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

For further information on the risks of investing in each Fund, please refer to each Fund's prospectus.

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

Note I — Legal Notice

MSCI

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

FTSE Russell (U.S. Equity Growth)

London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" "Russell®", is/are a trademark of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

S&P (U.S. Equity Growth)

The S&P 500 index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Baillie Gifford & Co. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Baillie Gifford & Co. Baillie Gifford & Co Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

At a meeting held on May 19, 2025, the Board of Trustees of the Trust (the "Board") approved and adopted Plans of Liquidation and Termination of Baillie Gifford International Smaller Companies Fund, determining to close the Fund and redeem all outstanding shares on the liquidation date of July 21, 2025.

On the Liquidation Date, pursuant to the Fund's Plan of Liquidation, the Fund redeemed all of its outstanding shares by distribution of its net assets to shareholders in amounts equal to the value of each shareholder's Fund investment. The Fund subsequently ceased operations.

There were no other subsequent events identified between June 30, 2025 and the issuance of the Financial Statements.

Copyright © Baillie Gifford & Co 2025

Baillie Gifford Funds

Semi-Annual Financial Statements and
Other Information, June 30, 2025 (Unaudited)

Baillie Gifford International All Cap Fund

Index

Page Number
01	Industry Diversification Table
02	Portfolio of Investments
07	Financial Statements
10	Financial Highlights
12	Notes to Financial Statements

This report is intended for shareholders of Baillie Gifford International All Cap Fund (the "Fund") and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time based on a variety of factors. The respective parties disclaim any responsibility to update such views.

Actual outcomes may differ significantly from the views expressed. These views may not be relied on as investment advice or as an indication of trading intent on behalf of the Fund.

All investments entail risk, including the possible loss of principal.

Industry Diversification Table

Semi-Annual Financial Statements and
Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International All Cap Fund

	Value	% of Total Net Assets
Airlines	$4,505,123	1.5%
Apparel	3,891,853	1.3
Auto Parts & Equipment	2,785,604	0.9
Banks	27,873,132	9.1
Beverages	9,677,170	3.2
Building Materials	2,087,428	0.7
Chemicals	7,968,900	2.6
Commercial Services	22,370,215	7.3
Computers	3,196,392	1.0
Cosmetics/Personal Care	9,308,867	3.0
Distribution/Wholesale	7,194,965	2.3
Diversified Financial Services	6,958,988	2.3
Electronics	8,435,418	2.8
Food	6,297,665	2.1
Hand/Machine Tools	3,790,171	1.2
Healthcare — Products	5,179,322	1.7
Healthcare — Services	4,719,364	1.5
Home Furnishings	1,710,285	0.6
Insurance	3,848,027	1.3
Internet	38,365,157	12.5
Investment Companies	9,174,805	3.0
Leisure Time	3,160,574	1.0
Machinery — Construction & Mining	7,385,512	2.4
Machinery — Diversified	12,577,350	4.1
Mining	2,534,781	0.8
Oil & Gas	5,244,630	1.7
Pharmaceuticals	7,512,456	2.5
Private Equity	3,567,806	1.2
Retail	16,397,840	5.4
Semiconductors	34,253,314	11.2
Software	8,405,715	2.7
Toys/Games/Hobbies	3,618,975	1.2
Transportation	7,553,198	2.5
Total Value of Investments	301,551,002	98.6
Other assets less liabilities	4,248,350	1.4
Net Assets	$305,799,352	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

1

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 0.8%
BHP Group Ltd.	105,363	$2,534,781
BELGIUM — 1.6%
Anheuser-Busch InBev SA/NV	69,382	4,773,508
BRAZIL — 3.2%
B3 SA — Brasil Bolsa Balcao	1,099,000	2,941,131
MercadoLibre, Inc. *	1,711	4,471,921
Raia Drogasil SA	839,580	2,341,138
		9,754,190
CANADA — 3.0%
Alimentation Couche-Tard, Inc.	39,629	1,969,882
Canadian Pacific Kansas City Ltd.	38,863	3,087,350
Shopify, Inc., Class A *	36,014	4,154,215
		9,211,447
CHILE — 1.3%
Banco de Chile ADR	133,224	4,052,674
CHINA — 8.0%
Alibaba Group Holding Ltd.	234,356	3,317,532
Centre Testing International Group Co., Ltd., Class A	790,100	1,291,361
Contemporary Amperex Technology Co., Ltd., Class A	78,939	2,785,604
Kweichow Moutai Co., Ltd., Class A	5,500	1,083,760
Li Ning Co., Ltd.	559,000	1,211,446
Midea Group Co., Ltd., Class A	169,500	1,710,285
Prosus NV	54,246	3,043,553
Silergy Corp.	137,000	1,668,829
Tencent Holdings Ltd.	111,100	7,158,797
Yifeng Pharmacy Chain Co., Ltd., Class A	398,300	1,362,663
		24,633,830
DENMARK — 1.5%
DSV A/S	18,619	4,465,848

The accompanying notes are an integral part of the financial statements.
2

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
FRANCE — 5.2%
Air Liquide SA	22,437	$4,626,535
LVMH Moet Hennessy Louis Vuitton SE	7,436	3,891,853
Remy Cointreau SA	25,298	1,293,081
SOITEC *	15,953	879,678
TotalEnergies SE	85,805	5,244,630
		15,935,777
GERMANY — 1.2%
Nemetschek SE	24,615	3,568,998
HONG KONG — 3.8%
AIA Group Ltd.	424,800	3,848,027
Hong Kong Exchanges & Clearing Ltd.	74,700	4,017,857
Techtronic Industries Co., Ltd.	343,500	3,790,171
		11,656,055
INDIA — 2.9%
HDFC Bank Ltd.	232,905	5,437,275
MakeMyTrip Ltd. *	33,349	3,268,869
		8,706,144
ITALY — 1.5%
Ryanair Holdings PLC ADR	78,119	4,505,123
JAPAN — 11.1%
Chugai Pharmaceutical Co., Ltd.	45,300	2,365,467
Cosmos Pharmaceutical Corp.	55,700	3,534,976
Keyence Corp.	7,500	2,998,712
Nippon Paint Holdings Co., Ltd.	415,600	3,342,365
Olympus Corp.	223,100	2,650,054
Recruit Holdings Co., Ltd.	60,300	3,546,040
Shimano, Inc.	21,800	3,160,574
Shiseido Co., Ltd.	122,700	2,191,502
SMC Corp.	5,000	1,791,812
Sysmex Corp.	145,300	2,529,269
Tokyo Electron Ltd.	19,300	3,696,133
Unicharm Corp.	289,200	2,088,252
		33,895,156

The accompanying notes are an integral part of the financial statements.
3

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
MEXICO — 1.7%
Fomento Economico Mexicano SAB de CV ADR	24,537	$2,526,820
Wal-Mart de Mexico SAB de CV	846,264	2,799,759
		5,326,579
NETHERLANDS — 7.8%
Adyen NV *	2,460	4,517,882
ASML Holding NV	9,650	7,732,900
EXOR NV	37,512	3,786,744
IMCD NV	22,724	3,056,273
Topicus.com, Inc. *	38,605	4,836,717
		23,930,516
PORTUGAL — 1.4%
Jeronimo Martins SGPS SA	165,142	4,181,046
SINGAPORE — 3.2%
United Overseas Bank Ltd.	347,999	9,849,665
SOUTH KOREA — 1.3%
Samsung Electronics Co., Ltd.	87,725	3,879,342
SWEDEN — 7.8%
Assa Abloy AB, B Shares	147,182	4,601,446
Atlas Copco AB, A Shares	64,753	1,046,797
Atlas Copco AB, B Shares	323,619	4,605,936
Epiroc AB, B Shares	185,511	3,556,718
Investor AB, B Shares	181,824	5,388,061
Skandinaviska Enskilda Banken AB, A Shares	271,365	4,730,037
		23,928,995
SWITZERLAND — 5.7%
Cie Financiere Richemont SA	16,794	3,177,977
Lonza Group AG	6,599	4,719,364
Partners Group Holding AG	2,727	3,567,806
Sika AG	7,672	2,087,428
UBS Group AG	112,026	3,803,481
		17,356,056

The accompanying notes are an integral part of the financial statements.
4

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
TAIWAN — 6.6%
Chroma ATE, Inc.	143,000	$2,165,143
Taiwan Semiconductor Manufacturing Co., Ltd.	494,000	18,065,261
		20,230,404
UNITED KINGDOM — 13.5%
Ashtead Group PLC	47,333	3,035,279
Auto Trader Group PLC	341,579	3,868,996
Bunzl PLC	129,876	4,138,692
Games Workshop Group PLC	16,259	3,618,975
Greggs PLC	80,269	2,116,619
Intertek Group PLC	38,303	2,495,003
Rightmove PLC	368,907	3,992,836
Softcat PLC	135,631	3,196,392
Spirax Group PLC	26,098	2,134,092
Trainline PLC *	353,449	1,357,631
Unilever PLC	82,409	5,029,113
Weir Group PLC (The)	111,954	3,828,794
Wise PLC, Class A *	176,195	2,517,015
		41,329,437
UNITED STATES — 4.5%
Experian PLC	96,335	4,967,635
Roche Holding AG	15,768	5,146,989
Spotify Technology SA *	4,862	3,730,807
		13,845,431
TOTAL INVESTMENTS — 98.6%
(cost $228,364,368)		$301,551,002
Other assets less liabilities — 1.4%		4,248,350
NET ASSETS — 100.0%		$305,799,352

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund's Prospectus for Private Placement.

The accompanying notes are an integral part of the financial statements.
5

Portfolio of Investments

Semi-Annual Financial Statements and
Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International All Cap Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$44,686,406	$256,864,596	$—	$301,551,002
Total	$44,686,406	$256,864,596	$—	$301,551,002

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.
6

Statement of Assets and Liabilities

Semi-Annual Financial Statements and Other Information June 30, 2025

June 30, 2025 (unaudited)
Baillie Gifford International All Cap Fund

ASSETS
Investments, at value (cost $228,364,368)	$301,551,002
Cash	3,726,653
Foreign cash, at value (cost $52,977)	53,375
Dividends receivable	592,592
Tax reclaims receivable	474,534
Prepaid assets	926
Total Assets	306,399,082
LIABILITIES
Advisory fee payable	256,587
Deferred India capital gains tax liability (Note A)	105,604
Shareholder Servicing fee payable	99,623
Trustee fee payable	3,882
Commitment fee payable	1,051
Accrued expenses	132,983
Total Liabilities	599,730
NET ASSETS	$305,799,352
COMPOSITION OF NET ASSETS
Paid-in capital	$219,857,476
Total distributable earnings	85,941,876
$305,799,352
NET ASSET VALUE, PER SHARE
Class 2 ($168,065,637 / 13,307,809 shares outstanding), unlimited authorized, no par value	$12.63
Class 3 ($137,733,715 / 10,702,893 shares outstanding), unlimited authorized, no par value	$12.87

The accompanying notes are an integral part of the financial statements.
7

Statement of Operations

Semi-Annual Financial Statements and Other Information June 30, 2025

For the Six Months Ended June 30, 2025 (unaudited)
Baillie Gifford International All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $456,010)	$3,646,575
Windfall tax recovery (Note A)	226,297
Interest	32,930
Total Investment Income	3,905,802
EXPENSES
Advisory fee (Note B)	514,390
Shareholder Servicing fees — Class 2 shares (Note B)	98,216
Shareholder Servicing fees — Class 3 shares (Note B)	89,194
Transfer agency	13,491
Fund accounting	53,696
Custody	32,440
Professional fees	30,282
Legal	27,313
Trustees' fees	7,745
Commitment fees	2,136
Miscellaneous	7,861
Total Expenses	876,764
Net Investment Income	3,029,038
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments (net of India capital gains tax expense of $10,441)	9,417,250
Foreign currency transactions	5,414
9,422,664
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax expense of $64,441) (Note A)	23,437,738
Translation of net assets and liabilities denominated in foreign currencies	62,314
23,500,052
Net realized and unrealized gain	32,922,716
NET INCREASE IN NET ASSETS FROM OPERATIONS	$35,951,754

The accompanying notes are an integral part of the financial statements.
8

Statements of Changes in Net Assets

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International All Cap Fund

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,029,038		$2,840,498
Net realized gain	9,422,664		44,269,781
Net change in unrealized appreciation (depreciation)	23,500,052		(36,240,913)
Net Increase in Net Assets from Operations	35,951,754		10,869,366
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—		(8,488,123)
Class 3	—		(23,666,138)
Total Distributions to Shareholders	—		(32,154,261)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	79,859,578	*	21,000,000
Dividends reinvested:
Class 2	—		8,488,123
Class 3	—		23,666,138
Cost of shares redeemed:
Class 2	(10,000,000)		(9,903,678)
Class 3	(99,859,580	)*	(10,000,000)
Class 5	—		(37,438,425)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(30,000,002)		(4,187,842)
Total Increase (Decrease) in Net Assets	5,951,752		(25,472,737)
NET ASSETS
Beginning of Period	299,847,600		325,320,337
End of Period	$305,799,352		$299,847,600

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.
9

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$11.22		$12.22	$11.24	$16.83	$20.27	$15.82
From Investment Operations
Net investment income(a)	0.14		0.10	0.10	0.09	0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.27		0.26	1.04	(5.41)	0.60	5.20
Net increase (decrease) in net asset value from investment operations	1.41		0.36	1.14	(5.32)	0.65	5.26
Dividends and Distributions to Shareholders
From net investment income	—		(0.37)	—	—	(0.19)	(0.18)
From net realized gain on investments	—		(0.99)	(0.16)	(0.27)	(3.90)	(0.63)
Total dividends and distributions	—		(1.36)	(0.16)	(0.27)	(4.09)	(0.81)
Net asset value, end of period	$12.63		$11.22	$12.22	$11.24	$16.83	$20.27
Total Return
Total return based on net asset value(b)	12.58%		2.88%	10.23%	(31.67)%	3.34%	33.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$168,066		$78,599	$66,048	$61,057	$112,388	$183,037
Ratio of net expenses to average net assets	0.64	%*	0.65%	0.63%	0.64%	0.61%	0.62%
Ratio of net investment income to average net assets	2.39	%*	0.77%	0.80%	0.71%	0.26%	0.34%
Portfolio turnover rate(c)	12%		37%	16%	19%	14%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
10

Financial Highlights

Semi-Annual Financial Statements and Other Information June 30, 2025

Baillie Gifford International All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$11.43		$12.42	$11.41	$17.08	$20.50	$15.99
From Investment Operations
Net investment income(a)	0.11		0.11	0.10	0.12	0.09	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.33		0.27	1.07	(5.52)	0.59	5.27
Net increase (decrease) in net asset value from investment operations	1.44		0.38	1.17	(5.40)	0.68	5.34
Dividends and Distributions to Shareholders
From net investment income	—		(0.38)	—	—	(0.20)	(0.20)
From net realized gain on investments	—		(0.99)	(0.16)	(0.27)	(3.90)	(0.63)
Total dividends and distributions	—		(1.37)	(0.16)	(0.27)	(4.10)	(0.83)
Net asset value, end of period	$12.87		$11.43	$12.42	$11.41	$17.08	$20.50
Total Return
Total return based on net asset value(b)	12.61%		2.96%	10.31%	(31.62)%	3.41%	33.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$137,734		$221,249	$224,428	$221,064	$133,796	$331,138
Ratio of net expenses to average net assets	0.57	%*	0.57%	0.56%	0.58%	0.54%	0.55%
Ratio of net investment income to average net assets	1.85	%*	0.87%	0.86%	1.03%	0.41%	0.44%
Portfolio turnover rate(c)	12%		37%	16%	19%	14%	12%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
11

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

Note  A — Organization and Accounting Policies

The Fund is a series of Baillie Gifford Funds (the "Trust"). The investment objective of the Fund is to achieve capital appreciation. For information on the specific investment strategies of the Fund and a description of each share class, please refer to the Fund's Prospectus for Private Placement ("Prospectus"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Third Amended and Restated Agreement and Declaration of Trust dated September 20, 2023, as amended from time to time.

The Fund's Class 2 and Class 3 share classes had shares outstanding as of June 30, 2025.

Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The financial statements of the Fund have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Segment Reporting

In November 2023, the FASB issued Accounting Standards Update ("ASU"), ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures, which aimed to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. The amendments under this ASU were effective for fiscal years beginning after December 15, 2023 and hence the Fund adopted this ASU for the year ending December 31, 2024.

The Fund is subject to Topic 946: Investment Companies and is structured as having a limited purpose by design. The Fund's sole purpose is to invest to obtain returns from investment income and/or capital appreciation in accordance with its established investment objective. As such, the Fund is deemed to be an individual reporting segment under Topic 280 and is not part of a consolidated reporting entity. The results of the operations, as shown in the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day oversight of the Fund. Due to the significance of oversight and their role, the President / Principal Executive Officer is deemed to be the Chief Operating Decision Maker.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated the Fund's investment adviser, Baillie Gifford Overseas Limited (the "Manager") as the valuation designee (the "Valuation Designee") to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists, subject to the Board's oversight.

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Valuation Designee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange.

12

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value.

The Valuation Designee utilizes a third-party pricing service for all equity securities, except those traded on Canadian, Latin American, or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments which the Fund has the ability to access

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at June 30, 2025 is disclosed at the end of the Fund's Portfolio of Investments.

For the six months ended June 30, 2025, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the

13

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of the Fund's total income stated separately on the Statement of Operations, and is recorded at the fair market value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

U.S. Federal and Other Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

As a result of several court cases in certain countries across the European Union ("EU"), the Fund may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims becomes payable to the Fund, they will be reflected as windfall tax recovery within investment income in the Statement of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Fund will generally follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The previous three tax year ends remain subject to examination.

14

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

During the year ended December 31, 2024, the Fund utilized $14,141,707 in capital loss carryforwards. To the extent that the loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:

Fund	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses
Baillie Gifford International All Cap Fund	$—	$(621,891)

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at June 30, 2025 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation
Baillie Gifford International All Cap Fund	$232,340,099	$85,570,484	$(16,359,581)	$69,210,903

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford International All Cap Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of the Fund's average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17% and Class 3 shares is 0.10%.

15

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

The Bank of New York Mellon ("BNY") serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (US) Inc serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Baillie Gifford International All Cap Fund	$34,172,085	$61,744,317

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford International All Cap Fund
	For the Period Ended June 30, 2025			For the Year Ended December 31, 2024
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	7,111,018	$79,859,578	(a)	1,643,320	$21,000,000
Shares issued in reinvestment of dividends and distributions	—			755,285	8,488,123
Shares redeemed	(809,487)	(10,000,000)		(797,269)	(9,903,678)
Net Increase (Decrease)	6,301,531	$69,859,578		1,601,336	$19,584,445
Class 3 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		2,067,327	23,666,138
Shares redeemed	(8,658,440)	(99,859,580	)(b)	(769,013)	(10,000,000)
Net Increase (Decrease)	(8,658,440)	$(99,859,580)		1,298,314	$13,666,138
Class 5 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		—	—
Shares redeemed	—	—		(2,724,980)	(37,438,425)
Net Increase (Decrease)	—	$—		(2,724,980)	$(37,438,425)
Total Net Increase (Decrease)	(2,356,909)	$(30,000,002)		174,670	$(4,187,842)

(a)  $79,859,578 converted into Class 2 from Class 3.

(b)  $79,859,578 converted from Class 3 into Class 2.

16

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act.

As of June 30, 2025, the Fund had two shareholders which beneficially owned 25% or more of the Fund's voting securities. Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with BNY on May 1, 2017, most recently renewed April 15, 2025 and expiring April 14, 2026 (unless renewed), which allows the series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%.

The Fund pays a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at June 30, 2025 was 5.80% on any amount drawn down. There were no borrowings made against the credit facility during the period.

Note H — Principal Risks

The below is a selection of the Fund's principal risks. Additional risks of investing in the Fund are included in the Fund's Prospectus.

Investment Style Risk

The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-or medium-term fluctuations in the value of the Fund's portfolio.

17

Notes to Financial Statements (unaudited)

Semi-Annual Financial Statements and
Other Information June 30, 2025

Asia Risk

Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objectives, and increase the Fund's exposure to the other risks detailed in the Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments.

Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

Non-U.S. Investment Risk

Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

For further information on the risks of investing in the Fund, please refer to the Prospectus.

Note I — Legal Notice

MSCI

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2025 and the issuance of the Financial Statements.

18

Copyright © Baillie Gifford & Co 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

-OR-

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

During the period, each of the four Independent Trustees (as defined below) received a retainer fee of $82,500. The chairs of the Audit Oversight Committee and the Nominating and Governance Committee received additional compensation of $7,500 and $3,500, respectively. In sum, the total remuneration paid by Baillie Gifford Funds (the “Trust”) was $341,000.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Baillie Gifford Funds

Board considerations
Regarding 2025 Contract Renewal

On June 19, 2025, the Board of Trustees (the “Board”) of Baillie Gifford Funds (the “Trust”), including those trustees who are not “interested persons” as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the funds listed below, respectively (each a “Fund” and collectively, the “Funds”), and Baillie Gifford Overseas Limited (the “Manager”):

• Baillie Gifford Global Alpha Equities Fund	• Baillie Gifford International Growth Fund
• Baillie Gifford Long Term Global Growth Fund	• Baillie Gifford International Smaller Companies Fund
• Baillie Gifford Developed EAFE All Cap Fund	• Baillie Gifford China Equities Fund
• Baillie Gifford EAFE Plus All Cap Fund	• Baillie Gifford Emerging Markets Equities Fund
• Baillie Gifford International All Cap Fund	• Baillie Gifford Emerging Markets ex China Fund
• Baillie Gifford International Alpha Fund	• Baillie Gifford U.S. Equity Growth Fund
• Baillie Gifford International Concentrated Growth Equities Fund

As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data (“Broadridge”), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided additional materials and other information in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for each Fund.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to each Fund. The Board noted that: (1) pursuant to the Funds’ Advisory Agreement, the Manager provides portfolio management services to the Funds and receives an advisory fee; (2) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Class K and Institutional Class shares for each Fund that offers those classes, the Manager receives an “administration and supervisory fee;” and (3) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares for each Fund that offers those classes, the Manager receives a “shareholder service fee,” the amount of which varies among the share classes (the administration and supervisory fee and the shareholder service fee are each referred to as a “Class specific fee” and together are referred to as “Class specific fees”). The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Funds, reviewed information regarding each Fund’s performance, advisory fee and applicable Class specific fee, and expense ratios for certain share classes compared to similar funds, and considered the experience of the Manager in providing services to each Fund. In assessing each Fund’s performance, the Board considered that performance is closely evaluated at the quarterly Board meetings and that the Board regularly meets with portfolio managers and other investment team members for each Fund to discuss performance. The Board considered certain periods of underperformance for each Fund and the Manager’s explanations, broadly attributing underperformance to, in addition to other Fund-specific factors, an unfavorable market environment for growth companies (after a lengthy period of favorable market conditions for growth investing) which has been shaped by high inflation, a sharp rise in interest rates, military conflict, and geopolitical and trade tensions, among other things. The Board also considered the Manager’s discussions of its investment processes, the Manager’s work to evaluate whether potential changes to such processes could improve performance, and the outcomes of such evaluations. The Board considered that the Manager was consistent in its long-term investing philosophy and that a Fund may experience periods of underperformance. The Board concluded that, with respect to each Fund: (1) the Fund’s performance was acceptable; or (2) it was satisfied with the Manager’s responses and/or efforts to improve investment performance. In evaluating the advisory fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the applicable Class specific fee. The Board also considered that the advisory fee schedule for each Fund other than Baillie Gifford International Smaller Companies Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Funds, including the Manager’s receipt of the Class specific fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager’s revenues received with respect to the Funds and the nature of the Manager’s resources expended in providing solely advisory services as well as additional services to the Funds. The Board considered the Manager’s estimated profitability with respect to the Funds and concluded that it was not unreasonable.

The Board noted the following items specific to the referenced Funds.

Baillie Gifford Global Alpha Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (November 15, 2011) periods ended March 31, 2025 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2015 through 2024 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year, five-year and ten-year periods and below the benchmark index and above the average of the performance universe for the since inception period.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Long Term Global Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (June 10, 2014) periods ended March 31, 2025 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2015 through 2024 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was above the benchmark index and the average of the performance universe for the one-year, ten-year and since inception periods, below the benchmark index and the average of the performance universe for the three-year period and below the benchmark index and above the average of the performance universe for the five-year period.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Developed EAFE All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (April 15, 2014) periods ended March 31, 2025 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2015 through 2024 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2026. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford EAFE Plus All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (December 17, 2009) periods ended March 31, 2025 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2015 through 2024 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2026. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (September 24, 2012) periods ended March 31, 2025 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2015 through 2024 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods.

The Board reviewed the advisory fee (plus the shareholder service fee) and net expense ratio for the Fund’s Class 2 and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the shareholder service fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund’s contractual advisory fee (plus the shareholder service fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Alpha Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (February 7, 2008) periods ended March 31, 2025 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2015 through 2024 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and above the average of the performance universe for the one-year and three-year periods, below the benchmark index and the average of the performance universe for the five-year period and above the benchmark index and the average of the performance universe for the ten-year and since inception periods.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Concentrated Growth Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (December 14, 2017) periods ended March 31, 2025 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 through 2024 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was above the benchmark index and the average of the performance universe for the one-year, five-year and since inception periods and below the benchmark index and the average of the performance universe for the three-year period.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2026. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (March 6, 2008) periods ended March 31, 2025 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2015 through 2024 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and above the average of the performance universe for the one-year period, below the benchmark index and the average of the performance universe for the three-year and five-year periods and above the benchmark index and the average of the performance universe for the ten-year and since inception periods.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Smaller Companies Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (December 19, 2018) periods ended March 31, 2025 for the Fund compared to a primary benchmark index (MSCI ACWI ex USA IMI Index) and a secondary benchmark index (MSCI ACWI ex USA Small Cap Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2019 through 2024 for the Fund compared to the benchmark indices and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark indices and the average of the performance universe for the one-year, three-year, five-year and since inception periods. The Board considered that the Manager had previously proposed to liquidate the Fund, which the Board had approved, effective no later than July 21, 2025, and that the Board was asked to renew the Advisory Agreement for the Fund to allow for the orderly liquidation of the Fund.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s assets and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2026. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford China Equities Fund

The Board reviewed total return information for the one-year, three-year and since inception (July 7, 2021) periods ended March 31, 2025 for the Fund compared to a benchmark index (MSCI China All Shares Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 through 2024 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was above the benchmark index and the average of the performance universe for the one-year period, below the benchmark index and above the average of the performance universe for the three-year period and below the benchmark index and the average of the performance universe for the since inception period.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s assets and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2026. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Emerging Markets Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (April 4, 2003) periods ended March 31, 2025 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2015 through 2024 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and above the average of the performance universe for the one-year and five-year periods and above the benchmark index and the average of the performance universe for the three-year, ten-year and since inception periods.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Emerging Markets ex China Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 28, 2021) periods ended March 31, 2025 for the Fund compared to a benchmark index (MSCI Emerging Markets ex China Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 through 2024 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was above the benchmark index and below the average of the performance universe for the one-year period, above the benchmark index and the average of the performance universe for the three-year period and below the benchmark index and above the average of the performance universe for the since inception period.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s assets and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2026. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford U.S. Equity Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (December 5, 2016) periods ended March 31, 2025 for the Fund compared to a primary benchmark index (S&P 500 Index) and a secondary benchmark index (Russell 1000 Growth Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2017 through 2024 for the Fund compared to the benchmark indices and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was above the benchmark indices and the average of the performance universe for the one-year period, below the benchmark indices and the average of the performance universe for the three-year and five-year periods and above the primary benchmark index, below the secondary benchmark index and above the average of the performance universe for the since inception period.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s assets and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2026. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Michael Stirling-Aird

Michael Stirling-Aird, President

(principal executive officer)

Date  September 3, 2025

By (Signature and Title)*	/s/Lindsay Cockburn

Lindsay Cockburn, Treasurer

(principal financial officer)

Date   September 3, 2025

* Print the name and title of each signing officer under his or her signature.